Franklin Investors Securities Trust
Statement of Investments (unaudited), July 31, 2020
Franklin Adjustable U.S. Government Securities Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities 1.8%
Diversified Financial Services 0.1%
a
GNMA , 2010-12 , FD , FRN , 0.777% , ( 1-month USD LIBOR + 0.6% ), 1/16/40 .......
$ 1,097,938 $ 1,106,086
Thrifts & Mortgage Finance 1.7%
a
FHLMC , 4845 , QF , FRN , 0.475% , ( 1-month USD LIBOR + 0.3% ), 12/15/48 ........
9,830,441 9,811,577
a
FNMA , 2019-38 , CF , FRN , 0.622% , ( 1-month USD LIBOR + 0.45% ), 7/25/49 .......
2,964,266 2,975,580
12,787,157
a a a a a
Total Commercial Mortgage-Backed Securities (Cost $13,827,829) ................
13,893,243
Mortgage-Backed Securities 90.7%
b
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 14.9%
FHLMC, 3.117%, (12-month USD LIBOR +/- MBS Margin), 11/01/40 ............. 2,787,496 2,940,597
FHLMC, 3.521%, (12-month USD LIBOR +/- MBS Margin), 7/01/43 .............. 6,350,479 6,658,210
FHLMC, 3.524%, (12-month USD LIBOR +/- MBS Margin), 7/01/35 .............. 5,053,089 5,350,942
FHLMC, 3.562%, (12-month USD LIBOR +/- MBS Margin), 9/01/35 .............. 4,055,193 4,205,121
FHLMC, 3.603%, (12-month USD LIBOR +/- MBS Margin), 5/01/45 .............. 5,352,685 5,568,821
FHLMC, 3.674%, (12-month USD LIBOR +/- MBS Margin), 6/01/37 .............. 4,893,089 5,217,040
FHLMC, 3.723%, (12-month USD LIBOR +/- MBS Margin), 9/01/37 .............. 11,709,454 12,383,520
FHLMC, 3.825%, (12-month USD LIBOR +/- MBS Margin), 7/01/43 .............. 6,615,706 6,946,447
FHLMC, 2.588% - 5.07%, (12-month USD LIBOR +/- MBS Margin), 8/01/33 - 11/01/41 62,506,522 65,615,870
114,886,568
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 8.6%
FHLMC Pool, 15 Year, 2.5%, 3/01/35 ..................................... 25,302,776 26,936,495
FHLMC Pool, 15 Year, 2.5%, 3/01/35 ..................................... 22,396,373 23,842,294
FHLMC Pool, 15 Year, 2.5%, 5/01/35 ..................................... 14,600,260 15,334,584
66,113,373
b
Federal National Mortgage Association (FNMA) Adjustable Rate 54.7%
FNMA, 2.508%, (6-month USD LIBOR +/- MBS Margin), 12/01/34 ............... 3,063,950 3,152,693
FNMA, 2.661%, (12-month USD LIBOR +/- MBS Margin), 3/01/46 ............... 3,617,707 3,754,428
FNMA, 3.068%, (12-month USD LIBOR +/- MBS Margin), 10/01/38 .............. 5,550,464 5,847,627
FNMA, 3.18%, (COFI 11th District +/- MBS Margin), 4/01/34 ................... 13,197,896 13,706,781
FNMA, 3.187%, (12-month USD LIBOR +/- MBS Margin), 2/01/36 ............... 2,819,871 2,956,502
FNMA, 3.248%, (12-month USD LIBOR +/- MBS Margin), 5/01/39 ............... 4,013,191 4,185,183
FNMA, 3.262%, (12-month USD LIBOR +/- MBS Margin), 1/01/37 ............... 3,111,148 3,287,342
FNMA, 3.267%, (12-month USD LIBOR +/- MBS Margin), 1/01/36 ............... 2,626,007 2,776,174
FNMA, 3.296%, (12-month USD LIBOR +/- MBS Margin), 3/01/41 ............... 3,388,818 3,562,478
FNMA, 3.299%, (12-month USD LIBOR +/- MBS Margin), 5/01/38 ............... 2,980,514 3,149,665
FNMA, 3.341%, (12-month USD LIBOR +/- MBS Margin), 2/01/36 ............... 4,073,520 4,245,315
FNMA, 3.359%, (12-month USD LIBOR +/- MBS Margin), 11/01/42 .............. 6,970,583 7,319,671
FNMA, 3.362%, (12-month USD LIBOR +/- MBS Margin), 2/01/43 ............... 5,937,793 6,234,692
FNMA, 3.37%, (12-month USD LIBOR +/- MBS Margin), 7/01/42 ................ 7,336,275 7,731,051
FNMA, 3.403%, (12-month USD LIBOR +/- MBS Margin), 9/01/42 ............... 4,952,667 5,200,455
FNMA, 3.409%, (12-month USD LIBOR +/- MBS Margin), 10/01/38 .............. 2,709,036 2,851,549
FNMA, 3.413%, (12-month USD LIBOR +/- MBS Margin), 4/01/40 ............... 6,884,648 7,254,094
FNMA, 3.419%, (1-year CMT T-Note +/- MBS Margin), 5/01/36 ................. 10,964,879 11,486,923
FNMA, 3.455%, (12-month USD LIBOR +/- MBS Margin), 7/01/42 ............... 5,538,140 5,816,834
FNMA, 3.461%, (12-month USD LIBOR +/- MBS Margin), 3/01/37 ............... 2,817,648 2,951,909
FNMA, 3.511%, (12-month USD LIBOR +/- MBS Margin), 3/01/35 ............... 4,953,045 5,199,886
FNMA, 3.532%, (12-month USD LIBOR +/- MBS Margin), 1/01/39 ............... 3,939,140 4,136,597
FNMA, 3.54%, (12-month USD LIBOR +/- MBS Margin), 8/01/44 ................ 7,266,294 7,625,197
FNMA, 3.549%, (12-month USD LIBOR +/- MBS Margin), 4/01/44 ............... 6,143,373 6,436,255
FNMA, 3.574%, (12-month USD LIBOR +/- MBS Margin), 11/01/34 .............. 3,231,544 3,380,359
FNMA, 3.579%, (1-year CMT T-Note +/- MBS Margin), 1/01/38 ................. 3,040,173 3,187,254
FNMA, 3.611%, (12-month USD LIBOR +/- MBS Margin), 1/01/36 ............... 2,916,235 3,058,126

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Adjustable U.S. Government Securities Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 119 .
a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
b
Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 3.644%, (12-month USD LIBOR +/- MBS Margin), 11/01/34 .............. $ 3,997,435 $ 4,196,938
FNMA, 3.679%, (12-month USD LIBOR +/- MBS Margin), 2/01/36 ............... 2,715,014 2,847,973
FNMA, 3.846%, (12-month USD LIBOR +/- MBS Margin), 5/01/40 ............... 5,891,231 6,207,877
FNMA, 0.865% - 6.736%, (1-month USD LIBOR +/- MBS Margin), 10/01/20 - 5/01/48 259,389,287 267,997,882
421,745,710
Federal National Mortgage Association (FNMA) Fixed Rate 12.4%
FNMA, 15 Year, 2%, 7/01/35 ........................................... 19,885,095 20,698,817
FNMA, 15 Year, 2.5%, 3/01/35 ......................................... 12,268,530 13,058,436
FNMA, 15 Year, 2.5%, 5/01/35 ......................................... 19,501,049 20,480,600
FNMA, 15 Year, 2.5%, 6/01/35 ......................................... 19,714,088 20,706,339
FNMA, 15 Year, 2.5%, 7/01/35 ......................................... 19,880,608 20,883,377
95,827,569
b
Government National Mortgage Association (GNMA) Adjustable Rate 0.1%
GNMA II, 2.875% - 3.25%, (1-year CMT T-Note +/- MBS Margin), 9/20/33 - 5/20/36 .. 644,971 660,489
660,489
Total Mortgage-Backed Securities (Cost $699,616,896) ...........................
699,233,709
Total Long Term Investments (Cost $713,444,725) ...............................
713,126,952
a
a a a a
Short Term Investments 6.9%
Repurchase Agreements 1.9%
c
Joint Repurchase Agreement, 0.075%, 8/03/20 (Maturity Value $15,110,338)
BNP Paribas Securities Corp. (Maturity Value $9,034,622)
Deutsche Bank Securities, Inc. (Maturity Value $2,203,692)
HSBC Securities (USA), Inc. (Maturity Value $3,872,024)
Collateralized by U.S. Government Agency Securities, 4% - 4.5%, 4/15/50 - 7/20/50;
U.S. Government Agency Strips, 5/15/34 - 2/15/35; U.S. Treasury Bonds, 7.25%,
8/15/22; and U.S. Treasury Notes, 0.125% - 2.375%, 3/15/21 - 3/31/25 (valued at
$15,418,473) ..................................................... 15,110,244 15,110,244
Total Repurchase Agreements (Cost $15,110,244) ...............................
15,110,244
Shares
a
Money Market Funds 5.0%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0% ...................... 38,490,054 38,490,054
Total Money Market Funds (Cost $38,490,054) ..................................
38,490,054
Total Short Term Investments (Cost $53,600,298 ) ................................
53,600,298
a
Total Investments (Cost $767,045,023) 99.4% ...................................
$766,727,250
Other Assets, less Liabilities 0.6% .............................................
4,511,335
Net Assets 100.0% ...........................................................
$771,238,585
a
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
b
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Adjustable U.S. Government Securities Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At July 31, 2020, all repurchase agreements had been entered into on that date.
d
See Note 9 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Investors Securities Trust
Statement of Investments (unaudited), July 31, 2020
Franklin Convertible Securities Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a
Convertible Preferred Stocks 17.8%
Auto Components 1.2%
a
Aptiv plc, 5.5%, A ..................................... United States 530,000 $ 54,171,300
a
Chemicals 1.2%
International Flavors & Fragrances, Inc., 6% ................. United States 1,192,242 54,556,994
Electric Utilities 3.2%
American Electric Power Co., Inc., 6.125% .................. United States 440,000 22,704,000
NextEra Energy, Inc., 5.279% ............................ United States 1,100,000 53,284,000
a
PG&E Corp., 5.5% .................................... United States 380,000 38,095,000
Southern Co. (The), 6.75%, 2019 ......................... United States 550,000 25,366,000
139,449,000
Food Products 1.4%
Bunge Ltd., 4.875% ................................... United States 630,000 59,528,700
Gas Utilities 0.3%
b
South Jersey Industries, Inc., 7.25% ....................... United States 360,000 14,245,200
Health Care Equipment & Supplies 2.1%
Danaher Corp., 4.75%, A ................................ United States 54,000 76,632,480
Danaher Corp., 5%, B .................................. United States 14,045 17,205,687
93,838,167
Health Care Technology 0.3%
Change Healthcare, Inc., 6% ............................. United States 300,000 13,512,000
Life Sciences Tools & Services 1.4%
Avantor , Inc., 6.25%, A ................................. United States 820,000 59,146,600
Machinery 0.7%
Fortive Corp., 5%, A ................................... United States 34,350 30,372,957
Multi-Utilities 2.3%
DTE Energy Co., 6.25% ................................ United States 800,000 36,072,000
b
Sempra Energy, 6%, A ................................. United States 417,500 42,643,450
Sempra Energy, 6.75%, B ............................... United States 206,000 21,329,240
100,044,690
Semiconductors & Semiconductor Equipment 1.8%
Broadcom, Inc., 8%, A .................................. United States 71,100 81,118,701
Water Utilities 1.0%
Essential Utilities, Inc., 6% .............................. United States 770,000 45,337,600
Wireless Telecommunication Services 0.9%
a,c
2020 Cash Mandatory Exchangeable Trust, 144A, 5.25% ....... United States 38,000 39,595,620
a
Total Convertible Preferred Stocks (Cost $754,254,153) ..........................
784,917,529
Principal
Amount
*
a a a a a
Convertible Bonds 78.3%
Biotechnology 4.9%
BioMarin Pharmaceutical, Inc., Senior Sub. Note, 1.5%, 10/15/20 . United States 28,200,000 35,975,609
Intercept Pharmaceuticals, Inc., Senior Note, 2%, 5/15/26 ....... United States 21,000,000 15,601,481
Neurocrine Biosciences, Inc., Senior Note, 2.25%, 5/15/24 ...... United States 44,750,000 74,209,928
c
PTC Therapeutics, Inc., Senior Note, 144A, 1.5%, 9/15/26 ....... United States 48,000,000 54,182,622
Sarepta Therapeutics, Inc., Senior Note, 1.5%, 11/15/24 ........ United States 16,000,000 35,475,994
215,445,634

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Convertible Securities Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Convertible Bonds
(continued)
Communications Equipment 1.7%
Viavi Solutions, Inc. ,
Senior Note, 1.75%, 6/01/23 ........................... United States 40,969,000 $ 49,057,232
Senior Note, 1%, 3/01/24 ............................. United States 20,000,000 24,574,595
73,631,827
Energy Equipment & Services 0.3%
Oil States International, Inc., Senior Note, 1.5%, 2/15/23 ........ United States 28,000,000 14,518,801
Entertainment 3.7%
iQIYI , Inc. ,
Senior Note, 3.75%, 12/01/23 .......................... China 40,000,000 42,658,000
Senior Note, 2%, 4/01/25 ............................. China 26,000,000 25,090,000
c
Sea Ltd. ,
Senior Note, 144A, 1%, 12/01/24 ....................... Taiwan 16,500,000 40,654,448
Senior Note, 144A, 2.375%, 12/01/25 .................... Taiwan 34,000,000 52,690,438
161,092,886
Health Care Equipment & Supplies 3.6%
c
DexCom , Inc., Senior Note, 144A, 0.25%, 11/15/25 ............ United States 79,000,000 85,566,875
c
Insulet Corp., Senior Note, 144A, 0.375%, 9/01/26 ............ United States 65,000,000 75,056,150
160,623,025
Insurance 1.5%
c
AXA SA, Senior Note, 144A, 7.25%, 5/15/21 ................. France 71,500,000 68,461,250
Interactive Media & Services 4.1%
c
Snap, Inc., Senior Note, 144A, 0.75%, 8/01/26 ............... United States 59,000,000 74,192,500
Weibo Corp., Senior Note, 1.25%, 11/15/22 .................. China 63,000,000 59,925,512
Zillow Group, Inc., Senior Note, 2.75%, 5/15/25 ............... United States 34,500,000 45,423,851
179,541,863
Internet & Direct Marketing Retail 9.7%
Booking Holdings, Inc. ,
Senior Note, 0.9%, 9/15/21 ............................ United States 32,500,000 34,653,664
c
Senior Note, 144A, 0.75%, 5/01/25 ...................... United States 9,000,000 11,371,500
Etsy, Inc., Senior Note, Zero Cpn ., 3/01/23 .................. United States 30,000,000 97,577,725
MercadoLibre , Inc., Senior Note, 2%, 8/15/28 ................ Argentina 35,000,000 90,851,392
c
Pinduoduo , Inc., Senior Note, 144A, Zero Cpn ., 10/01/24 ....... China 40,500,000 88,147,358
Wayfair, Inc. ,
Senior Note, 1.125%, 11/01/24 ......................... United States 22,000,000 51,620,909
c
Senior Note, 144A, 1%, 8/15/26 ........................ United States 28,000,000 52,806,564
427,029,112
IT Services 9.1%
c
Okta , Inc., Senior Note, 144A, 0.125%, 9/01/25 ............... United States 73,000,000 98,869,723
Square, Inc., Senior Note, 0.5%, 5/15/23 .................... United States 55,000,000 98,268,920
Twilio , Inc., Senior Note, 0.25%, 6/01/23 .................... United States 23,500,000 91,908,218
Wix.com Ltd., Senior Note, Zero Cpn ., 7/01/23 ............... Israel 52,500,000 109,889,953
398,936,814
Life Sciences Tools & Services 1.8%
Illumina, Inc. ,
Senior Note, 0.5%, 6/15/21 ............................ United States 32,500,000 49,961,143
Senior Note, Zero Cpn ., 8/15/23 ........................ United States 25,750,000 29,091,213
79,052,356

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Convertible Securities Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Convertible Bonds
(continued)
Machinery 0.9%
Fortive Corp., Senior Note, 0.875%, 2/15/22 ................. United States 40,270,000 $ 40,268,858
Media 2.3%
c
Liberty Interactive LLC, Senior Bond, 144A, 1.75%, 9/30/46 ...... United States 37,000,000 61,513,404
Liberty Media Corp. ,
Senior Bond, 2.25%, 9/30/46 ........................... United States 37,000,000 17,753,239
Senior Note, 1.375%, 10/15/23 ......................... United States 21,200,000 23,153,250
102,419,893
Pharmaceuticals 2.3%
Jazz Investments I Ltd. ,
Senior Note, 1.5%, 8/15/24 ............................ United States 39,750,000 37,638,281
c
Senior Note, 144A, 2%, 6/15/26 ........................ United States 35,000,000 36,203,125
c
Revance Therapeutics, Inc., Senior Note, 144A, 1.75%, 2/15/27 .. United States 27,000,000 26,081,062
99,922,468
Road & Rail 1.1%
c
Lyft, Inc., Senior Note, 144A, 1.5%, 5/15/25 .................. United States 47,000,000 50,502,252
Semiconductors & Semiconductor Equipment 4.3%
Inphi Corp. ,
Senior Note, 0.75%, 9/01/21 ........................... United States 7,600,000 17,559,700
c
Senior Note, 144A, 0.75%, 4/15/25 ...................... United States 4,000,000 5,226,960
Microchip Technology, Inc., Senior Sub. Bond, 1.625%, 2/15/27 ... United States 62,250,000 90,965,925
c
Silicon Laboratories, Inc., Senior Note, 144A, 0.625%, 6/15/25 ... United States 68,000,000 74,879,895
188,632,480
Software 24.0%
c
Alteryx, Inc. ,
Senior Note, 144A, 0.5%, 8/01/24 ....................... United States 8,000,000 9,602,767
Senior Note, 144A, 1%, 8/01/26 ........................ United States 8,000,000 9,820,760
Atlassian , Inc., Senior Note, 0.625%, 5/01/23 ................ United States 32,500,000 71,097,355
c
Blackline, Inc., Senior Note, 144A, 0.125%, 8/01/24 ............ United States 9,500,000 12,916,058
Coupa Software, Inc. ,
Senior Note, 0.125%, 6/15/25 .......................... United States 21,000,000 41,855,734
c
Senior Note, 144A, 0.375%, 6/15/26 ..................... United States 44,000,000 55,168,380
DocuSign, Inc., Senior Note, 0.5%, 9/15/23 .................. United States 35,000,000 106,551,804
Envestnet , Inc., Senior Note, 1.75%, 6/01/23 ................. United States 51,500,000 68,511,927
Guidewire Software, Inc., Senior Note, 1.25%, 3/15/25 ......... United States 44,000,000 53,998,196
c
HubSpot , Inc., Senior Note, 144A, 0.375%, 6/01/25 ............ United States 68,000,000 76,380,977
New Relic, Inc., Senior Note, 0.5%, 5/01/23 .................. United States 24,000,000 23,970,458
Palo Alto Networks, Inc., Senior Note, 0.75%, 7/01/23 .......... United States 43,000,000 49,712,369
Pluralsight , Inc., Senior Note, 0.375%, 3/01/24 ............... United States 39,000,000 36,374,574
Q2 Holdings, Inc., Senior Note, 0.75%, 2/15/23 ............... United States 32,000,000 55,425,515
RealPage , Inc. ,
Senior Note, 1.5%, 11/15/22 ........................... United States 35,850,000 56,443,845
Senior Note, 1.5%, 5/15/25 ............................ United States 18,750,000 20,261,283
ServiceNow , Inc., Senior Note, Zero Cpn ., 6/01/22 ............. United States 23,000,000 74,995,156
Splunk , Inc. ,
Senior Note, 1.125%, 9/15/25 .......................... United States 22,500,000 34,916,958
c
Senior Note, 144A, 1.125%, 6/15/27 ..................... United States 6,500,000 7,389,163
Workday, Inc., Senior Note, 0.25%, 10/01/22 ................. United States 57,500,000 77,603,904
c
Workiva , Inc., Senior Note, 144A, 1.125%, 8/15/26 ............ United States 22,000,000 21,687,793
c
Zendesk , Inc., Senior Note, 144A, 0.625%, 6/15/25 ............ United States 80,000,000 90,552,424
1,055,237,400

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Convertible Securities Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Convertible Bonds
(continued)
Specialty Retail 3.0%
c
Burlington Stores, Inc., Senior Note, 144A, 2.25%, 4/15/25 ...... United States 23,000,000 $ 25,852,164
RH ,
Senior Note, Zero Cpn ., 6/15/23 ........................ United States 44,500,000 70,358,886
c
Senior Note, 144A, Zero Cpn ., 9/15/24 ................... United States 24,000,000 35,421,448
131,632,498
Total Convertible Bonds (Cost $2,458,260,343) ..................................
3,446,949,417
Shares
Escrows and Litigation Trusts 0.0%
a,d
Motors Liquidation Co., Escrow Account .................... United States 376,200 —
Total Escrows and Litigation Trusts (Cost $22,362) ..............................
—
Total Long Term Investments (Cost $3,212,536,858) .............................
4,231,866,946
a
Short Term Investments 3.8%
a a
Country Shares
a
Value
a
Money Market Funds 3.7%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 162,933,888 162,933,888
Total Money Market Funds (Cost $162,933,888) .................................
162,933,888
a a a a a
Investments from Cash Collateral Received for
Loaned Securities 0.1%
Money Market Funds 0.1%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 1,742,000 1,742,000
Principal
Amount
*
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
Repurchase Agreements 0.0%
†
g
Joint Repurchase Agreement, BNP Paribas SA, 0.08%, 8/03/20
(Maturity Value $285,054)
Collateralized by U.S. Treasury Bonds, 8.75%, 8/15/20; U.S.
Treasury Notes, 1.125% - 2.875%, 8/15/20 - 10/31/23; and
U.S. Treasury Notes, Index Linked, 0.625%, 1/15/24 (valued at
$290,754) ......................................... 285,052 285,052

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Convertible Securities Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 119 .
Short Term Investments
(continued)
a a
Principal
Amount
*
a
Value
a a a a a a
Investments from Cash Collateral Received for
Loaned Securities
(continued)
Repurchase Agreements 0.0%
†
(continued)
g
Joint Repurchase Agreement, JP Morgan Securities LLC, 0.07%,
8/03/20 (Maturity Value $151,440)
Collateralized by U.S. Treasury Bonds, 7.625%, 11/15/22; and U.S.
Treasury Notes, 0.125%, 5/15/23 (valued at $154,468) ....... 151,439 $ 151,439
Total Repurchase Agreements (Cost $436,491) ............................................... 436,491
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $2,178,491) ............................................................
2,178,491
Total Short Term Investments (Cost $165,112,379 ) ...............................
165,112,379
a
Total Investments (Cost $3,377,649,237) 99.9% ..................................
$4,396,979,325
Other Assets, less Liabilities 0.1% .............................................
5,208,961
Net Assets 100.0% ...........................................................
$4,402,188,286
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at July 31, 2020.
c
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities was $1,340,793,680, representing 30.5% of net assets.
d
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
e
See Note 9 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At July 31, 2020, all repurchase agreements had been entered into on that date.

Franklin Investors Securities Trust
Statement of Investments (unaudited), July 31, 2020
Franklin Equity Income Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a
Common Stocks 82.3%
Aerospace & Defense 3.2%
Lockheed Martin Corp. ................................. United States 83,500 $ 31,643,995
Raytheon Technologies Corp. ............................ United States 830,000 47,044,400
78,688,395
Banks 9.4%
Bank of America Corp. ................................. United States 2,037,708 50,698,175
Citigroup, Inc. ........................................ United States 930,000 46,509,300
JPMorgan Chase & Co. ................................. United States 925,000 89,392,000
Truist Financial Corp. .................................. United States 1,115,000 41,767,900
228,367,375
Beverages 4.6%
Coca-Cola Co. (The) ................................... United States 1,190,000 56,215,600
PepsiCo, Inc. ........................................ United States 415,000 57,128,900
113,344,500
Capital Markets 5.8%
Apollo Global Management, Inc. .......................... United States 480,000 23,568,000
Ares Management Corp. ................................ United States 550,000 21,967,000
BlackRock, Inc. ....................................... United States 49,500 28,462,995
Morgan Stanley ....................................... United States 1,390,000 67,943,200
141,941,195
Chemicals 0.7%
BASF SE ........................................... Germany 300,000 16,548,416
Commercial Services & Supplies 1.7%
Republic Services, Inc. ................................. United States 485,000 42,316,250
Communications Equipment 0.9%
Cisco Systems, Inc. ................................... United States 445,000 20,959,500
Diversified Telecommunication Services 2.9%
TELUS Corp. ........................................ Canada 645,000 11,186,613
Verizon Communications, Inc. ............................ United States 1,020,000 58,629,600
69,816,213
Electric Utilities 8.6%
Duke Energy Corp. .................................... United States 705,000 59,741,700
Entergy Corp. ........................................ United States 275,000 28,910,750
NextEra Energy, Inc. ................................... United States 250,000 70,175,000
Xcel Energy, Inc. ...................................... United States 723,500 49,950,440
208,777,890
Electrical Equipment 0.8%
Emerson Electric Co. .................................. United States 310,000 19,223,100
Equity Real Estate Investment Trusts (REITs) 2.3%
Equity Residential ..................................... United States 405,000 21,720,150
Prologis, Inc. ......................................... United States 240,000 25,300,800
Public Storage ....................................... United States 50,000 9,994,000
57,014,950
Food & Staples Retailing 2.2%
Walmart, Inc. ........................................ United States 410,000 53,054,000
Food Products 1.0%
Nestle SA ........................................... Switzerland 200,000 23,783,052

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Equity Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a
Common Stocks
(continued)
Health Care Equipment & Supplies 3.1%
Baxter International, Inc. ................................ United States 195,500 $ 16,887,290
Medtronic plc ........................................ United States 618,500 59,672,880
76,560,170
Health Care Providers & Services 2.0%
HCA Healthcare, Inc. ................................... United States 61,000 7,725,040
UnitedHealth Group, Inc. ................................ United States 135,000 40,875,300
48,600,340
Hotels, Restaurants & Leisure 1.7%
McDonald's Corp. ..................................... United States 210,000 40,798,800
Household Products 3.0%
Procter & Gamble Co. (The) ............................. United States 560,000 73,427,200
Insurance 0.9%
Arthur J Gallagher & Co. ................................ United States 195,500 21,014,295
Machinery 0.7%
Illinois Tool Works, Inc. ................................. United States 47,000 8,694,530
Stanley Black & Decker, Inc. ............................. United States 51,780 7,938,910
16,633,440
Media 1.8%
Comcast Corp., A ..................................... United States 1,029,500 44,062,600
Multiline Retail 2.1%
Target Corp. ......................................... United States 401,500 50,540,820
Oil, Gas & Consumable Fuels 4.3%
Canadian Natural Resources Ltd. ......................... Canada 650,000 11,479,000
Chevron Corp. ....................................... United States 615,000 51,623,100
Exxon Mobil Corp. ..................................... United States 224,550 9,449,064
Royal Dutch Shell plc, ADR, A ............................ Netherlands 780,000 23,251,800
Suncor Energy, Inc. .................................... Canada 555,000 8,746,800
104,549,764
Personal Products 0.9%
Unilever NV, NYRS .................................... United Kingdom 380,000 22,431,400
Pharmaceuticals 6.2%
Johnson & Johnson ................................... United States 494,000 72,005,440
Merck & Co., Inc. ..................................... United States 425,000 34,102,000
Pfizer, Inc. ........................................... United States 1,184,300 45,571,864
151,679,304
Road & Rail 2.0%
Norfolk Southern Corp. ................................. United States 255,000 49,013,550
Semiconductors & Semiconductor Equipment 3.0%
Analog Devices, Inc. ................................... United States 165,000 18,950,250
Broadcom, Inc. ....................................... United States 41,000 12,986,750
Intel Corp. ........................................... United States 268,402 12,810,827
Texas Instruments, Inc. ................................. United States 233,000 29,719,150
74,466,977
Software 3.0%
Microsoft Corp. ....................................... United States 330,000 67,653,300

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Equity Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a
Common Stocks
(continued)
Software (continued)
Oracle Corp. ......................................... United States 107,200 $ 5,944,240
73,597,540
Specialty Retail 1.2%
Lowe's Cos., Inc. ...................................... United States 190,000 28,292,900
Technology Hardware, Storage & Peripherals 1.6%
Apple, Inc. .......................................... United States 90,000 38,253,600
Trading Companies & Distributors 0.3%
Fastenal Co. ......................................... United States 175,000 8,232,000
Wireless Telecommunication Services 0.4%
Rogers Communications, Inc., B .......................... Canada 245,000 10,005,800
Total Common Stocks (Cost $1,463,033,584) ....................................
2,005,995,336
Equity-Linked Securities 9.7%
Banks 0.9%
a
Credit Suisse AG into Bank of America Corp., 144A, 7% ........ United States 850,000 21,463,501
Chemicals 0.8%
a
Citigroup Global Markets Holdings, Inc. into Sherwin-Williams Co.
(The), 144A, 6.5% ................................... United States 30,200 18,451,236
Health Care Equipment & Supplies 0.7%
a
Citigroup Global Markets Holdings, Inc. into Becton Dickinson and
Co., 144A, 7.5% .................................... United States 61,000 16,519,262
Health Care Providers & Services 0.7%
a
Goldman Sachs International Bank into HCA Healthcare, Inc., 144A,
6% .............................................. United States 145,000 18,425,758
Internet & Direct Marketing Retail 1.4%
a
Wells Fargo Bank NA into Amazon.com, Inc., 144A, 6% ........ United States 14,500 33,579,532
Machinery 0.7%
a
Goldman Sachs International Bank into Stanley Black & Decker, Inc.,
144A, 7% ......................................... United States 115,000 17,419,112
Software 1.7%
a
Barclays Bank plc into Microsoft Corp., 144A, 6.5% ........... United States 110,000 17,238,643
a
Barclays Bank plc into Oracle Corp., 144A, 6.5% ............. United States 440,000 23,952,967
41,191,610
Specialty Retail 2.2%
a
JPMorgan Chase Bank NA into TJX Cos., Inc. (The), 144A, 5.5% . United States 326,000 17,010,873
a
Royal Bank of Canada into Lowe's Cos., Inc., 144A, 7% ........ United States 115,000 14,380,076
a
Royal Bank of Canada into Tractor Supply Co., 144A, 6% ....... United States 200,000 22,178,100
53,569,049
Trading Companies & Distributors 0.6%
a
Citigroup Global Markets Holdings, Inc. into Fastenal Co., 144A, 7% United States 360,000 14,792,643
Total Equity-Linked Securities (Cost $226,371,555) ..............................
235,411,703
Convertible Preferred Stocks 6.9%
Health Care Equipment & Supplies 3.4%
b
Becton Dickinson and Co., 6%, B ......................... United States 487,200 29,378,160
b
Boston Scientific Corp., 5.5%, A .......................... United States 110,000 12,351,900
Danaher Corp., 4.75%, A ................................ United States 25,000 35,478,000

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Equity Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 119 .
a a
Country Shares
a
Value
a
Convertible Preferred Stocks
(continued)
Health Care Equipment & Supplies (continued)
Danaher Corp., 5%, B .................................. United States 4,652 $ 5,698,886
82,906,946
Machinery 1.3%
Fortive Corp., 5%, A ................................... United States 36,600 32,362,452
Semiconductors & Semiconductor Equipment 1.1%
Broadcom, Inc., 8%, A .................................. United States 24,000 27,381,840
Water Utilities 1.1%
Essential Utilities, Inc., 6% .............................. United States 454,500 26,760,960
Total Convertible Preferred Stocks (Cost $153,033,552) ..........................
169,412,198
Total Long Term Investments (Cost $1,842,438,691) .............................
2,410,819,237
a
Short Term Investments 0.9%
a a
Country Shares
a
Value
a
Money Market Funds 0.9%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 21,287,769 21,287,769
Total Money Market Funds (Cost $21,287,769) ..................................
21,287,769
Total Short Term Investments (Cost $21,287,769 ) ................................
21,287,769
a
Total Investments (Cost $1,863,726,460) 99.8% ..................................
$2,432,107,006
Other Assets, less Liabilities 0.2% .............................................
5,877,616
Net Assets 100.0% ...........................................................
$2,437,984,622
a
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities was $235,411,703, representing 9.7% of net assets.
b
Non-income producing.
c
See Note 9 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Investors Securities Trust
Statement of Investments (unaudited), July 31, 2020
Franklin Floating Rate Daily Access Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a
Common Stocks 1.9%
Aerospace & Defense 0.0%
†
a,b,c
Remington Outdoor Co., Inc. ............................. United States 1,808,932 $ 452,233
b
Oil, Gas & Consumable Fuels 0.2%
b
Samson Resources II LLC ............................... United States 432,778 2,380,279
b
Paper & Forest Products 1.7%
a,b,c,d
Appvion Operations, Inc. ................................ United States 1,219,956 23,885,074
b
Road & Rail 0.0%
†
a,b
Onsite Rental Group Operations Pty. Ltd. ................... Australia 11,563,612 336,378
b
Total Common Stocks (Cost $87,733,712) ......................................
27,053,964
Management Investment Companies 3.1%
Capital Markets 3.1%
e
Franklin Floating Rate Income Fund ....................... United States 5,779,667 42,422,754
Total Management Investment Companies (Cost $56,822,194) ....................
42,422,754
Principal
Amount
*
a a a a a
Corporate Bonds 1.4%
Hotels, Restaurants & Leisure 0.0%
†
f
International Game Technology plc, Senior Secured Note, 144A,
5.25%, 1/15/29 ..................................... United States 500,000 511,697
Media 0.1%
f
Diamond Sports Group LLC / Diamond Sports Finance Co., Senior
Secured Note, 144A, 5.375%, 8/15/26 .................... United States 2,000,000 1,544,970
Road & Rail 1.3%
a,g
Onsite Rental Group Operations Pty. Ltd., PIK, 6.1%, 10/26/23 ... Australia 21,096,262 17,469,430
Total Corporate Bonds (Cost $23,970,030) ......................................
19,526,097
h
Senior Floating Rate Interests 82.9%
Aerospace & Defense 4.1%
AI Convoy (Luxembourg) SARL, Facility USD Term Loan, B, 4.65%,
(6-month USD LIBOR + 3.5%), 1/18/27 ................... Luxembourg 3,658,830 3,562,786
g
Alloy FinCo Ltd., Facility Term Loan, 0.5%, PIK , 3/06/25 ........ Jersey 14,925,147 5,596,930
Dynasty Acquisition Co., Inc., 2020 Term Loan ,
B1, 3.808%, (3-month USD LIBOR + 3.5%), 4/06/26 .......... United States 5,396,830 4,359,441
B2, 3.808%, (3-month USD LIBOR + 3.5%), 4/06/26 .......... United States 2,901,522 2,343,785
a
FGI Operating Co. LLC, Initial Term Loan, 9.5%, (3-month USD
LIBOR + 7.5%), 5/17/21 ............................... United States 13,405,115 13,405,227
a,g
FGI Operating Co. LLC, Term Loan, 12%, PIK, (3-month USD LIBOR
+ 11%), 5/16/22 ..................................... United States 49,349,194 27,207,816
56,475,985
a a a a a a
Air Freight & Logistics 0.2%
XPO Logistics, Inc., 2018 Refinancing Term Loan, 2.161%, (1-month
USD LIBOR + 2%), 2/24/25 ............................ United States 2,860,000 2,830,805
Airlines 1.7%
Allegiant Travel Co., Replacement Term Loan, 3.434%, (3-month
USD LIBOR + 3%), 2/05/24 ............................ United States 14,632,449 13,205,785
American Airlines, Inc., 2017 Term Loan, B, 2.175%, (1-month USD
LIBOR + 2%), 12/15/23 ............................... United States 2,000,000 1,526,400
Delta Air Lines, Inc., Term Loan, 5.75%, (3-month USD LIBOR +
4.75%), 4/29/23 ..................................... United States 2,136,480 2,111,554

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
h
Senior Floating Rate Interests
(continued)
Airlines (continued)
JetBlue Airways Corp., Term Loan, 6.25%, (3-month USD LIBOR +
5.25%), 6/17/24 ..................................... United States 1,318,953 $ 1,304,775
Kestrel Bidco , Inc., Term Loan, 4%, (1-month USD LIBOR + 3%),
12/11/26 .......................................... Canada 8,135,038 6,014,844
24,163,358
a a a a a a
Auto Components 2.8%
Adient US LLC, Initial Term Loan, 4.49%, (3-month USD LIBOR +
4.25%; 1-month USD LIBOR + 4.25%), 5/06/24 ............. United States 11,398,293 11,272,433
Panther BF Aggregator 2 LP, First Lien, Initial Dollar Term Loan,
3.667%, (1-month USD LIBOR + 3.5%), 4/30/26 ............. Canada 13,198,663 12,924,725
TI Group Automotive Systems LLC, Initial U.S. Term Loan, 3.25%,
(1-month USD LIBOR + 2.5%), 6/30/22 ................... United States 12,406,480 12,127,334
i,j
TRICO Group LLC, Term Loan, B, TBD, 2/02/24 .............. United States 2,073,544 1,995,786
38,320,278
a a a a a a
Automobiles 0.7%
Thor Industries, Inc., Initial USD Term Loan, 3.938%, (1-month USD
LIBOR + 3.75%), 2/01/26 .............................. United States 10,451,927 10,327,811
Banks 0.7%
Finastra Ltd., First Lien, Dollar Term Loan, 4.5%, (3-month USD
LIBOR + 3.5%), 6/13/24 ............................... United Kingdom 9,802,404 9,101,944
Biotechnology 1.7%
Grifols Worldwide Operations Ltd., Dollar Term Loan, B, 2.111%, (1-
week USD LIBOR + 2%), 11/15/27 ....................... Ireland 8,760,939 8,603,636
Horizon Therapeutics USA, Inc., Seventh Amendment Refinancing
Term Loan, 2.438%, (1-month USD LIBOR + 2.25%), 5/22/26 ... United States 15,851,094 15,613,328
24,216,964
a a a a a a
Capital Markets 0.9%
Russell Investments US Institutional Holdco, Inc., Initial Term Loan,
3.822%, (3-month USD LIBOR + 2.75%), 6/01/23 ............ United States 7,912,434 7,815,998
i,j
Vertical Midco GmbH, USD Term Loan, TBD, 6/30/27 .......... Germany 4,121,729 4,071,819
11,887,817
a a a a a a
Chemicals 1.7%
Axalta Coating Systems Dutch Holding B BV (Axalta Coating
Systems U.S. Holdings, Inc.), Dollar Term Loan, B3, 2.058%,
(3-month USD LIBOR + 1.75%), 6/01/24 .................. Netherlands 8,038,575 7,865,247
Cyanco Intermediate 2 Corp., First Lien, Initial Term Loan, 3.661%,
(1-month USD LIBOR + 3.5%), 3/16/25 ................... United States 5,496,847 5,398,360
Illuminate Buyer LLC, Term Loan, 4.308%, (3-month USD LIBOR +
4%), 6/30/27 ....................................... United States 1,422,401 1,409,955
Nouryon Finance BV, Initial Dollar Term Loan, Nouryon Finance BV
Note, 3.178%, (1-month USD LIBOR + 3%), 10/01/25 ........ Netherlands 1,994,817 1,943,700
Univar Solutions USA, Inc., Term Loan ,
B3, 2.411%, (1-month USD LIBOR + 2.25%), 7/01/24 ......... United States 6,406,001 6,306,906
B5, 2.161%, (1-month USD LIBOR + 2%), 7/01/26 ........... United States 1,142,126 1,108,338
24,032,506
a a a a a a
Commercial Services & Supplies 1.1%
Harsco Corp., Term Loan, B2, 3.25%, (1-month USD LIBOR +
2.25%), 12/06/24 .................................... United States 1,254,574 1,247,125
Legalzoom.com, Inc., First Lien, 2018 Term Loan, 4.661%, (1-month
USD LIBOR + 4.5%), 11/21/24 .......................... United States 8,313,839 8,189,131

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
h
Senior Floating Rate Interests
(continued)
Commercial Services & Supplies (continued)
j
Prime Security Services Borrower LLC, First Lien, 2019 Refinancing
Term Loan, B1, 4.25%, (3-month USD LIBOR + 3.25%; 1-month
USD LIBOR + 3.25%), 9/23/26 .......................... United States 2,500,000 $ 2,461,980
Staples, Inc., 2019 Refinancing New Term Loan, B1, 5.687%,
(1-month USD LIBOR + 5%), 4/16/26 ..................... United States 3,984,263 3,446,388
15,344,624
a a a a a a
Communications Equipment 1.0%
CommScope , Inc., Initial Term Loan, 3.411%, (1-month USD LIBOR
+ 3.25%), 4/06/26 ................................... United States 13,914,283 13,646,864
Construction & Engineering 1.0%
Strike LLC, Term Loan, 9.072%, (3-month USD LIBOR + 8%),
11/30/22 .......................................... United States 16,174,286 13,424,658
Containers & Packaging 2.5%
Berry Global, Inc., Term Loan ,
W, 2.188%, (1-month USD LIBOR + 2%), 10/01/22 ........... United States 2,500,204 2,462,353
Y, 2.188%, (1-month USD LIBOR + 2%), 7/01/26 ............ United States 19,993,790 19,468,953
BWay Holding Co., Initial Term Loan, 3.523%, (3-month USD LIBOR
+ 3.25%), 4/03/24 ................................... United States 6,882,262 6,444,130
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan,
2.911%, (1-month USD LIBOR + 2.75%), 2/05/23 ............ United States 6,075,090 5,972,154
34,347,590
a a a a a a
Distributors 1.2%
Resideo Funding, Inc., Term Loan, A, 2.56%, (3-month USD LIBOR
+ 2.25%), 10/25/23 .................................. United States 16,095,000 16,044,703
Diversified Consumer Services 0.1%
j
Sedgwick Claims Management Services, Inc. (Lightning Cayman
Merger Sub Ltd.), Initial Term Loan, 3.411%, (1-month USD LIBOR
+ 3.25%), 12/31/25 .................................. United States 1,700,000 1,626,536
Diversified Financial Services 0.6%
First Eagle Holdings, Inc., 2020 Refinancing Term Loan, 2.808%,
(3-month USD LIBOR + 2.5%), 2/01/27 ................... United States 3,823,726 3,732,912
Verscend Holding Corp., Term Loan, B, 4.661%, (1-month USD
LIBOR + 4.5%), 8/27/25 ............................... United States 4,379,974 4,371,761
8,104,673
a a a a a a
Diversified Telecommunication Services 2.1%
Charter Communications Operating LLC, Term Loan, B2, 1.92%,
(1-month USD LIBOR + 1.75%), 2/01/27 .................. United States 1,699,261 1,661,180
Global Tel Link, First Lien, Term Loan, 4.411%, (1-month USD LIBOR
+ 4.25%), 11/29/25 ................................... United States 11,475,442 10,036,226
Global Tel Link, Second Lien, Term Loan, 8.411%, (1-month USD
LIBOR + 8.25%), 11/20/26 ............................. United States 7,895,149 5,605,556
Lineage Logistics LLC, Term Loan, 4%, (1-month USD LIBOR + 3%),
2/27/25 ........................................... United States 2,288,295 2,253,614
West Corp., Initial Term Loan, LOAN Note, B, 5%, (3-month USD
LIBOR + 4%), 10/10/24 ............................... United States 4,062,667 3,587,843
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 3.161%,
(1-month USD LIBOR + 3%), 3/09/27 ..................... United States 5,885,150 5,734,343
28,878,762
a a a a a a

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
h
Senior Floating Rate Interests
(continued)
Electric Utilities 0.4%
EFS Cogen Holdings I LLC, Term Loan Advance, B2, 4.25%,
(3-month USD LIBOR + 3.25%; 1-month USD LIBOR + 3.25%),
6/28/23 ........................................... United States 5,326,625 $ 5,284,012
Vistra Operations Co. LLC, 2018 Incremental Term Loan, 1.915%,
(1-month USD LIBOR + 1.75%), 12/31/25 ................. United States 703,001 694,214
5,978,226
a a a a a a
Entertainment 2.2%
j
Banijay Entertainment SAS, Facility USD Term Loan, 3.912%,
(1-month USD LIBOR + 3.75%), 3/04/25 .................. France 4,259,000 4,131,230
Diamond Sports Group LLC, Term Loan, 3.42%, (1-month USD
LIBOR + 3.25%), 8/24/26 .............................. United States 14,588,431 11,798,394
Lions Gate Capital Holdings LLC, Term Loan, A, 1.911%, (1-month
USD LIBOR + 1.75%), 3/22/23 .......................... United States 15,403,211 14,864,099
30,793,723
a a a a a a
Food & Staples Retailing 2.1%
BI-LO LLC, FILO Term Loan, 6.25%, (3-month USD LIBOR +
5.25%), 5/31/22 ..................................... United States 22,750,000 22,778,438
Nutraceutical International Corp., First Lien, New Term Loan, 4.25%,
(1-month USD LIBOR + 3.25%), 8/23/23 .................. United States 4,980,212 4,731,201
Whatabrands LLC, 2020 Refinancing Term Loan, 2.916%, (1-month
USD LIBOR + 2.75%), 7/31/26 .......................... United States 1,277,773 1,237,044
28,746,683
a a a a a a
Food Products 3.7%
CSM Bakery S olutions LLC, Term Loan, 7.25% , 7/04/23 ........ Netherlands 21,832,931 20,522,956
CSM Bakery Solutions Ltd., Second Lien, Term Loan, 11%, (3-month
USD LIBOR + 10%), 7/05/21 ........................... United States 15,205,244 12,468,300
JBS USA Lux SA, New Term Loan, 3.072%, (3-month USD LIBOR +
2%), 5/01/26 ....................................... Luxembourg 19,172,687 18,624,137
51,615,393
a a a a a a
Health Care Providers & Services 3.6%
DaVita, Inc., Term Loan, B1, 1.911%, (1-month USD LIBOR +
1.75%), 8/12/26 ..................................... United States 3,886,405 3,824,222
eResearchTechnology , Inc., First Lien, Initial Term Loan, 5.5%,
(1-month USD LIBOR + 4.5%), 2/04/27 ................... United States 4,709,586 4,705,169
Gentiva Health Services, Inc., First Lien, Term Loan, B, 3.438%,
(1-month USD LIBOR + 3.25%), 7/02/25 .................. United States 6,483,750 6,406,755
Global Medical Response, Inc., 2018 New Term Loan, 5.25%,
(3-month USD LIBOR + 4.25%), 3/14/25 .................. United States 2,887,193 2,830,653
National Mentor Holdings, Inc., First Lien, Initial Term Loan ,
4.42%, (1-month USD LIBOR + 4.25%), 3/09/26 ............. United States 11,119,466 10,930,436
C, 4.42%, (1-month USD LIBOR + 4.25%), 3/09/26 .......... United States 506,281 497,421
Navicure , Inc., First Lien, Initial Term Loan, 4.161%, (1-month USD
LIBOR + 4%), 10/22/26 ............................... United States 7,481,250 7,342,533
j
Pathway Vet Alliance LLC, First Lien, Initial Term Loan, 4.161%,
(1-month USD LIBOR + 4%), 3/31/27 ..................... United States 4,170,604 4,090,449
Phoenix Guarantor, Inc., First Lien, Term Loan, B1, 3.425%,
(1-month USD LIBOR + 3.25%), 3/05/26 .................. United States 5,624,894 5,517,082
j
Radiology Partners, Inc., First Lien, Term Loan, B, 5.295%, (3-month
USD LIBOR + 4.25%), 7/09/25 .......................... United States 3,000,000 2,851,500
U.S. Anesthesia Partners, Inc., First Lien, Initial Term Loan, 4%,
(3-month USD LIBOR + 3%), 6/23/24 ..................... United States 795,897 739,787
49,736,007
a a a a a a

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
h
Senior Floating Rate Interests
(continued)
Health Care Technology 1.0%
Change Healthcare Holdings, Inc., Closing Date Term Loan, 3.5%,
(3-month USD LIBOR + 2.5%; 1-month USD LIBOR + 2.5%),
3/01/24 ........................................... United States 4,000,000 $ 3,917,500
Inovalon Holdings, Inc., Refinancing Date Term Loan, 3.188%,
(1-month USD LIBOR + 3%), 4/02/25 ..................... United States 1,350,214 1,331,086
IQVIA, Inc., Dollar Term Loan ,
B1, 2.5%, (1-month USD LIBOR + 1.75%), 3/07/24 .......... United States 5,830,833 5,738,164
B3, 2.058%, (3-month USD LIBOR + 1.75%), 6/11/25 ......... United States 3,624,000 3,564,356
14,551,106
a a a a a a
Hotels, Restaurants & Leisure 3.9%
1011778 BC ULC / New Red Finance, Inc., Term Loan, B4, 1.911%,
(1-month USD LIBOR + 1.75%), 11/19/26 .................. Canada 2,992,481 2,878,809
j,k
24 Hour Fitness Worldwide, Inc., Debtor-in-posses sion New Money
Term Loan, 11%, 6/17/21 .............................. United States 2,028,234 1,947,105
l
24 Hour Fitness Worldwide, Inc., Term Loan, 4.95%, (3-month USD
LIBOR + 3.5%), 5/30/25 ............................... United States 25,531,904 5,787,240
Boyd Gaming Corp., Refinancing Term Loan, B, 2.361%, (1-week
USD LIBOR + 2.25%), 9/15/23 .......................... United States 9,687,540 9,403,830
Boyd Gaming Corp., Term Loan, A, 3.25%, (1-week USD LIBOR +
2.75%), 9/15/21 ..................................... United States 4,096,633 4,055,666
Caesars Resort Collection LLC, Term Loan ,
B, 2.911%, (1-month USD LIBOR + 2.75%), 12/23/24 ......... United States 16,377,867 15,118,818
B1, 4.715%, (3-month USD LIBOR + 4.5%; 1-month USD LIBOR +
4.5%), 7/21/25 ...................................... United States 1,727,201 1,670,347
Flutter Entertainment plc, USD Term Loan, 3.808%, (3-month USD
LIBOR + 3.5%), 7/10/25 ............................... Netherlands 5,661,158 5,667,527
l
NPC International, Inc., Second Lien, Initial Term Loan, 9.277%,
(1-month USD LIBOR + 7.5%), 4/18/25 ................... United States 8,228,426 205,711
Station Casinos LLC, Facility Term Loan, B1, 2.5%, (1-month USD
LIBOR + 2.25%), 2/08/27 .............................. United States 7,735,949 7,165,423
53,900,476
a a a a a a
Household Durables 0.7%
Playtika Holding Corp., Term Loan, B, 7.072%, (3-month USD LIBOR
+ 6%), 12/10/24 ..................................... United States 9,122,100 9,221,157
Household Products 0.2%
Knowlton Development Corp., Inc., 2020 Initial Term Loan, 4.058%,
(3-month USD LIBOR + 3.75%), 12/22/25 ................. Canada 2,989,284 2,933,235
Insurance 2.1%
Alliant Holdings Intermediate LLC, 2018 Initial Term Loan, 2.911%,
(1-month USD LIBOR + 2.75%), 5/09/25 .................. United States 8,321,361 8,063,915
AssuredPartners , Inc., 2020 February Refinancing Term Loan,
3.661%, (1-month USD LIBOR + 3.5%), 2/12/27 ............. United States 5,277,241 5,136,512
AssuredPartners , Inc., 2020 June Incremental Term Loan, 5.5%,
(1-month USD LIBOR + 4.5%), 2/12/27 ................... United States 497,184 490,115
Asurion LLC, Amendment No. 14 Replacement Term Loan, B4,
3.161%, (1-month USD LIBOR + 3%), 8/04/22 .............. United States 6,507,309 6,435,729
Asurion LLC, Replacement Term Loan, B6, 3.161%, (1-month USD
LIBOR + 3%), 11/03/23 ............................... United States 9,160,957 9,048,735
Asurion LLC, Second Lien, Replacement Term Loan, B2, 6.661%,
(1-month USD LIBOR + 6.5%), 8/04/25 ................... United States 158,760 160,248
29,335,254
a a a a a a

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
h
Senior Floating Rate Interests
(continued)
Internet & Direct Marketing Retail 0.2%
j
MH Sub I LLC (Micro Holding Corp.), First Lien, Amendment No. 2
Initial Term Loan, Internet Brands Inc Note, 4.572%, (3-month USD
LIBOR + 3.5%), 9/13/24 ............................... United States 2,500,000 $ 2,439,582
IT Services 3.8%
Aventiv Technologies LLC, First Lien, Initial Term Loan, 5.5%,
(3-month USD LIBOR + 4.5%), 11/01/24 .................. United States 8,863,636 7,124,148
Conduent , Inc., Term Loan, B, 2.661%, (1-month USD LIBOR +
2.5%), 12/07/23 ..................................... United States 1,760,146 1,636,936
Go Daddy Operating Co. LLC, Term Loan, B2, 1.911%, (1-month
USD LIBOR + 1.75%), 2/15/24 .......................... United States 3,649,267 3,562,597
Informatica LLC, Dollar 2020 Term Loan, 3.411%, (1-month USD
LIBOR + 3.25%), 2/25/27 .............................. United States 5,356,575 5,244,419
Neustar , Inc., First Lien, Term Loan, B5, 5.572%, (3-month USD
LIBOR + 4.5%), 8/08/24 ............................... United States 6,733,259 6,314,113
Pitney Bowes, Inc., Incremental Term Loan, B, 5.68%, (1-month USD
LIBOR + 5.5%), 1/07/25 ............................... United States 6,913,604 6,464,220
TIBCO Software, Inc., Term Loan, B3, 3.92%, (1-month USD LIBOR
+ 3.75%), 6/30/26 ................................... United States 19,745,148 19,103,430
WEX, Inc., Term Loan, B3, 2.411%, (1-month USD LIBOR + 2.25%),
5/15/26 ........................................... United States 4,080,085 3,959,723
53,409,586
a a a a a a
Leisure Products 0.5%
NASCAR Holdings LLC, Initial Term Loan, 2.922%, (1-month USD
LIBOR + 2.75%), 10/19/26 ............................. United States 7,568,490 7,425,529
Life Sciences Tools & Services 0.4%
Syneos Health, Inc., Replacement Term Loan, B, 1.911%, (1-month
USD LIBOR + 1.75%), 8/01/24 .......................... United States 5,153,637 5,055,167
Machinery 2.9%
Altra Industrial Motion Corp., Term Loan, 2.161%, (1-month USD
LIBOR + 2%), 9/26/25 ................................ United States 9,473,017 9,212,509
Navistar, Inc., Term Loan, B, 3.69%, (1-month USD LIBOR + 3.5%),
11/06/24 .......................................... United States 32,201,362 31,289,000
40,501,509
a a a a a a
Media 7.0%
CSC Holdings LLC, March 2017 Refinancing Term Loan, 2.425%,
(1-month USD LIBOR + 2.25%), 7/17/25 .................. United States 27,109,889 26,272,871
Gray Television, Inc., Term Loan, B2, 2.421%, (1-month USD LIBOR
+ 2.25%), 2/07/24 ................................... United States 21,687,491 21,202,233
Mission Broadcasting, Inc., Term Loan, B3, 2.421%, (1-month USD
LIBOR + 2.25%), 1/17/24 .............................. United States 2,045,421 1,990,875
Nexstar Broadcasting, Inc., Term Loan ,
B3, 2.416%, (1-month USD LIBOR + 2.25%), 1/17/24 ......... United States 7,971,063 7,758,499
B4, 2.921%, (1-month USD LIBOR + 2.75%), 9/18/26 ......... United States 1,599,473 1,561,153
Nielsen Finance LLC (VNU, Inc.), Term Loan, B4, 2.183%, (1-month
USD LIBOR + 2%), 10/04/23 ........................... United States 3,249,618 3,171,679
Nielsen Finance LLC, Dollar Term Loan, B5, 4.75%, (1-month USD
LIBOR + 3.75%), 6/04/25 .............................. United States 1,516,395 1,523,030
Sinclair Television Group, Inc., Term Loan, B, 2.42%, (1-month USD
LIBOR + 2.25%), 1/03/24 .............................. United States 29,884,908 29,193,820
WideOpenWest Finance LLC, Eighth Amendment Term Loan, B,
4.25%, (1-month USD LIBOR + 3.25%), 8/18/23 ............. United States 3,900,945 3,854,134
96,528,294
a a a a a a

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
h
Senior Floating Rate Interests
(continued)
Multiline Retail 2.6%
g
99 Cents Only Stores LLC, First Lien, Term Loan, B2, 7.148%, PIK,
(3-month USD LIBOR + 6.5%), 1/13/22 ................... United States 39,758,251 $ 36,080,613
Oil, Gas & Consumable Fuels 2.3%
Centurion Pipeline Co. LLC, Initial Term Loan, 3.411%, (1-month
USD LIBOR + 3.25%), 9/29/25 .......................... United States 3,412,217 3,289,234
l
Fieldwood Energy LLC, First Lien, Closing Date Term Loan, 6.25%,
(3-month USD LIBOR + 5.25%), 4/11/22 .................. United States 74,275,433 19,682,990
UTEX Industries, Inc., First Lien, Initial Term Loan, 8.25%, (3-month
USD LIBOR + 5%), 5/21/21 ............................ United States 30,608,607 8,799,974
UTEX Industries, Inc., Second Lien, Initial Term Loan, 8.561%,
(3-month USD LIBOR + 7.25%), 5/20/22 .................. United States 253,504 33,589
31,805,787
a a a a a a
Paper & Forest Products 2.1%
c
Appvion Operations, Inc., Term Loan, 7%, (3-month USD LIBOR +
6%), 6/12/26 ....................................... United States 29,108,946 28,526,767
Personal Products 0.7%
Coty, Inc., USD Term Loan, B, 2.416%, (1-month USD LIBOR +
2.25%), 4/07/25 ..................................... United States 1,994,911 1,729,588
Sunshine Luxembourg VII SARL, Facility Term Loan, B1, 5.322%,
(6-month USD LIBOR + 4.25%), 10/01/26 ................. Luxembourg 7,800,800 7,776,422
9,506,010
a a a a a a
Pharmaceuticals 1.8%
Bausch Health Cos., Inc., Initial Term Loan, 3.176%, (1-month USD
LIBOR + 3%), 6/02/25 ................................ Canada 18,637,128 18,369,220
Catalent Pharma Solutions, Inc., Dollar Term Loan, B2, 3.25%,
(1-month USD LIBOR + 2.25%), 5/18/26 .................. United States 5,033,521 5,018,838
Mallinckrodt International Finance SA, 2017 Term Loan, B, 3.5%,
(3-month USD LIBOR + 2.75%), 9/24/24 .................. Luxembourg 2,149,637 1,806,591
25,194,649
a a a a a a
Real Estate Management & Development 0.1%
Cushman & Wakefield U.S. Borrower LLC, Replacement Term Loan,
2.911%, (1-month USD LIBOR + 2.75%), 8/21/25 ............ United States 1,995,000 1,913,329
Road & Rail 3.8%
Avis Budget Car Rental LLC, New Term Loan, B, 2.42%, (1-month
USD LIBOR + 2.25%), 8/06/27 .......................... United States 12,973,271 11,787,436
Genesee & Wyoming, Inc., Initial Term Loan, 2.308%, (3-month USD
LIBOR + 2%), 12/30/26 ............................... United States 1,867,067 1,835,415
Kenan Advantage Group Holdings Corp. (The), Initial Canadian Term
Loan, 4%, (1-month USD LIBOR + 3%), 7/29/22 ............. United States 1,082,701 1,008,265
Kenan Advantage Group Holdings Corp. (The), Initial U.S. Term
Loan, 4%, (1-month USD LIBOR + 3%), 7/29/22 ............. United States 4,552,971 4,239,955
a
Onsite Rental Group Operations Pty. Ltd., Term Loan, B, 5.5%,
(1-month USD LIBOR + 4.5%), 10/26/22 .................. Australia 15,430,072 13,603,084
Ventia Midco Pty. Ltd., 2017 Refinancing USD Term Loan, B , 2, 5%,
(3-month USD LIBOR + 4%), 5/21/26 ..................... Australia 20,630,311 20,552,948
53,027,103
a a a a a a
Software 5.0%
Aristocrat Leisure Ltd., Term Loan, B3, 2.021%, (3-month USD
LIBOR + 1.75%), 10/19/24 ............................. Australia 2,240,069 2,185,467
athenahealth , Inc., First Lien, Term Loan, B, 4.818%, (3-month USD
LIBOR + 4.5%), 2/05/26 ............................... United States 5,560,256 5,494,228

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
h
Senior Floating Rate Interests
(continued)
Software (continued)
j
Blackboard, Inc., First Lien, Term Loan, B5, 7%, (3-month USD
LIBOR + 6%), 6/30/24 ................................ United States 2,500,000 $ 2,367,188
Ceridian HCM Holding, Inc., Initial Term Loan, 2.611%, (1-week USD
LIBOR + 2.5%), 4/30/25 ............................... United States 3,885,304 3,790,599
DCert Buyer, Inc., First Lien, Initial Term Loan, 4.161%, (1-month
USD LIBOR + 4%), 10/16/26 ........................... United States 7,842,513 7,746,929
i,j
Epicor Software Corp., Term Loan, TBD, 7/17/27 .............. United States 2,022,148 2,024,314
Hyland Software, Inc., First Lien, 2018 Refinancing Term Loan, 4%,
(1-month USD LIBOR + 3.25%), 7/01/24 .................. United States 6,497,006 6,396,393
Idera , Inc., First Lien, Initial Term Loan, 5.08%, (3-month USD LIBOR
+ 4%), 6/28/24 ...................................... United States 4,112,132 4,055,590
Ivanti Software, Inc., First Lien, Term Loan, 5.25%, (1-month USD
LIBOR + 4.25%), 1/20/24 .............................. United States 1,995,134 1,934,033
i,j
Mitchell International, Inc., Add-on Term Loan, TBD, 1/21/21 ..... United States 2,700,000 2,613,376
Perforce Software, Inc., First Lien, New Term Loan, 3.911%,
(1-month USD LIBOR + 3.75%), 7/01/26 .................. United States 5,671,003 5,524,503
Quest Software US Holdings, Inc., First Lien, Initial Term Loan,
4.511%, (3-month USD LIBOR + 4.25%), 5/16/25 ............ United States 1,915,379 1,875,874
Solera LLC (Solera Finance, Inc.), Dollar Term Loan, 2.911%,
(1-month USD LIBOR + 2.75%), 3/03/23 .................. United States 2,992,188 2,948,968
Surf Holdings SARL, First Lien, Dollar Term Loan, 3.827%, (3-month
USD LIBOR + 3.5%), 1/15/27 ........................... Luxembourg 7,788,380 7,622,877
Ultimate Software Group, Inc. (The), First Lien, 2020 Incremental
Term Loan, 4.75%, (3-month USD LIBOR + 4%), 5/04/26 ...... United States 954,506 956,519
j
Ultimate Software Group, Inc. (The), First Lien, Initial Term Loan,
3.911%, (1-month USD LIBOR + 3.75%), 5/04/26 ............ United States 4,339,070 4,308,970
j
Veritas US, Inc., New Dollar Term Loan, B, 5.5%, (3-month USD
LIBOR + 4.5%), 1/27/23 ............................... United States 2,493,557 2,400,567
j
Vertafore , Inc., First Lien, Initial Term Loan, 3.411%, (1-month USD
LIBOR + 3.25%), 7/02/25 .............................. United States 5,424,848 5,175,078
69,421,473
a a a a a a
Specialty Retail 5.1%
General Nutrition Centers, Inc., Debtor-in-possession New Money
Term Loan , 14%, (2-month USD LIBOR + 13%) , 12/23/20 ..... United States 14,381,569 14,453,477
General Nutrition Centers, Inc., Debtor-in-possession Roll-Up Term
Loan, B2, 12.25%, 12/23/20 ............................ United States 14,381,569 14,453,477
General Nutrition Centers, Inc., FILO Term Loan, 10%, 12/23/20 .. United States 7,778,686 7,409,199
l
General Nutrition Centers, Inc., Term Loan, B2, 9.5%, (1-month USD
LIBOR + 8.75%), 3/04/21 .............................. United States 33,092,376 23,419,739
Harbor Freight Tools USA, Inc., 2018 Initial Term Loan, 3.25%,
(1-month USD LIBOR + 2.5%), 8/18/23 ................... United States 1,217,220 1,195,050
Michaels Stores, Inc., 2018 New Replacement Term Loan, B,
3.534%, (3-month USD LIBOR + 2.5%; 1-month USD LIBOR +
2.5%), 1/30/23 ...................................... United States 3,131,084 2,989,209
PetSmart, Inc., Amended Term Loan, 5%, (3-month USD LIBOR +
4%), 3/11/22 ....................................... United States 3,487,265 3,481,584
Wand NewCo 3, Inc., First Lien, Term Loan, B1, 4.072%, (3-month
USD LIBOR + 3%), 2/05/26 ............................ United States 3,465,088 3,316,740
70,718,475
a a a a a a
Technology Hardware, Storage & Peripherals 0.2%
Amentum Government Services Holdings LLC, First Lien, Initial Term
Loan, 4.161%, (1-month USD LIBOR + 4%), 1/29/27 ......... United States 2,700,000 2,691,562

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
h
Senior Floating Rate Interests
(continued)
Textiles, Apparel & Luxury Goods 0.2%
Champ Acquisition Corp., First Lien, Initial Term Loan, 6.572%,
(3-month USD LIBOR + 5.5%), 12/19/25 .................. United States 3,060,560 $ 2,968,743
Wireless Telecommunication Services 0.2%
T-Mobile USA, Inc., Term Loan, 3.161%, (1-month USD LIBOR +
3%), 4/01/27 ....................................... United States 3,531,733 3,548,378
Total Senior Floating Rate Interests (Cost $1,329,123,494) ........................
1,150,349,694
Asset-Backed Securities 5.9%
Capital Markets 1.2%
f,m
LCM XXIV Ltd. , 24A , A , 144A , FRN , 1.582% , ( 3-month USD LIBOR
+ 1.31% ), 3/20/30 ................................... United States 17,000,000 16,795,269
Diversified Financial Services 4.7%
f,m
Alinea CLO Ltd. , 2018-1A , C , 144A , FRN , 2.172% , ( 3-month USD
LIBOR + 1.9% ), 7/20/31 ............................... United States 7,000,000 6,627,553
f,m
Atrium XIV LLC , 14A , B , 144A , FRN , 1.971% , ( 3-month USD LIBOR
+ 1.7% ), 8/23/30 .................................... United States 6,300,000 6,152,065
f,m
BlueMountain CLO Ltd. , 2018-1A , B , 144A , FRN , 1.968% , ( 3-month
USD LIBOR + 1.7% ), 7/30/30 ........................... United States 10,330,510 9,944,434
f,m
Dryden 40 Senior Loan Fund , 2015-40A , CR , 144A , FRN , 2.492% ,
( 3-month USD LIBOR + 2.1% ), 8/15/31 ................... United States 2,000,000 1,932,493
f,m
Dryden 70 CLO Ltd. , 2018-70A , B , 144A , FRN , 1.971% , ( 3-month
USD LIBOR + 1.7% ), 1/16/32 ........................... United States 5,880,435 5,723,047
f
Emerson Park CLO Ltd. , 2013-1A , C2R , 144A , 4.055% , 7/15/25 .. United States 1,683,359 1,687,113
f,m
Galaxy XXV CLO Ltd. ,
2018-25A, B, 144A, FRN, 1.895%, (3-month USD LIBOR +
1.65%), 10/25/31 .................................... United States 4,000,000 3,887,374
2018-25A, C, 144A, FRN, 2.244%, (3-month USD LIBOR + 2%),
10/25/31 .......................................... United States 500,000 486,439
f,m
LCM XVI LP , 16A , BR2 , 144A , FRN , 2.025% , ( 3-month USD LIBOR
+ 1.75% ), 10/15/31 .................................. United States 6,399,083 6,229,742
f,m
Madison Park Funding XI Ltd. , 2013-11A , CR , 144A , FRN , 2.455% ,
( 3-month USD LIBOR + 2.2% ), 7/23/29 ................... United States 2,040,000 1,995,397
f,m
Octagon Investment Partners 38 Ltd. , 2018-1A , A3A , 144A , FRN ,
1.942% , ( 3-month USD LIBOR + 1.67% ), 7/20/30 ............ United States 3,484,000 3,390,579
f,m
Voya CLO Ltd. ,
2018-4A, B, 144A, FRN, 2.125%, (3-month USD LIBOR + 1.85%),
1/15/32 ........................................... United States 14,285,714 14,040,969
2018-4A, C1, 144A, FRN, 2.825%, (3-month USD LIBOR +
2.55%), 1/15/32 ..................................... United States 3,000,000 2,974,388
65,071,593
a a a a a a
Total Asset-Backed Securities (Cost $83,906,201) ...............................
81,866,862
Shares/Units
Escrows and Litigation Trusts 0.0%
a,b
Millennium Corporate Claim Trust, Escrow Account ............ United States 13,585,837 —
a,b
Millennium Lender Claim Trust, Escrow Account .............. United States 13,585,837 —
a,b,c,d
Remington Outdoor Co., Inc., Litigation Units ................. United States 170,300 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $1,581,555,631) .............................
1,321,219,371
a

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 119 .
Short Term Investments 5.9%
a a
Country Shares
a
Value
a
Money Market Funds 5.9%
e,n
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 82,417,516 $ 82,417,516
Total Money Market Funds (Cost $82,417,516) ..................................
82,417,516
Total Short Term Investments (Cost $82,417,516 ) ................................
82,417,516
a
Total Investments (Cost $1,663,973,147) 101.1% ................................
$1,403,636,887
Other Assets, less Liabilities (1.1)% ...........................................
(16,188,135)
Net Assets 100.0% ...........................................................
$1,387,448,752
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
b
Non-income producing.
c
See Note 8 regarding holdings of 5% voting securities.
d
See Note 6 regarding restricted securities.
e
See Note 9 regarding investments in affiliated management investment companies.
f
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities was $83,923,529, representing 6.0% of net assets.
g
Income may be received in additional securities and/or cash.
h
The coupon rate shown represents the rate at period end.
i
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
j
A portion or all of the security purchased on a delayed delivery basis.
k
See Note 7 regarding unfunded loan commitments.
l
Defaulted security or security for which income has been deemed uncollectible.
m
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
n
The rate shown is the annualized seven-day effective yield at period end.

Franklin Investors Securities Trust
Statement of Investments (unaudited), July 31, 2020
Franklin Low Duration Total Return Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a
Common Stocks 0.0%
†
Aerospace & Defense 0.0%
†
a,b
Remington Outdoor Co., Inc. ............................. United States 170,787 $ 42,697
b
Multiline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd., A ......................... South Africa 12,326,925 —
a,b,c
K2016470219 South Africa Ltd., B ......................... South Africa 1,226,701 —
—
Oil, Gas & Consumable Fuels 0.0%
†
Riviera Resources, Inc. ................................. United States 2,835 5,415
Paper & Forest Products 0.0%
†
a,b,c
Appvion Operations, Inc. ................................ United States 24,739 484,363
Verso Corp., A ........................................ United States 1,387 16,935
501,298
Road & Rail 0.0%
†
a,b
Onsite Rental Group Operations Pty. Ltd. ................... Australia 190,692 5,547
b
Total Common Stocks (Cost $4,179,339) .......................................
554,957
Management Investment Companies 0.7%
Capital Markets 0.7%
d
Franklin Floating Rate Income Fund ....................... United States 2,389,308 17,537,518
Total Management Investment Companies (Cost $23,310,295) ....................
17,537,518
Warrants
a a a a a
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a,b
Battalion Oil Corp., A, 10/08/22 ........................... United States 1,093 581
a,b
Battalion Oil Corp., B, 10/08/22 ........................... United States 1,366 536
a,b
Battalion Oil Corp., C, 10/08/22 ........................... United States 1,757 463
1,580
Paper & Forest Products 0.0%
†
b
Verso Corp., 7/25/23 ................................... United States 146 124
Total Warrants (Cost $—) .....................................................
1,704
Principal
Amount
*
Corporate Bonds 25.3%
Air Freight & Logistics 1.1%
FedEx Corp. ,
Senior Bond, 3.2%, 2/01/25 ............................ United States 850,000 936,264
Senior Note, 3.8%, 5/15/25 ............................ United States 13,400,000 15,160,757
United Parcel Service, Inc., Senior Note, 3.9%, 4/01/25 ......... United States 12,000,000 13,715,433
29,812,454
Auto Components 0.0%
†
Aptiv Corp., Senior Bond, 4.15%, 3/15/24 ................... United States 900,000 993,108
Banks 5.7%
e
Akbank T.A.S., Senior Bond, 144A, 5.125%, 3/31/25 ........... Turkey 2,200,000 2,045,360
Bank of America Corp., Senior Note, 3.55% to 3/05/23, FRN
thereafter, 3/05/24 ................................... United States 10,350,000 11,095,151
f
Bank of China Ltd., Senior Note, Reg S, 2.875%, 4/20/22 ....... China 1,000,000 1,030,176
Bank of Montreal, Senior Note, 1.85%, 5/01/25 ............... Canada 5,900,000 6,224,750

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Banks (continued)
Barclays plc, Senior Note, 4.61% to 2/15/22, FRN thereafter, 2/15/23 United Kingdom 6,300,000 $ 6,643,714
f
China Construction Bank Corp., Senior Note, Reg S, 2.75%,
12/04/20 .......................................... China 1,000,000 1,005,745
Citibank NA, Senior Note, 3.165% to 2/19/21, FRN thereafter,
2/19/22 ........................................... United States 5,950,000 6,037,746
Citigroup, Inc. ,
Senior Note, 2.35%, 8/02/21 ........................... United States 5,400,000 5,506,823
Senior Note, 2.9%, 12/08/21 ........................... United States 6,000,000 6,188,176
Senior Note, 2.75%, 4/25/22 ........................... United States 5,800,000 6,019,787
e
Dexia Credit Local SA, Senior Note, 144A, 2.375%, 9/20/22 ..... France 4,800,000 4,997,879
Fifth Third Bancorp ,
Senior Note, 1.625%, 5/05/23 .......................... United States 4,100,000 4,216,603
Senior Note, 2.55%, 5/05/27 ........................... United States 3,500,000 3,811,532
HSBC Holdings plc ,
Senior Bond, 4.3%, 3/08/26 ............................ United Kingdom 800,000 915,763
Senior Bond, 2.848% to 6/04/30, FRN thereafter, 6/04/31 ..... United Kingdom 3,700,000 3,883,312
Senior Note, 3.262% to 3/13/22, FRN thereafter, 3/13/23 ...... United Kingdom 1,400,000 1,452,767
Industrial & Commercial Bank of China Ltd. ,
Senior Note, 2.452%, 10/20/21 ......................... China 1,900,000 1,935,899
Senior Note, 2.957%, 11/08/22 ......................... China 9,400,000 9,774,762
JPMorgan Chase & Co. ,
Senior Note, 2.083% to 4/22/25, FRN thereafter, 4/22/26 ...... United States 18,200,000 19,103,975
Sub. Bond, 3.875%, 9/10/24 ........................... United States 8,400,000 9,393,437
Lloyds Banking Group plc, Senior Note, 3.87% to 7/09/24, FRN
thereafter, 7/09/25 ................................... United Kingdom 2,300,000 2,538,050
Regions Financial Corp., Senior Note, 2.25%, 5/18/25 .......... United States 5,000,000 5,319,293
e
Standard Chartered plc, Senior Note, 144A, 3.885% to 3/15/23, FRN
thereafter, 3/15/24 ................................... United Kingdom 10,000,000 10,581,147
Truist Bank, Senior Note, 3.525% to 10/26/20, FRN thereafter,
10/26/21 .......................................... United States 5,000,000 5,036,894
Wells Fargo & Co. ,
Senior Note, 2.188% to 4/30/25, FRN thereafter, 4/30/26 ...... United States 8,400,000 8,777,357
Senior Note, 2.393% to 6/02/27, FRN thereafter, 6/02/28 ...... United States 5,900,000 6,204,392
149,740,490
Beverages 0.3%
Anheuser-Busch InBev Worldwide, Inc., Senior Bond, 3.5%, 6/01/30 Belgium 4,600,000 5,274,406
Coca-Cola Co. (The), Senior Note, 1.45%, 6/01/27 ............ United States 2,000,000 2,084,405
7,358,811
Biotechnology 0.4%
e
AbbVie, Inc. ,
Senior Note, 144A, 2.3%, 11/21/22 ...................... United States 7,500,000 7,785,344
Senior Note, 144A, 3.8%, 3/15/25 ....................... United States 600,000 674,064
Senior Note, 144A, 2.95%, 11/21/26 ..................... United States 500,000 552,280
Biogen, Inc., Senior Bond, 2.25%, 5/01/30 ................... United States 2,200,000 2,308,795
11,320,483
Capital Markets 1.5%
Bank of New York Mellon Corp. (The), Senior Note, 1.6%, 4/24/25 . United States 6,500,000 6,797,527
g
Deutsche Bank AG, Senior Note, FRN, 1.687%, (3-month USD
LIBOR + 1.31%), 8/20/20 .............................. Germany 7,600,000 7,603,685
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 3.75%, 5/22/25 ........................... United States 1,000,000 1,119,060
Senior Note, 2.35%, 11/15/21 .......................... United States 4,000,000 4,021,300

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Morgan Stanley ,
Senior Bond, 3.7%, 10/23/24 ........................... United States 1,400,000 $ 1,564,862
Senior Note, 2.188% to 4/28/25, FRN thereafter, 4/28/26 ...... United States 1,300,000 1,371,167
e
UBS AG, Senior Note, 144A, 1.75%, 4/21/22 ................. Switzerland 14,900,000 15,216,708
37,694,309
Chemicals 1.0%
Air Products and Chemicals, Inc., Senior Note, 1.5%, 10/15/25 ... United States 2,000,000 2,091,213
e
Braskem Netherlands Finance BV, Senior Bond, 144A, 4.5%,
1/31/30 ........................................... Brazil 7,100,000 6,588,800
f
CNAC HK Finbridge Co. Ltd., Senior Bond, Reg S, 3.875%, 6/19/29 China 4,700,000 5,276,244
EI du Pont de Nemours and Co., Senior Note, 1.7%, 7/15/25 ..... United States 4,100,000 4,288,484
e
SABIC Capital II BV, Senior Bond, 144A, 4.5%, 10/10/28 ........ Saudi Arabia 400,000 473,634
e
TPC Group, Inc., Senior Secured Note, 144A, 10.5%, 8/01/24 .... United States 6,000,000 5,351,880
e
Yara International ASA, Senior Bond, 144A, 3.148%, 6/04/30 ..... Norway 700,000 757,496
24,827,751
Commercial Services & Supplies 0.1%
RELX Capital, Inc., Senior Bond, 3%, 5/22/30 ................ United Kingdom 1,300,000 1,446,808
Construction & Engineering 0.1%
e
Mexico City Airport Trust, Senior Secured Bond, 144A, 5.5%, 7/31/47 Mexico 2,400,000 2,022,000
Consumer Finance 1.2%
American Express Co., Senior Note, 3.7%, 8/03/23 ............ United States 6,800,000 7,414,480
Capital One Financial Corp., Senior Note, 3.05%, 3/09/22 ....... United States 13,800,000 14,324,459
Caterpillar Financial Services Corp., Senior Note, 1.45%, 5/15/25 . United States 1,900,000 1,969,234
e
FirstCash, Inc., Senior Note, 144A, 5.375%, 6/01/24 ........... United States 3,000,000 3,090,735
e
ICBCIL Finance Co. Ltd., Senior Note, 144A, 2.5%, 9/29/21 ...... China 500,000 504,307
OneMain Finance Corp., Senior Note, 6.125%, 3/15/24 ......... United States 4,200,000 4,575,816
31,879,031
Containers & Packaging 0.4%
e
CCL Industries, Inc., Senior Bond, 144A, 3.05%, 6/01/30 ........ Canada 4,300,000 4,509,509
e
Owens-Brockway Glass Container, Inc. ,
Senior Bond, 144A, 5.375%, 1/15/25 ..................... United States 1,500,000 1,546,717
Senior Note, 144A, 5.875%, 8/15/23 ..................... United States 3,500,000 3,704,068
e
Sealed Air Corp., Senior Bond, 144A, 5.25%, 4/01/23 .......... United States 950,000 1,012,838
10,773,132
Diversified Financial Services 0.1%
g
Cia Securitizadora de Creditos Financeiros Vert-Fintech, 12, Senior
Secured Note, FRN, 2.09%, (BZDIOVRA + 5.75%), 2/14/24 .... Brazil 7,676,000 BRL 1,628,372
e
MPH Acquisition Holdings LLC, Senior Note, 144A, 7.125%, 6/01/24 United States 1,100,000 1,130,250
2,758,622
Diversified Telecommunication Services 0.1%
e
CCO Holdings LLC / CCO Holdings Capital Corp., Senior Note,
144A, 4%, 3/01/23 ................................... United States 1,700,000 1,730,796
Electric Utilities 2.1%
f
CGNPC International Ltd., Senior Bond, Reg S, 3.75%, 12/11/27 .. China 2,100,000 2,345,209
Duke Energy Corp., Senior Bond, 2.45%, 6/01/30 ............. United States 4,100,000 4,434,399
Exelon Corp., Senior Bond, 4.05%, 4/15/30 .................. United States 13,500,000 16,176,587
e
Korea East-West Power Co. Ltd. ,
Senior Note, 144A, 3.875%, 7/19/23 ..................... South Korea 4,800,000 5,254,770
Senior Note, 144A, 1.75%, 5/06/25 ...................... South Korea 8,500,000 8,820,094

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Southern Co. (The) ,
Senior Bond, 3.25%, 7/01/26 ........................... United States 850,000 $ 965,928
A, Senior Bond, 3.7%, 4/30/30 ......................... United States 12,200,000 14,234,890
e
Three Gorges Finance I Cayman Islands Ltd., Senior Bond, 144A,
3.7%, 6/10/25 ...................................... China 2,100,000 2,322,476
54,554,353
Electrical Equipment 0.2%
Emerson Electric Co., Senior Note, 1.8%, 10/15/27 ............ United States 3,800,000 4,055,101
Electronic Equipment, Instruments & Components 0.0%
†
FLIR Systems, Inc., Senior Note, 2.5%, 8/01/30 ............... United States 600,000 620,284
Energy Equipment & Services 0.4%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc. ,
Senior Bond, 4.486%, 5/01/30 .......................... United States 500,000 595,304
Senior Note, 2.773%, 12/15/22 ......................... United States 8,800,000 9,214,881
Oceaneering International, Inc., Senior Note, 4.65%, 11/15/24 .... United States 50,000 33,656
9,843,841
Entertainment 0.3%
Netflix, Inc., Senior Bond, 5.75%, 3/01/24 ................... United States 1,800,000 2,025,000
Walt Disney Co. (The), Senior Note, 1.75%, 1/13/26 ........... United States 6,600,000 6,905,693
8,930,693
Equity Real Estate Investment Trusts (REITs) 0.4%
AvalonBay Communities, Inc., Senior Bond, 2.45%, 1/15/31 ..... United States 3,500,000 3,803,962
Simon Property Group LP, Senior Bond, 3.375%, 10/01/24 ...... United States 5,600,000 6,074,752
9,878,714
Food & Staples Retailing 0.1%
e
Cencosud SA, Senior Bond, 144A, 4.375%, 7/17/27 ........... Chile 2,900,000 3,014,597
Health Care Equipment & Supplies 0.0%
†
Edwards Lifesciences Corp., Senior Bond, 4.3%, 6/15/28 ....... United States 300,000 367,134
Health Care Providers & Services 1.2%
Anthem, Inc. ,
Senior Note, 2.95%, 12/01/22 .......................... United States 100,000 105,566
Senior Note, 2.375%, 1/15/25 .......................... United States 2,400,000 2,569,250
Centene Corp., Senior Note, 3.375%, 2/15/30 ................ United States 2,700,000 2,872,138
e
CHS/Community Health Systems, Inc., Secured Note, 144A,
8.125%, 6/30/24 ..................................... United States 1,500,000 955,328
Cigna Corp. ,
Senior Note, 3.4%, 9/17/21 ............................ United States 5,800,000 5,992,416
Senior Note, 3.75%, 7/15/23 ........................... United States 2,592,000 2,825,250
Senior Note, 4.125%, 11/15/25 ......................... United States 5,600,000 6,490,724
CVS Health Corp., Senior Note, 3.7%, 3/09/23 ............... United States 7,000,000 7,536,028
Orlando Health Obligated Group, 3.777%, 10/01/28 ............ United States 105,000 118,935
Providence St Joseph Health Obligated Group, H, 2.746%, 10/01/26 United States 15,000 16,156
Quest Diagnostics, Inc., Senior Bond, 2.8%, 6/30/31 ........... United States 1,770,000 1,943,582
31,425,373
Independent Power and Renewable Electricity Producers 0.1%
Calpine Corp., Senior Note, 5.5%, 2/01/24 ................... United States 3,400,000 3,460,860

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Industrial Conglomerates 0.2%
Honeywell International, Inc., Senior Note, 1.35%, 6/01/25 ....... United States 5,600,000 $ 5,797,595
Insurance 1.3%
Aflac, Inc. ,
Senior Bond, 3.625%, 11/15/24 ......................... United States 8,000,000 9,063,524
Senior Bond, 3.6%, 4/01/30 ............................ United States 2,800,000 3,345,230
e
Athene Global Funding, Secured Note, 144A, 2.75%, 6/25/24 .... United States 1,100,000 1,138,219
e
Jackson National Life Global Funding ,
Senior Secured Note, 144A, 2.25%, 4/29/21 ............... United States 50,000 50,716
Senior Secured Note, 144A, 2.1%, 10/25/21 ............... United States 25,000 25,538
Manulife Financial Corp., Senior Note, 2.484%, 5/19/27 ......... Canada 9,200,000 9,734,250
e
Metropolitan Life Global Funding I, Senior Secured Bond, 144A,
2.95%, 4/09/30 ..................................... United States 9,400,000 10,809,913
34,167,390
Interactive Media & Services 0.8%
Baidu, Inc., Senior Note, 4.375%, 5/14/24 ................... China 6,500,000 7,189,520
e
Tencent Holdings Ltd. ,
Senior Note, 144A, 2.985%, 1/19/23 ..................... China 9,200,000 9,585,559
Senior Note, 144A, 1.81%, 1/26/26 ...................... China 3,000,000 3,069,326
19,844,405
Internet & Direct Marketing Retail 0.6%
Alibaba Group Holding Ltd. ,
Senior Note, 2.8%, 6/06/23 ............................ China 1,100,000 1,170,995
Senior Note, 3.6%, 11/28/24 ........................... China 11,000,000 12,184,742
Amazon.com, Inc., Senior Note, 2.4%, 2/22/23 ............... United States 2,550,000 2,683,437
16,039,174
IT Services 0.2%
Fiserv, Inc., Senior Note, 2.25%, 6/01/27 .................... United States 5,200,000 5,572,922
Machinery 0.4%
Caterpillar, Inc., Senior Bond, 2.6%, 4/09/30 ................. United States 4,500,000 5,038,474
CNH Industrial Capital LLC, Senior Note, 3.875%, 10/15/21 ...... United States 5,100,000 5,260,551
10,299,025
Media 0.4%
Charter Communications Operating LLC / Charter Communications
Operating Capital, Senior Secured Bond, 2.8%, 4/01/31 ....... United States 3,800,000 3,997,161
CSC Holdings LLC, Senior Bond, 5.25%, 6/01/24 ............. United States 2,000,000 2,205,000
e
Nexstar Broadcasting, Inc., Senior Note, 144A, 5.625%, 8/01/24 .. United States 1,500,000 1,545,157
e
Univision Communications, Inc., Senior Secured Note, 144A,
5.125%, 2/15/25 ..................................... United States 3,700,000 3,598,250
11,345,568
Metals & Mining 0.2%
e
Glencore Finance Canada Ltd., Senior Bond, 144A, 4.95%, 11/15/21 Switzerland 3,500,000 3,666,376
e
Glencore Funding LLC, Senior Note, 144A, 3%, 10/27/22 ....... Australia 2,200,000 2,273,484
5,939,860
Multiline Retail 0.0%
†
a,e,h
K2016470219 South Africa Ltd., Senior Secured Note, 144A, PIK,
3%, 12/31/22 ....................................... South Africa 1,006,515 —

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Multiline Retail (continued)
a,e,h
K2016470260 South Africa Ltd., Senior Secured Note, 144A, PIK,
25%, 12/31/22 ...................................... South Africa 293,781 $ 1,469
1,469
Multi-Utilities 0.1%
Dominion Energy, Inc., D, Senior Bond, 2.85%, 8/15/26 ......... United States 1,300,000 1,432,234
Oil, Gas & Consumable Fuels 2.4%
e
Aker BP ASA, Senior Note, 144A, 4.75%, 6/15/24 ............. Norway 1,800,000 1,842,610
Chevron Corp., Senior Note, 1.554%, 5/11/25 ................ United States 4,500,000 4,692,868
CNOOC Finance 2015 USA LLC, Senior Bond, 3.5%, 5/05/25 .... China 1,700,000 1,870,281
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp., Senior Note, 6.75%, 4/01/23 ...................... United States 1,200,000 1,164,126
EnLink Midstream Partners LP, Senior Bond, 4.4%, 4/01/24 ...... United States 3,800,000 3,275,733
Enterprise Products Operating LLC, Senior Note, 3.35%, 3/15/23 . United States 850,000 903,882
Exxon Mobil Corp., Senior Note, 1.571%, 4/15/23 ............. United States 19,000,000 19,622,006
e
Harvest Operations Corp., Senior Note, 144A, 4.2%, 6/01/23 ..... South Korea 2,900,000 3,158,191
Kinder Morgan, Inc., Senior Note, 3.15%, 1/15/23 ............. United States 9,300,000 9,785,571
Mesquite Energy, Inc., 7.75%, 6/15/21 ...................... United States 1,900,000 19,000
MPLX LP, Senior Note, 4.875%, 12/01/24 ................... United States 6,800,000 7,656,893
Sabine Pass Liquefaction LLC, Senior Secured Note, 5.75%, 5/15/24 United States 2,000,000 2,279,376
e
Sinopec Group Overseas Development 2015 Ltd., Senior Bond,
144A, 3.25%, 4/28/25 ................................. China 1,000,000 1,087,641
Williams Cos., Inc. (The) ,
Senior Bond, 4.125%, 11/15/20 ......................... United States 1,700,000 1,701,606
Senior Bond, 3.5%, 11/15/30 ........................... United States 2,000,000 2,202,675
61,262,459
Personal Products 0.2%
Avon Products, Inc., Senior Bond, 6.75%, 3/15/23 ............. United Kingdom 5,835,000 5,989,540
Pharmaceuticals 0.4%
e
Bayer US Finance II LLC, Senior Note, 144A, 3.875%, 12/15/23 .. Germany 5,800,000 6,348,903
Bristol-Myers Squibb Co., Senior Note, 2.9%, 7/26/24 .......... United States 4,000,000 4,360,763
10,709,666
Real Estate Management & Development 0.1%
f
China Overseas Finance Cayman VII Ltd., Senior Note, Reg S,
4.25%, 4/26/23 ..................................... China 2,500,000 2,678,603
Road & Rail 0.4%
e
DAE Funding LLC, Senior Note, 144A, 4%, 8/01/20 ............ United Arab
Emirates 4,100,000 4,100,000
e
Kazakhstan Temir Zholy Finance BV, Senior Bond, 144A, 6.95%,
7/10/42 ........................................... Kazakhstan 4,200,000 5,782,594
a,h
Onsite Rental Group Operations Pty. Ltd., PIK, 6.1%, 10/26/23 ... Australia 347,593 287,835
10,170,429
Semiconductors & Semiconductor Equipment 0.2%
Maxim Integrated Products, Inc., Senior Bond, 3.45%, 6/15/27 ... United States 800,000 885,228
Micron Technology, Inc., Senior Note, 2.497%, 4/24/23 ......... United States 4,500,000 4,701,608
5,586,836
Specialty Retail 0.0%
†
e
Party City Holdings, Inc., Senior Note, 144A, 6.125%, 8/15/23 .... United States 2,600,000 624,000

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Thrifts & Mortgage Finance 0.3%
e
BPCE SA, Senior Note, 144A, 2.375%, 1/14/25 ............... France 7,000,000 $ 7,337,027
Tobacco 0.3%
Altria Group, Inc., Senior Note, 2.35%, 5/06/25 ............... United States 4,200,000 4,471,086
e
Imperial Brands Finance plc ,
Senior Bond, 144A, 4.25%, 7/21/25 ...................... United Kingdom 1,695,000 1,893,144
Senior Note, 144A, 3.125%, 7/26/24 ..................... United Kingdom 700,000 744,360
Reynolds American, Inc., Senior Bond, 4.45%, 6/12/25 ......... United Kingdom 100,000 113,811
7,222,401
Wireless Telecommunication Services 0.0%
†
e
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC, Senior Secured Note, 144A, 3.423%,
9/20/21 ........................................... United States 781,250 792,238
Total Corporate Bonds (Cost $630,871,924) .....................................
661,321,586
g
Senior Floating Rate Interests 3.2%
Aerospace & Defense 0.1%
h
Alloy FinCo Ltd., Facility Term Loan, 0.5%, PIK, 3/06/25 ........ Jersey 199,708 74,890
Dynasty Acquisition Co., Inc., 2020 Term Loan ,
B1, 3.808%, (3-month USD LIBOR + 3.5%), 4/06/26 .......... United States 768,697 620,936
B2, 3.808%, (3-month USD LIBOR + 3.5%), 4/06/26 .......... United States 413,278 333,837
a
FGI Operating Co. LLC, Initial Term Loan, 9.5%, (3-month USD
LIBOR + 7.5%), 5/17/21 ............................... United States 2,140,156 2,140,174
a,h
FGI Operating Co. LLC, Term Loan, 12%, PIK, (3-month USD LIBOR
+ 11%), 5/16/22 ..................................... United States 1,127,822 541,354
3,711,191
a a a a a a
Airlines 0.1%
Allegiant Travel Co., Replacement Term Loan, 3.434%, (3-month
USD LIBOR + 3%), 2/05/24 ............................ United States 1,692,950 1,527,888
JetBlue Airways Corp., Term Loan, 6.25%, (3-month USD LIBOR +
5.25%), 6/17/24 ..................................... United States 147,272 145,688
Kestrel Bidco, Inc., Term Loan, 4%, (1-month USD LIBOR + 3%),
12/11/26 .......................................... Canada 1,851,703 1,369,103
3,042,679
a a a a a a
Auto Components 0.2%
Adient US LLC, Initial Term Loan, 4.49%, (3-month USD LIBOR +
4.25%; 1-month USD LIBOR + 4.25%), 5/06/24 ............. United States 4,039,250 3,994,648
Panther BF Aggregator 2 LP, First Lien, Initial Dollar Term Loan,
3.667%, (1-month USD LIBOR + 3.5%), 4/30/26 ............. Canada 587,043 574,859
i,j
TRICO Group LLC, Term Loan, B, TBD, 2/02/24 .............. United States 199,972 192,473
4,761,980
a a a a a a
Automobiles 0.1%
Thor Industries, Inc., Initial USD Term Loan, 3.938%, (1-month USD
LIBOR + 3.75%), 2/01/26 .............................. United States 1,692,645 1,672,545
Biotechnology 0.1%
Grifols Worldwide Operations Ltd., Dollar Term Loan, B, 2.111%, (1-
week USD LIBOR + 2%), 11/15/27 ....................... Ireland 1,212,985 1,191,207
Horizon Therapeutics USA, Inc., Seventh Amendment Refinancing
Term Loan, 2.438%, (1-month USD LIBOR + 2.25%), 5/22/26 ... United States 1,452,527 1,430,739
2,621,946
a a a a a a

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
g
Senior Floating Rate Interests
(continued)
Capital Markets 0.0%
†
i,j
Vertical Midco GmbH, USD Term Loan, TBD, 6/30/27 .......... Germany 686,759 $ 678,443
Chemicals 0.1%
Axalta Coating Systems Dutch Holding B BV (Axalta Coating
Systems U.S. Holdings, Inc.), Dollar Term Loan, B3, 2.058%,
(3-month USD LIBOR + 1.75%), 6/01/24 .................. Netherlands 1,640,396 1,605,026
Cyanco Intermediate 2 Corp., First Lien, Initial Term Loan, 3.661%,
(1-month USD LIBOR + 3.5%), 3/16/25 ................... United States 566,279 556,133
Illuminate Buyer LLC, Term Loan, 4.308%, (3-month USD LIBOR +
4%), 6/30/27 ....................................... United States 236,265 234,198
2,395,357
a a a a a a
Commercial Services & Supplies 0.1%
Legalzoom.com, Inc., First Lien, 2018 Term Loan, 4.661%, (1-month
USD LIBOR + 4.5%), 11/21/24 .......................... United States 895,224 881,795
Prime Security Services Borrower LLC, First Lien, 2019 Refinancing
Term Loan, B1, 4.25%, (3-month USD LIBOR + 3.25%; 1-month
USD LIBOR + 3.25%), 9/23/26 .......................... United States 895,245 881,630
Staples, Inc., 2019 Refinancing New Term Loan, B1, 5.687%,
(1-month USD LIBOR + 5%), 4/16/26 ..................... United States 485,354 419,831
2,183,256
a a a a a a
Communications Equipment 0.0%
†
CommScope, Inc., Initial Term Loan, 3.411%, (1-month USD LIBOR
+ 3.25%), 4/06/26 ................................... United States 1,194,582 1,171,623
Containers & Packaging 0.1%
Berry Global, Inc., Term Loan, Y, 2.188%, (1-month USD LIBOR +
2%), 7/01/26 ....................................... United States 993,471 967,393
BWay Holding Co., Initial Term Loan, 3.523%, (3-month USD LIBOR
+ 3.25%), 4/03/24 ................................... United States 907,661 849,878
1,817,271
a a a a a a
Diversified Telecommunication Services 0.1%
Global Tel Link, First Lien, Term Loan, 4.411%, (1-month USD LIBOR
+ 4.25%), 11/29/25 ................................... United States 945,326 826,766
Global Tel Link, Second Lien, Term Loan, 8.411%, (1-month USD
LIBOR + 8.25%), 11/20/26 ............................. United States 242,354 172,071
j
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 3.161%,
(1-month USD LIBOR + 3%), 3/09/27 ..................... United States 1,000,000 974,375
1,973,212
a a a a a a
Electric Utilities 0.0%
†
EFS Cogen Holdings I LLC, Term Loan Advance, B2, 4.25%,
(3-month USD LIBOR + 3.25%; 1-month USD LIBOR + 3.25%),
6/28/23 ........................................... United States 135,673 134,587
Entertainment 0.1%
j
Banijay Entertainment SAS, Facility USD Term Loan, 3.912%,
(1-month USD LIBOR + 3.75%) , 3/04/25 .................. France 620,698 602,077
Diamond Sports Group LLC, Term Loan, 3.42%, (1-month USD
LIBOR + 3.25%), 8/24/26 .............................. United States 1,741,228 1,408,218
2,010,295
a a a a a a
Food Products 0.1%
B&G Foods, Inc., Term Loan, B4, 2.661%, (1-month USD LIBOR +
2.5%), 10/10/26 ..................................... United States 570,903 565,016

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
g
Senior Floating Rate Interests
(continued)
Food Products (continued)
CSM Bakery Solutions Ltd., Second Lien, Term Loan, 11%, (3-month
USD LIBOR + 10%), 7/05/21 ........................... United States 772,194 $ 633,200
JBS USA Lux SA, New Term Loan, 3.072%, (3-month USD LIBOR +
2%), 5/01/26 ....................................... Luxembourg 2,004,834 1,947,474
3,145,690
a a a a a a
Health Care Providers & Services 0.3%
DaVita, Inc., Term Loan, B1, 1.911%, (1-month USD LIBOR +
1.75%), 8/12/26 ..................................... United States 2,686,500 2,643,516
Gentiva Health Services, Inc., First Lien, Term Loan, B, 3.438%,
(1-month USD LIBOR + 3.25%), 7/02/25 .................. United States 1,995,000 1,971,309
National Mentor Holdings, Inc., First Lien, Initial Term Loan ,
4.42%, (1-month USD LIBOR + 4.25%), 3/09/26 ............. United States 369,150 362,874
C, 4.42%, (1-month USD LIBOR + 4.25%), 3/09/26 .......... United States 16,808 16,514
j
Pathway Vet Alliance LLC, First Lien, Initial Term Loan, 4.161%,
(1-month USD LIBOR + 4%), 3/31/27 ..................... United States 914,197 896,627
Phoenix Guarantor, Inc., First Lien, Term Loan, B1, 3.425%,
(1-month USD LIBOR + 3.25%), 3/05/26 .................. United States 732,638 718,596
6,609,436
a a a a a a
Health Care Technology 0.1%
IQVIA, Inc., Incremental Dollar Term Loan, B2, 1.911%, (1-month
USD LIBOR + 1.75%), 1/17/25 .......................... United States 1,752,581 1,724,728
Hotels, Restaurants & Leisure 0.1%
Boyd Gaming Corp., Refinancing Term Loan, B, 2.361%, (1-week
USD LIBOR + 2.25%), 9/15/23 .......................... United States 1,991,809 1,933,477
Caesars Resort Collection LLC, Term Loan ,
B, 2.911%, (1-month USD LIBOR + 2.75%), 12/23/24 ......... United States 1,492,347 1,377,622
B1, 4.715%, (3-month USD LIBOR + 4.5%; 1-month USD LIBOR +
4.5%), 7/21/25 ...................................... United States 88,773 85,851
3,396,950
a a a a a a
Household Durables 0.0%
†
Playtika Holding Corp., Term Loan, B, 7.072%, (3-month USD LIBOR
+ 6%), 12/10/24 ..................................... United States 282,750 285,820
Insurance 0.1%
Alliant Holdings Intermediate LLC, 2018 Initial Term Loan, 2.911%,
(1-month USD LIBOR + 2.75%), 5/09/25 .................. United States 1,000,691 969,732
j
AssuredPartners, Inc., 2020 February Refinancing Term Loan,
3.661%, (1-month USD LIBOR + 3.5%), 2/12/27 ............. United States 1,155,000 1,124,200
2,093,932
a a a a a a
IT Services 0.2%
Aventiv Technologies LLC, First Lien, Initial Term Loan, 5.5%,
(3-month USD LIBOR + 4.5%), 11/01/24 .................. United States 345,570 277,752
Aventiv Technologies LLC, Second Lien, Initial Term Loan, 9.25%,
(3-month USD LIBOR + 8.25%), 11/01/25 .................. United States 790,636 497,112
Go Daddy Operating Co. LLC, Term Loan, B2, 1.911%, (1-month
USD LIBOR + 1.75%), 2/15/24 .......................... United States 668,229 652,359
Pitney Bowes, Inc., Incremental Term Loan, B, 5.68%, (1-month USD
LIBOR + 5.5%), 1/07/25 ............................... United States 600,684 561,639
TIBCO Software, Inc., Term Loan, B3, 3.92%, (1-month USD LIBOR
+ 3.75%), 6/30/26 ................................... United States 1,106,550 1,070,587

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
g
Senior Floating Rate Interests
(continued)
IT Services (continued)
WEX, Inc., Term Loan, B3, 2.411%, (1-month USD LIBOR + 2.25%),
5/15/26 ........................................... United States 1,691,436 $ 1,641,538
4,700,987
a a a a a a
Leisure Products 0.1%
Bass Pro Group LLC, Initial Term Loan, 6.072%, (3-month USD
LIBOR + 5%), 9/25/24 ................................ United States 1,071,756 1,069,495
NASCAR Holdings LLC, Initial Term Loan, 2.922%, (1-month USD
LIBOR + 2.75%), 10/19/26 ............................. United States 2,093,377 2,053,835
3,123,330
a a a a a a
Life Sciences Tools & Services 0.1%
Syneos Health, Inc., Replacement Term Loan, B, 1.911%, (1-month
USD LIBOR + 1.75%), 8/01/24 .......................... United States 2,398,559 2,352,730
Machinery 0.0%
†
Navistar, Inc., Term Loan, B, 3.69%, (1-month USD LIBOR + 3.5%),
11/06/24 .......................................... United States 1,336,006 1,298,153
Media 0.1%
CSC Holdings LLC, March 2017 Refinancing Term Loan, 2.425%,
(1-month USD LIBOR + 2.25%), 7/17/25 .................. United States 2,176,010 2,108,825
Gray Television, Inc., Term Loan, C, 2.671%, (1-month USD LIBOR +
2.5%), 1/02/26 ...................................... United States 321,812 314,169
j
Univision Communications, Inc., First Lien, 2020 Replacement Term
Loan, 4.75%, (1-month USD LIBOR + 3.75%) , 3/15/26 ........ United States 398,392 385,611
2,808,605
a a a a a a
Oil, Gas & Consumable Fuels 0.1%
Buckeye Partners LP, Initial Term Loan, 2.921%, (1-month USD
LIBOR + 2.75%), 11/01/26 ............................. United States 286,394 280,786
k
Fieldwood Energy LLC, First Lien, Closing Date Term Loan, 6.25%
(3-month USD LIBOR + 5.25%), 4/11/22 .................. United States 4,260,617 1,129,064
Oxbow Carbon LLC, First Lien, Term Loan, B, 3.911%, (1-month
USD LIBOR + 3.75%), 1/04/23 .......................... United States 525,000 509,250
UTEX Industries, Inc., First Lien, Initial Term Loan, 8.25%, (3-month
USD LIBOR + 5%), 5/21/21 ............................ United States 680,976 195,781
UTEX Industries, Inc., Second Lien, Initial Term Loan, 8.561%,
(3-month USD LIBOR + 7.25%), 5/20/22 .................. United States 71,339 9,452
2,124,333
a a a a a a
Paper & Forest Products 0.0%
†
Appvion Operations, Inc., Term Loan, 7%, (3-month USD LIBOR +
6%), 6/12/26 ....................................... United States 360,146 352,943
Personal Products 0.1%
Coty, Inc., USD Term Loan, B, 2.416%, (1-month USD LIBOR +
2.25%), 4/07/25 ..................................... United States 867,786 752,371
Sunshine Luxembourg VII SARL, Facility Term Loan, B1, 5.322%,
(6-month USD LIBOR + 4.25%), 10/01/26 ................. Luxembourg 1,990,000 1,983,781
2,736,152
a a a a a a
Pharmaceuticals 0.2%
Bausch Health Cos., Inc., First Incremental Term Loan, 2.926%,
(1-month USD LIBOR + 2.75%), 11/27/25 .................. United States 1,600,000 1,571,600
Bausch Health Cos., Inc., Initial Term Loan, 3.176%, (1-month USD
LIBOR + 3%), 6/02/25 ................................ Canada 421,547 415,487

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
g
Senior Floating Rate Interests
(continued)
Pharmaceuticals (continued)
Catalent Pharma Solutions, Inc., Dollar Term Loan, B2, 3.25%,
(1-month USD LIBOR + 2.25%), 5/18/26 .................. United States 2,931,360 $ 2,922,809
4,909,896
a a a a a a
Real Estate Management & Development 0.0%
†
Cushman & Wakefield U.S. Borrower LLC, Replacement Term Loan,
2.911%, (1-month USD LIBOR + 2.75%), 8/21/25 ............ United States 1,324,653 1,270,425
Road & Rail 0.1%
Avis Budget Car Rental LLC, New Term Loan, B, 2.42%, (1-month
USD LIBOR + 2.25%), 8/06/27 .......................... United States 963,751 875,658
j
Kenan Advantage Group Holdings Corp. (The), Initial Canadian Term
Loan, 4%, (1-month USD LIBOR + 3%), 7/29/22 ............. United States 133,978 124,768
j
Kenan Advantage Group Holdings Corp. (The), Initial U.S. Term
Loan, 4%, (1-month USD LIBOR + 3%), 7/29/22 ............. United States 563,406 524,672
a
Onsite Rental Group Operations Pty. Ltd., Term Loan, B, 5.5%,
(1-month USD LIBOR + 4.5%), 10/26/22 .................. Australia 254,234 224,131
Ventia Midco Pty. Ltd., 2017 Refinancing USD Term Loan, B2, 5%,
(3-month USD LIBOR + 4%), 5/21/26 ..................... Australia 645,350 642,929
2,392,158
a a a a a a
Semiconductors & Semiconductor Equipment 0.1%
ON Semiconductor Corp., 2019 New Replacement Term Loan, B4,
2.161%, (1-month USD LIBOR + 2%), 9/19/26 .............. United States 1,710,121 1,685,538
Software 0.2%
athenahealth, Inc., First Lien, Term Loan, B, 4.818%, (3-month USD
LIBOR + 4.5%), 2/05/26 ............................... United States 867,803 857,498
j
Blackboard, Inc., First Lien, Term Loan, B5, 7%, (3-month USD
LIBOR + 6%) , 6/30/24 ................................ United States 430,000 407,156
j
Ceridian HCM Holding, Inc., Initial Term Loan, 2.611%, (1-week USD
LIBOR + 2.5%), 4/30/25 ............................... United States 870,000 848,794
DCert Buyer, Inc., First Lien, Initial Term Loan, 4.161%, (1-month
USD LIBOR + 4%), 10/16/26 ........................... United States 399,000 394,137
i,j
Epicor Software Corp., Term Loan, TBD, 7/17/27 .............. United States 286,896 287,203
i,j
Mitchell International, Inc., Add-on Term Loan, TBD, 1/21/21 ..... United States 400,000 387,167
Solera LLC (Solera Finance, Inc.), Dollar Term Loan, 2.911%,
(1-month USD LIBOR + 2.75%), 3/03/23 .................. United States 319,167 314,557
j
Surf Holdings SARL, First Lien, Dollar Term Loan, 3.827%, (3-month
USD LIBOR + 3.5%), 1/15/27 ........................... Luxembourg 1,000,000 978,750
j
Veritas US, Inc., New Dollar Term Loan, B, 5.5%, (3-month USD
LIBOR + 4.5%), 1/27/23 ............................... United States 298,836 287,692
j
Vertafore, Inc., First Lien, Initial Term Loan, 3.411%, (1-month USD
LIBOR + 3.25%), 7/02/25 .............................. United States 428,911 409,163
5,172,117
a a a a a a
Specialty Retail 0.1%
General Nutrition Centers, Inc., Debtor-in-possession New Money
Term Loan, 14%, (2-month USD LIBOR + 13% , 12/23/20 ...... United States 323,747 325,365
General Nutrition Centers, Inc., Debtor-in-possession Roll-Up Term
Loan, B2, 12.25%, 12/23/20 ............................ United States 323,747 325,365
k
General Nutrition Centers, Inc., Term Loan, B2, 9.5% (1-month USD
LIBOR + 8.75%), 3/04/21 .............................. United States 745,072 527,294
Harbor Freight Tools USA, Inc., 2018 Initial Term Loan, 3.25%,
(1-month USD LIBOR + 2.5%), 8/18/23 ................... United States 810,504 795,742
1,973,766
a a a a a a

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
g
Senior Floating Rate Interests
(continued)
Technology Hardware, Storage & Peripherals 0.0%
†
Cardtronics USA, Inc., Initial Term Loan, 5%, (1-month USD LIBOR +
4%), 6/29/27 ....................................... United States 316,705 $ 316,177
Total Senior Floating Rate Interests (Cost $90,148,061) ..........................
82,648,251
Marketplace Loans 1.0%
Diversified Financial Services 1.0%
a
Lending Club - LCX, 6.46% - 28.8%, 4/23/22 - 4/14/25 ......... United States 5,488,001 5,188,993
a
Lending Club, 6% - 28.8%, 9/19/21 - 3/17/25 ................. United States 21,792,628 18,621,248
a
Upgrade, 13.64% - 30.51%, 9/05/22 - 1/25/25 ................ United States 3,010,765 2,631,226
26,441,467
a a a a a a
Total Marketplace Loans (Cost $30,291,394) ....................................
26,441,467
Loan Participations and Assignments 0.3%
f
Russian Railways Via RZD Capital plc, Senior Bond, Reg S, 5.7%,
4/05/22 ........................................... Russia 5,900,000 6,285,860
Total Loan Participations and Assignments (Cost $6,116,807) ....................
6,285,860
Foreign Government and Agency Securities 6.3%
e
Angola Government Bond , Senior Bond , 144A , 8.25% , 5/09/28 ... Angola 8,900,000 7,585,443
f
Banque Centrale de Tunisie International Bond , Senior Note , Reg S,
5.625% , 2/17/24 ..................................... Tunisia 8,700,000 EUR 9,398,860
e
Banque Ouest Africaine de Developpement , Senior Bond , 144A , 5% ,
7/27/27 ........................................... Togo 3,900,000 4,121,111
e
Belarus Government Bond , Senior Bond , 144A , 7.625% , 6/29/27 .. Belarus 6,900,000 7,216,441
Brazil Notas do Tesouro Nacional , 10% , 1/01/21 ..............
Brazil 2,350,000 BRL 465,143
Colombia Government Bond ,
Senior Bond, 9.85%, 6/28/27 ........................... Colombia 21,735,000,000 COP 7,393,976
Senior Bond, 5%, 6/15/45 ............................. Colombia 7,000,000 8,657,565
e
Dominican Republic Government Bond , Senior Note , 144A , 8.9% ,
2/15/23 ...........................................
Dominican
Republic 331,200,000 DOP 5,583,296
e,l
Electricite de France SA , Junior Sub. Bond , 144A , 5.625% to
1/22/24, FRN thereafter , Perpetual ....................... France 2,200,000 2,324,971
Equinor ASA ,
Senior Note, 2.875%, 4/06/25 ........................... Norway 15,300,000 16,757,777
Senior Note, 1.75%, 1/22/26 ........................... Norway 5,400,000 5,644,214
e
Export-Import Bank of China (The) , Senior Bond , 144A , 3.625% ,
7/31/24 ........................................... China 2,100,000 2,291,940
e
Export-Import Bank of India , Senior Bond , 144A , 3.875% , 2/01/28 . India 3,400,000 3,589,822
Export-Import Bank of Korea , Senior Bond , 2.875% , 1/21/25 .....
South Korea 2,000,000 2,176,580
e
Gabon Government Bond ,
144A, 6.375%, 12/12/24 ............................... Gabon 3,689,022 3,635,384
Senior Bond, 144A, 6.625%, 2/06/31 ..................... Gabon 5,900,000 5,629,228

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities
(continued)
e
Indonesia Government Bond , Senior Bond , 144A , 4.35% , 1/08/27 . Indonesia 300,000 $ 344,958
e
Iraq Government Bond , Senior Bond , 144A , 5.8% , 1/15/28 ...... Iraq 9,000,000 8,388,216
e,f
Israel Electric Corp. Ltd. , Senior Secured Bond , 144A , Reg S, 4.25% ,
8/14/28 ........................................... Israel 1,400,000 1,597,113
e
Kazakhstan Government Bond , Senior Bond , 144A , 4.875% ,
10/14/44 .......................................... Kazakhstan 4,600,000 6,141,037
Korea Development Bank (The) , Senior Note , 3.375% , 3/12/23 ...
South Korea 7,100,000 7,575,308
Mexico Government Bond , Senior Bond , 4.15% , 3/28/27 ........
Mexico 9,200,000 10,137,250
Peru Government Bond , Senior Bond , 6.55% , 3/14/37 ..........
Peru 2,600,000 4,184,167
e
Russia Government Bond , Senior Bond , 144A , 4.875% , 9/16/23 .. Russia 5,400,000 6,007,478
South Africa Government Bond , Senior Bond , 7% , 2/28/31 ......
South Africa 126,400,000 ZAR 6,085,160
f
Turkiye Vakiflar Bankasi TAO , Covered Note , Reg S, 2.375% ,
5/04/21 ........................................... Turkey 5,600,000 EUR 6,543,548
e
Ukraine Government Bond , Senior Bond , 144A , 7.375% , 9/25/32 . Ukraine 8,900,000 8,771,039
m
Uruguay Government Bond , Index Linked, Senior Bond , 3.7% ,
6/26/37 ........................................... Uruguay 264,645,082 UYU 6,554,358
Total Foreign Government and Agency Securities (Cost $166,587,016) ............
164,801,383
U.S. Government and Agency Securities 5.1%
U.S. Treasury Notes ,
2.125%, 9/30/21 ..................................... United States 10,000,000 10,232,422
2.75%, 5/31/23 ..................................... United States 58,000,000 62,303,555
m
0.25%, 1/15/25 ..................................... United States 1,340,000 1,547,680
m
0.375%, 7/15/25 ..................................... United States 1,200,000 1,408,260
2.875%, 7/31/25 ..................................... United States 12,000,000 13,578,984
m
0.625%, 1/15/26 ..................................... United States 23,000,000 27,337,513
m
0.125%, 7/15/26 ..................................... United States 10,000,000 11,588,988
m
0.375%, 7/15/27 ..................................... United States 3,840,000 4,473,240
Total U.S. Government and Agency Securities (Cost $129,222,311) ................
132,470,642
Asset-Backed Securities 27.5%
Airlines 0.0%
†
American Airlines Pass-Through Trust , 2016-2 , AA , PASS THRU
CERTS Bond , 3.2% , 6/15/28 ........................... United States 41,600 39,302
Commercial Services & Supplies 0.9%
e,n
Ares XLIX CLO Ltd. , 2018-49A , C , 144A , FRN , 2.208% , ( 3-month
USD LIBOR + 1.95% ), 7/22/30 .......................... United States 3,100,000 2,964,628
e, n
Armada Euro CLO IV DAC , 4A , B , 144A , FRN , 1.7% , (3-month
EURIBOR + 1.7%), 7/15/33 ............................ Ireland 12,400,000 EUR 14,225,577
e,n
LCM XXII Ltd. , 22A , A2R , 144A , FRN , 1.722% , ( 3-month USD
LIBOR + 1.45% ), 10/20/28 ............................. United States 8,500,000 8,190,550
25,380,755
a a a a a a
Consumer Finance 0.9%
Discover Card Execution Note Trust ,
n
2019-A2, A, FRN, 0.445%, (1-month USD LIBOR + 0.27%),
12/15/23 .......................................... United States 9,250,000 9,275,356
2019-A3, A, 1.89%, 10/15/24 ........................... United States 13,340,000 13,791,087
23,066,443
a a a a a a

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services 25.6%
e,n
Adagio CLO VIII DAC , VIII-A , B1 , 144A , FRN , 1.65% , ( 3-month
EURIBOR + 1.65% ), 4/15/32 ........................... Ireland 500,000 EUR $ 575,705
e,n
Alinea CLO Ltd. , 2018-1A , B , 144A , FRN , 1.922% , ( 3-month USD
LIBOR + 1.65% ), 7/20/31 .............................. United States 5,300,000 5,121,949
e
American Homes 4 Rent Trust ,
2014-SFR3, A, 144A, 3.678%, 12/17/36 ................... United States 727,230 781,284
2015-SFR1, A, 144A, 3.467%, 4/17/52 .................... United States 5,552,277 5,988,978
n
Ameriquest Mortgage Securities, Inc. , 2004-R4 , M1 , FRN , 0.997% ,
( 1-month USD LIBOR + 0.825% ), 6/25/34 ................. United States 174,749 176,587
e,n
AMMC CLO 15 Ltd. ,
2014-15A, ARR, 144A, FRN, 1.535%, (3-month USD LIBOR +
1.26%), 1/15/32 ..................................... United States 4,688,554 4,592,681
2014-15A, BRR, 144A, FRN, 2.075%, (3-month USD LIBOR +
1.8%), 1/15/32 ...................................... United States 1,494,355 1,442,628
e,n
AMMC CLO 21 Ltd. , 2017-21A , C , 144A , FRN , 2.656% , ( 3-month
USD LIBOR + 2.1% ), 11/02/30 .......................... United States 400,000 380,610
e,n
AMMC CLO XI Ltd. ,
2012-11A, BR2, 144A, FRN, 1.868%, (3-month USD LIBOR +
1.6%), 4/30/31 ...................................... United States 1,700,000 1,624,394
2012-11A, CR2, 144A, FRN, 2.168%, (3-month USD LIBOR +
1.9%), 4/30/31 ...................................... United States 1,850,000 1,720,270
e,n
Antares CLO Ltd. , 2018-1A , B , 144A , FRN , 1.922% , ( 3-month USD
LIBOR + 1.65% ), 4/20/31 .............................. United States 6,000,000 5,819,033
e,n
Ares European CLO VIII BV ,
8A, AR, 144A, FRN, 0.92%, (3-month EURIBOR + 0.92%), 4/17/32 Netherlands 1,300,000 EUR 1,510,645
8A, BR, 144A, FRN, 1.6%, (3-month EURIBOR + 1.6%), 4/17/32 Netherlands 700,000 EUR 804,608
e,n
Ares L CLO Ltd. , 2018-50A , B , 144A , FRN , 1.975% , ( 3-month USD
LIBOR + 1.7% ), 1/15/32 ............................... United States 4,000,000 3,887,831
e,n
Ares LII CLO Ltd. , 2019-52A , C , 144A , FRN , 2.938% , ( 3-month USD
LIBOR + 2.68% ), 4/22/31 .............................. United States 1,000,000 991,786
e,n
Ares XLVIII CLO Ltd. ,
2018-48A, B, 144A, FRN, 1.852%, (3-month USD LIBOR +
1.58%), 7/20/30 ..................................... United States 1,000,000 968,088
2018-48A, C, 144A, FRN, 2.072%, (3-month USD LIBOR + 1.8%),
7/20/30 ........................................... United States 3,135,000 2,971,009
n
Argent Securities, Inc. , 2005-W2 , A2C , FRN , 0.532% , ( 1-month USD
LIBOR + 0.36% ), 10/25/35 ............................. United States 195,027 195,304
e,n
Atrium XIV LLC ,
14A, B, 144A, FRN, 1.971%, (3-month USD LIBOR + 1.7%),
8/23/30 ........................................... United States 2,400,000 2,343,644
14A, C, 144A, FRN, 2.221%, (3-month USD LIBOR + 1.95%),
8/23/30 ........................................... United States 4,000,000 3,880,900
e,n
Atrium XV , 15A , B , 144A , FRN , 2.005% , ( 3-month USD LIBOR +
1.75% ), 1/23/31 ..................................... United States 2,000,000 1,950,036
e,n
Bain Capital Credit CLO Ltd. , 2018-1A , A1 , 144A , FRN , 1.216% ,
( 3-month USD LIBOR + 0.96% ), 4/23/31 .................. United States 2,000,000 1,957,500
e,n
BCC Middle Market CLO LLC , 2018-1A , A2 , 144A , FRN , 2.422% ,
( 3-month USD LIBOR + 2.15% ), 10/20/30 ................. United States 2,100,000 1,955,522
e,n
Betony CLO 2 Ltd. , 2018-1A , A2 , 144A , FRN , 1.868% , ( 3-month
USD LIBOR + 1.6% ), 4/30/31 ........................... United States 3,500,000 3,368,554
e,n
Blackrock European CLO IX DAC ,
9A, A, 144A, FRN, 0.9%, (3-month EURIBOR + 0.9%), 12/15/32 Ireland 3,300,000 EUR 3,821,103
9A, B, 144A, FRN, 1.55%, (3-month EURIBOR + 1.55%), 12/15/32 Ireland 1,100,000 EUR 1,256,142
e,n
BlueMountain CLO Ltd. ,
2012-2A, BR2, 144A, FRN, 1.827%, (3-month USD LIBOR +
1.45%), 11/20/28 .................................... United States 2,970,000 2,873,785

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
e,n
BlueMountain CLO Ltd., (continued)
2012-2A, DR2, 144A, FRN, 3.277%, (3-month USD LIBOR +
2.9%), 11/20/28 ..................................... United States 2,000,000 $ 1,815,927
2014-2A, CR2, 144A, FRN, 2.472%, (3-month USD LIBOR +
2.2%), 10/20/30 ..................................... United States 1,300,000 1,245,071
2018-3A, B, 144A, FRN, 2.014%, (3-month USD LIBOR + 1.77%),
10/25/30 .......................................... United States 4,000,000 3,886,948
2018-3A, C, 144A, FRN, 2.445%, (3-month USD LIBOR + 2.2%),
10/25/30 .......................................... United States 1,785,715 1,695,968
e,n
BlueMountain CLO XXIV Ltd. ,
2019-24A, C, 144A, FRN, 2.972%, (3-month USD LIBOR + 2.7%),
4/20/31 ........................................... United States 1,750,000 1,732,654
2019-24A, D, 144A, FRN, 4.172%, (3-month USD LIBOR + 3.9%),
4/20/31 ........................................... United States 1,000,000 991,011
e,n
BlueMountain Fuji EUR CLO V DAC ,
5A, A, 144A, FRN, 0.91%, (3-month EURIBOR + 0.91%), 1/15/33 Ireland 14,800,000 EUR 17,018,144
5A, B, 144A, FRN, 1.55%, (3-month EURIBOR + 1.55%), 1/15/33 Ireland 4,550,000 EUR 5,197,051
e,n
BlueMountain Fuji US CLO III Ltd. ,
2017-3A, A2, 144A, FRN, 1.425%, (3-month USD LIBOR +
1.15%), 1/15/30 ..................................... United States 1,000,000 966,305
2017-3A, C, 144A, FRN, 1.975%, (3-month USD LIBOR + 1.7%),
1/15/30 ........................................... United States 500,000 471,317
e,n
Burnham Park CLO Ltd. , 2016-1A , BR , 144A , FRN , 1.772% ,
( 3-month USD LIBOR + 1.5% ), 10/20/29 .................. United States 5,321,575 5,171,002
e,n
Carlyle Euro CLO DAC , 2019-2A , A2A , 144A , FRN , 1.8% , ( 3-month
EURIBOR + 1.8% ), 8/15/32 ............................ Ireland 2,700,000 EUR 3,128,525
e,n
Carlyle Global Market Strategies CLO Ltd. ,
2014-1A, A2R2, 144A, FRN, 1.403%, (3-month USD LIBOR +
1.13%), 4/17/31 ..................................... United States 1,200,000 1,142,358
2014-4RA, A2, 144A, FRN, 1.875%, (3-month USD LIBOR +
1.6%), 7/15/30 ...................................... United States 12,000,000 11,496,318
e,n
Carlyle GMS Finance MM CLO LLC , 2015-1A , A2R , 144A , FRN ,
2.475% , ( 3-month USD LIBOR + 2.2% ), 10/15/31 ............ United States 7,300,000 6,802,604
e,n
Carlyle US CLO Ltd. ,
2017-3A, B, 144A, FRN, 2.622%, (3-month USD LIBOR + 2.35%),
7/20/29 ........................................... United States 1,250,000 1,192,546
2017-4A, B, 144A, FRN, 2.125%, (3-month USD LIBOR + 1.85%),
1/15/30 ........................................... United States 1,107,000 1,036,652
2017-4A, C, 144A, FRN, 3.075%, (3-month USD LIBOR + 2.8%),
1/15/30 ........................................... United States 400,000 354,238
2017-5A, A2, 144A, FRN, 1.672%, (3-month USD LIBOR + 1.4%),
1/20/30 ........................................... United States 13,440,000 12,746,947
2017-5A, B, 144A, FRN, 2.072%, (3-month USD LIBOR + 1.8%),
1/20/30 ........................................... United States 2,200,000 2,036,596
e,n
Catamaran CLO Ltd. , 2014-2A , BR , 144A , FRN , 3.222% , ( 3-month
USD LIBOR + 2.95% ), 10/18/26 ......................... United States 3,011,300 3,023,012
e
CF Hippolyta LLC , 2020-1 , A1 , 144A , 1.69% , 7/15/60 .......... United States 3,660,000 3,708,796
e,n
Cole Park CLO Ltd. , 2015-1A , BR , 144A , FRN , 1.872% , ( 3-month
USD LIBOR + 1.6% ), 10/20/28 .......................... United States 2,571,429 2,518,806
e,n
Columbia Cent CLO 27 Ltd. , 2018-27A , A2A , 144A , FRN , 1.845% ,
( 3-month USD LIBOR + 1.6% ), 10/25/28 .................. United States 2,307,693 2,269,530
e,g,o
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2018-14, PT, 144A, FRN, 10.146%, 9/16/41 ................ United States 1,226,032 1,140,712
2018-29, PT, 144A, FRN, 26.889%, 12/15/43 ............... United States 444,122 340,774
2018-8, PT, 144A, FRN, 10.067%, 6/17/41 ................. United States 754,205 694,595
2019-26, PT, 144A, FRN, 20.088%, 8/15/44 ................ United States 1,810,810 1,493,181

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
e,g,o
Consumer Loan Underlying Bond Certificate Issuer Trust I,
(continued)
2019-31, PT, 144A, FRN, 20.57%, 9/15/44 ................. United States 1,665,144 $ 1,365,294
2019-37, PT, 144A, FRN, 20.696%, 10/17/44 ............... United States 1,607,445 1,349,815
2019-42, PT, 144A, FRN, 22.217%, 11/15/44 ............... United States 1,574,955 1,309,223
2019-51, PT, 144A, FRN, 17.607%, 1/15/45 ................ United States 4,101,650 3,464,459
2019-52, PT, 144A, FRN, 16.366%, 1/15/45 ................ United States 4,961,322 4,242,683
2019-S1, PT, 144A, FRN, 16.857%, 4/15/44 ................ United States 1,227,326 1,011,069
2019-S2, PT, 144A, FRN, 14.649%, 5/16/44 ................ United States 962,910 788,998
2019-S3, PT, 144A, FRN, 14.607%, 6/15/44 ................ United States 619,850 504,485
2019-S4, PT, 144A, FRN, 13.708%, 8/15/44 ................ United States 1,353,639 1,119,973
2019-S5, PT, 144A, FRN, 13.999%, 9/15/44 ................ United States 1,325,748 1,110,766
2019-S6, PT, 144A, FRN, 11.625%, 10/17/44 ............... United States 1,296,442 1,091,070
2019-S7, PT, 144A, FRN, 11.921%, 12/15/44 ............... United States 2,503,578 2,107,297
2019-S8, PT, 144A, FRN, 11.407%, 1/15/45 ................ United States 3,076,989 2,607,736
2020-2, PT, 144A, FRN, 16.47%, 3/15/45 .................. United States 4,788,737 4,141,514
2020-7, PT, 144A, FRN, 16.81%, 4/17/45 .................. United States 2,939,312 2,577,419
e,n
Cook Park CLO Ltd. , 2018-1A , A2 , 144A , FRN , 1.393% , ( 3-month
USD LIBOR + 1.12% ), 4/17/30 .......................... United States 1,000,000 968,816
n
CWABS, Inc. , 2004-1 , M1 , FRN , 0.922% , ( 1-month USD LIBOR +
0.75% ), 3/25/34 ..................................... United States 94,152 93,798
e,n
Dorchester Park CLO DAC , 2015-1A , CR , 144A , FRN , 2.022% ,
( 3-month USD LIBOR + 1.75% ), 4/20/28 .................. United States 1,350,000 1,308,715
e,n
Dryden 38 Senior Loan Fund , 2015-38A , CR , 144A , FRN , 2.275% ,
( 3-month USD LIBOR + 2% ), 7/15/30 ..................... United States 2,500,000 2,400,998
e,n
Dryden 45 Senior Loan Fund , 2016-45A , CR , 144A , FRN , 2.475% ,
( 3-month USD LIBOR + 2.2% ), 10/15/30 .................. United States 1,875,000 1,846,941
e,n
Dryden 55 CLO Ltd. ,
2018-55A, C, 144A, FRN, 2.175%, (3-month USD LIBOR + 1.9%),
4/15/31 ........................................... United States 600,000 565,842
2018-55A, D, 144A, FRN, 3.125%, (3-month USD LIBOR +
2.85%), 4/15/31 ..................................... United States 300,000 266,946
e,n
Dryden 58 CLO Ltd. ,
2018-58A, A2, 144A, FRN, 1.523%, (3-month USD LIBOR +
1.25%), 7/17/31 ..................................... United States 1,600,000 1,539,619
2018-58A, B, 144A, FRN, 1.773%, (3-month USD LIBOR + 1.5%),
7/17/31 ........................................... United States 11,000,000 10,697,748

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
e,n
Dryden 64 CLO Ltd. , 2018-64A , C , 144A , FRN , 2.022% , ( 3-month
USD LIBOR + 1.75% ), 4/18/31 .......................... United States 750,000 $ 716,819
e,n
Dryden 70 CLO Ltd. , 2018-70A , B , 144A , FRN , 1.971% , ( 3-month
USD LIBOR + 1.7% ), 1/16/32 ........................... United States 560,580 545,576
e,n
Dunedin Park CLO DAC , 1A , A2A , 144A , FRN , 1.75% , ( 3-month
EURIBOR + 1.75% ), 10/22/32 .......................... Ireland 4,700,000 EUR 5,456,216
e,n
Eaton Vance CLO Ltd. , 2014-1RA , C , 144A , FRN , 2.375% , ( 3-month
USD LIBOR + 2.1% ), 7/15/30 ........................... United States 789,030 766,160
e,n
Ellington CLO III Ltd. , 2018-3A , A1 , 144A , FRN , 1.922% , ( 3-month
USD LIBOR + 1.65% ), 7/20/30 .......................... United States 3,850,621 3,777,708
e,n
Euro-Galaxy V CLO BV , 2016-5A , BR , 144A , FRN , 1.6% , ( 3-month
EURIBOR + 1.6% ), 11/10/30 ........................... Netherlands 7,400,000 EUR 8,607,139
e,n
Flagship CLO VIII Ltd. , 2014-8A , CRR , 144A , FRN , 2.071% ,
( 3-month USD LIBOR + 1.8% ), 1/16/26 ................... United States 1,400,000 1,357,677
e,n
Galaxy XXV CLO Ltd. , 2018-25A , B , 144A , FRN , 1.895% , ( 3-month
USD LIBOR + 1.65% ), 10/25/31 ......................... United States 2,000,000 1,943,687
e,n
Galaxy XXVI CLO Ltd. , 2018-26A , B , 144A , FRN , 2.058% , ( 3-month
USD LIBOR + 1.7% ), 11/22/31 .......................... United States 2,100,000 2,045,155
e,n
Galaxy XXVII CLO Ltd. , 2018-27A , A , 144A , FRN , 1.406% , ( 3-month
USD LIBOR + 1.02% ), 5/16/31 .......................... United States 1,500,000 1,467,125
e,n
Gilbert Park CLO Ltd. , 2017-1A , B , 144A , FRN , 1.875% , ( 3-month
USD LIBOR + 1.6% ), 10/15/30 .......................... United States 3,000,000 2,911,222
o
Greenpoint Manufactured Housing , 1999-5 , M1A , FRN , 8.3% ,
10/15/26 .......................................... United States 244,871 254,153
n
GSAA Home Equity Trust ,
2005-5, M3, FRN, 1.117%, (1-month USD LIBOR + 0.945%),
2/25/35 ........................................... United States 919,724 917,614
2005-6, A3, FRN, 0.542%, (1-month USD LIBOR + 0.37%),
6/25/35 ........................................... United States 5,793 5,806
e,n
Halcyon Loan Advisors Funding Ltd. , 2018-1A , A2 , 144A , FRN ,
2.072% , ( 3-month USD LIBOR + 1.8% ), 7/21/31 ............. United States 5,000,000 4,830,000
e,n
Harbor Park CLO 18-1 Ltd. ,
2018-1A, A2, 144A, FRN, 1.672%, (3-month USD LIBOR + 1.4%),
1/20/31 ........................................... United States 1,710,526 1,660,736
2018-1A, B1, 144A, FRN, 1.972%, (3-month USD LIBOR + 1.7%),
1/20/31 ........................................... United States 466,667 456,278
e,n
Hayfin Kingsland IX Ltd. , 2018-9A , BR , 144A , FRN , 2.047% ,
( 3-month USD LIBOR + 1.8% ), 4/28/31 ................... United States 5,200,000 5,077,293
e,n
Holland Park CLO DAC ,
1A, A1RR, 144A, FRN, 0.92%, (3-month EURIBOR + 0.92%),
11/14/32 .......................................... Ireland 15,000,000 EUR 17,318,681
1A, A2RR, 144A, FRN, 1.65%, (3-month EURIBOR + 1.65%),
11/14/32 .......................................... Ireland 7,200,000 EUR 8,264,487
e,n
HPS Loan Management Ltd. ,
13A-18, A2, 144A, FRN, 1.725%, (3-month USD LIBOR + 1.45%),
10/15/30 .......................................... United States 1,400,000 1,359,980
13A-18, C, 144A, FRN, 2.425%, (3-month USD LIBOR + 2.15%),
10/15/30 .......................................... United States 500,000 482,988
e,n
Invitation Homes Trust ,
2018-SFR3, A, 144A, FRN, 1.181%, (1-month USD LIBOR + 1%),
7/17/37 ........................................... United States 10,624,432 10,585,988
2018-SFR4, A, 144A, FRN, 1.294%, (1-month USD LIBOR +
1.1%), 1/17/38 ...................................... United States 8,783,651 8,791,812
e,n
LCM 26 Ltd. ,
26A, B, 144A, FRN, 1.672%, (3-month USD LIBOR + 1.4%),
1/20/31 ........................................... United States 4,500,000 4,278,705

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
e,n
LCM 26 Ltd., (continued)
26A, C, 144A, FRN, 2.072%, (3-month USD LIBOR + 1.8%),
1/20/31 ........................................... United States 2,000,000 $ 1,853,463
e,n
LCM XVI LP , 16A , BR2 , 144A , FRN , 2.025% , ( 3-month USD LIBOR
+ 1.75% ), 10/15/31 .................................. United States 1,756,602 1,710,117
e,n
LCM XVIII LP , 18A , BR , 144A , FRN , 1.872% , ( 3-month USD LIBOR
+ 1.6% ), 4/20/31 .................................... United States 1,210,000 1,161,554
n
Lehman XS Trust , 2005-4 , 1A4 , FRN , 0.732% , ( 1-month USD LIBOR
+ 0.56% ), 10/25/35 .................................. United States 287,636 285,979
e,n
Long Point Park CLO Ltd. ,
2017-1A, A2, 144A, FRN, 1.648%, (3-month USD LIBOR +
1.375%), 1/17/30 .................................... United States 3,400,000 3,255,684
2017-1A, B, 144A, FRN, 1.973%, (3-month USD LIBOR + 1.7%),
1/17/30 ........................................... United States 2,000,000 1,866,596
e,n
Madison Park Euro Funding VIII DAC ,
8A, ARN, 144A, FRN, 0.95%, (3-month EURIBOR + 0.95%),
4/15/32 ........................................... Ireland 24,700,000 EUR 28,656,551
8A, BRN, 144A, FRN, 1.7%, (3-month EURIBOR + 1.7%), 4/15/32 Ireland 2,800,000 EUR 3,236,143
e,n
Madison Park Euro Funding XIV DAC , 14A , A1N , 144A , FRN , 1.12% ,
( 3-month EURIBOR + 1.12% ), 7/15/32 .................... Ireland 8,000,000 EUR 9,348,360
e,n
Madison Park Funding XIV Ltd. ,
2014-14A, BRR, 144A, FRN, 1.958%, (3-month USD LIBOR +
1.7%), 10/22/30 ..................................... United States 2,500,000 2,413,125
2014-14A, CRR, 144A, FRN, 2.458%, (3-month USD LIBOR +
2.2%), 10/22/30 ..................................... United States 937,500 917,058
e,n
Madison Park Funding XLII Ltd. ,
13A, B, 144A, FRN, 1.756%, (3-month USD LIBOR + 1.5%),
11/21/30 .......................................... United States 3,000,000 2,896,612
13A, C, 144A, FRN, 2.055%, (3-month USD LIBOR + 1.8%),
11/21/30 .......................................... United States 1,600,000 1,513,408
e,n
Madison Park Funding XXII Ltd. , 2016-22A , CR , 144A , FRN ,
2.275% , ( 3-month USD LIBOR + 2% ), 1/15/33 .............. United States 2,800,000 2,638,434
e,n
Madison Park Funding XXIII Ltd. , 2017-23A , B , 144A , FRN , 1.945% ,
( 3-month USD LIBOR + 1.7% ), 7/27/30 ................... United States 4,000,000 3,935,254
e,n
Madison Park Funding XXIX Ltd. ,
2018-29A, B, 144A, FRN, 2.022%, (3-month USD LIBOR +
1.75%), 10/18/30 .................................... United States 4,000,000 3,900,259
2018-29A, C, 144A, FRN, 2.472%, (3-month USD LIBOR + 2.2%),
10/18/30 .......................................... United States 995,968 981,337
e,n
Madison Park Funding XXVIII Ltd. ,
2018-28A, B, 144A, FRN, 1.875%, (3-month USD LIBOR + 1.6%),
7/15/30 ........................................... United States 2,000,000 1,938,585
2018-28A, C, 144A, FRN, 2.125%, (3-month USD LIBOR +
1.85%), 7/15/30 ..................................... United States 4,200,000 4,049,771
e,n
Madison Park Funding XXXI Ltd. ,
2018-31A, A2A, 144A, FRN, 1.756%, (3-month USD LIBOR +
1.5%), 1/23/31 ...................................... United States 3,000,000 2,936,498
2018-31A, B, 144A, FRN, 1.955%, (3-month USD LIBOR + 1.7%),
1/23/31 ........................................... United States 6,000,000 5,851,647
2018-31A, C, 144A, FRN, 2.405%, (3-month USD LIBOR +
2.15%), 1/23/31 ..................................... United States 2,600,000 2,507,758
e,n
Magnetite XIV-R Ltd. , 2015-14RA , A1 , 144A , FRN , 1.392% , ( 3-month
USD LIBOR + 1.12% ), 10/18/31 ......................... United States 11,000,000 10,750,637
e,g,o
Mill City Mortgage Loan Trust ,
2016-1, A1, 144A, FRN, 2.5%, 4/25/57 .................... United States 4,026,156 4,065,211

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
e,g,o
Mill City Mortgage Loan Trust, (continued)
2017-1, A1, 144A, FRN, 2.75%, 11/25/58 .................. United States 742,283 $ 761,704
2017-3, A1, 144A, FRN, 2.75%, 1/25/61 ................... United States 5,400,802 5,561,160
2018-1, A1, 144A, FRN, 3.25%, 5/25/62 ................... United States 12,861,510 13,446,317
2018-2, A1, 144A, FRN, 3.5%, 5/25/58 .................... United States 3,599,306 3,767,272
2018-4, A1B, 144A, FRN, 3.5%, 4/25/66 ................... United States 10,848,182 11,620,492
e,n
Neuberger Berman CLO XVIII Ltd. ,
2014-18A, A1BR, 144A, FRN, 1.671%, (3-month USD LIBOR +
1.4%), 10/21/30 ..................................... United States 2,295,000 2,235,148
2014-18A, BR2, 144A, FRN, 2.421%, (3-month USD LIBOR +
2.15%), 10/21/30 .................................... United States 1,600,000 1,538,087
e,n
Neuberger Berman CLO XVI-S Ltd. , 2017-16SA , C , 144A , FRN ,
1.875% , ( 3-month USD LIBOR + 1.6% ), 1/15/28 ............. United States 400,000 388,893
e,n
Neuberger Berman CLO XXII Ltd. , 2016-22A , BR , 144A , FRN ,
1.923% , ( 3-month USD LIBOR + 1.65% ), 10/17/30 ........... United States 900,000 876,623
e,n
Neuberger Berman Loan Advisers CLO 26 Ltd. ,
2017-26A, B, 144A, FRN, 1.772%, (3-month USD LIBOR + 1.5%),
10/18/30 .......................................... United States 1,618,420 1,575,639
2017-26A, C, 144A, FRN, 2.022%, (3-month USD LIBOR +
1.75%), 10/18/30 .................................... United States 2,100,000 2,017,294
e,n
Neuberger Berman Loan Advisers CLO 27 Ltd. , 2018-27A , C , 144A ,
FRN , 1.975% , ( 3-month USD LIBOR + 1.7% ), 1/15/30 ........ United States 500,000 479,246
e,n
Newark BSL CLO 2 Ltd. , 2017-1A , B , 144A , FRN , 2.594% , ( 3-month
USD LIBOR + 2.35% ), 7/25/30 .......................... United States 583,989 575,167
e,n
NZCG Funding Ltd. , 2015-1A , A2R , 144A , FRN , 1.91% , ( 3-month
USD LIBOR + 1.55% ), 2/26/31 .......................... United States 7,920,000 7,623,120
e,n
Octagon Investment Partners 18-R Ltd. ,
2018-18A, A1A, 144A, FRN, 1.231%, (3-month USD LIBOR +
0.96%), 4/16/31 ..................................... United States 1,000,000 977,504
2018-18A, C, 144A, FRN, 2.971%, (3-month USD LIBOR + 2.7%),
4/16/31 ........................................... United States 1,000,000 885,907
e,n
Octagon Investment Partners 26 Ltd. ,
2016-1A, A2R, 144A, FRN, 1.625%, (3-month USD LIBOR +
1.35%), 7/15/30 ..................................... United States 1,600,000 1,548,919
2016-1A, BR, 144A, FRN, 1.875%, (3-month USD LIBOR + 1.6%),
7/15/30 ........................................... United States 2,000,000 1,937,687
e,n
Octagon Investment Partners 28 Ltd. ,
2016-1A, A2R, 144A, FRN, 1.713%, (3-month USD LIBOR +
1.45%), 10/24/30 .................................... United States 4,000,000 3,890,378
2016-1A, BR, 144A, FRN, 2.063%, (3-month USD LIBOR + 1.8%),
10/24/30 .......................................... United States 1,186,282 1,159,652
e,n
Octagon Investment Partners 31 LLC , 2017-1A , C , 144A , FRN ,
2.672% , ( 3-month USD LIBOR + 2.4% ), 7/20/30 ............. United States 280,761 277,089
e,n
Octagon Investment Partners 33 Ltd. ,
2017-1A, A2, 144A, FRN, 1.772%, (3-month USD LIBOR + 1.5%),
1/20/31 ........................................... United States 2,000,000 1,930,313
2017-1A, B, 144A, FRN, 2.122%, (3-month USD LIBOR + 1.85%),
1/20/31 ........................................... United States 500,000 476,743
2017-1A, C, 144A, FRN, 3.022%, (3-month USD LIBOR + 2.75%),
1/20/31 ........................................... United States 250,000 226,709

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
e,n
Octagon Investment Partners 35 Ltd. , 2018-1A , A1B , 144A , FRN ,
1.372% , ( 3-month USD LIBOR + 1.1% ), 1/20/31 ............. United States 2,000,000 $ 1,918,416
e,n
Octagon Investment Partners 37 Ltd. , 2018-2A , A2 , 144A , FRN ,
1.825% , ( 3-month USD LIBOR + 1.58% ), 7/25/30 ............ United States 1,000,000 967,674
e,n
Octagon Investment Partners XVI Ltd. ,
2013-1A, BR, 144A, FRN, 1.873%, (3-month USD LIBOR + 1.6%),
7/17/30 ........................................... United States 4,000,000 3,856,579
2013-1A, CR, 144A, FRN, 2.123%, (3-month USD LIBOR +
1.85%), 7/17/30 ..................................... United States 3,000,000 2,815,712
e,n
Octagon Investment Partners XVII Ltd. , 2013-1A , BR2 , 144A , FRN ,
1.645% , ( 3-month USD LIBOR + 1.4% ), 1/25/31 ............. United States 9,640,000 9,261,072
e,n
Octagon Investment Partners XXII Ltd. , 2014-1A , CRR , 144A , FRN ,
2.158% , ( 3-month USD LIBOR + 1.9% ), 1/22/30 ............. United States 2,100,000 1,985,302
e,n
Octagon Investment Partners XXIII Ltd. ,
2015-1A, BR, 144A, FRN, 1.475%, (3-month USD LIBOR + 1.2%),
7/15/27 ........................................... United States 1,200,000 1,156,438
2015-1A, DR, 144A, FRN, 2.825%, (3-month USD LIBOR +
2.55%), 7/15/27 ..................................... United States 600,000 558,083
e
Progress Residential Trust ,
2017-SFR1, A, 144A, 2.768%, 8/17/34 .................... United States 408,280 416,070
2018-SFR2, A, 144A, 3.712%, 8/17/35 .................... United States 3,257,000 3,353,123
e,g,o
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 8.796%, 3/15/26 ................. United States 3,041,022 2,985,926
2020-PT2, A, 144A, FRN, 9.444%, 4/15/26 ................. United States 3,333,474 3,299,868
2020-PT3, A, 144A, FRN, 7.183%, 5/15/26 ................. United States 1,079,078 1,112,056
n
RAAC Trust , 2004-SP1 , AII , FRN , 0.872% , ( 1-month USD LIBOR
+ 0.7% ), 3/25/34 .................................... United States 187,259 184,807
e,n
Race Point X CLO Ltd. , 2016-10A , B1R , 144A , FRN , 1.895% ,
( 3-month USD LIBOR + 1.65% ), 7/25/31 .................. United States 700,000 672,749
e,n
TCI-Flatiron CLO Ltd. ,
2017-1A, B, 144A, FRN, 1.946%, (3-month USD LIBOR + 1.56%),
11/18/30 .......................................... United States 2,000,000 1,932,103
2017-1A, C, 144A, FRN, 2.236%, (3-month USD LIBOR + 1.85%),
11/18/30 .......................................... United States 1,700,000 1,613,153
e
Towd Point Mortgage Trust ,
2015-1, AE, 144A, 3%, 10/25/53 ......................... United States 2,512,507 2,548,785
o
2015-2, 1A12, 144A, FRN, 2.75%, 11/25/60 ................ United States 284,067 287,495
o
2015-2, 2A1, 144A, FRN, 3.75%, 11/25/57 ................. United States 338,895 342,842
o
2015-3, A1A, 144A, FRN, 3.5%, 3/25/54 ................... United States 1,036,115 1,048,639
o
2015-3, A1B, 144A, FRN, 3%, 3/25/54 .................... United States 478,462 483,142
o
2016-1, A1, 144A, FRN, 3.5%, 2/25/55 .................... United States 5,384,615 5,492,686
o
2016-2, A1A, 144A, FRN, 2.75%, 8/25/55 .................. United States 608,129 621,666
o
2016-3, A1, 144A, FRN, 2.25%, 4/25/56 ................... United States 6,905,370 6,971,720
o
2016-4, A1, 144A, FRN, 2.25%, 7/25/56 ................... United States 9,936,019 10,061,454
o
2016-5, A1, 144A, FRN, 2.5%, 10/25/56 ................... United States 3,385,876 3,458,327
o
2017-1, A1, 144A, FRN, 2.75%, 10/25/56 .................. United States 10,160,536 10,489,233
o
2017-2, A1, 144A, FRN, 2.75%, 4/25/57 ................... United States 10,077,782 10,298,911
o
2017-4, A1, 144A, FRN, 2.75%, 6/25/57 ................... United States 12,211,346 12,712,847
n
2017-5, A1, 144A, FRN, 0.772%, (1-month USD LIBOR + 0.6%),
2/25/57 ........................................... United States 2,122,255 2,105,424
o
2018-1, A1, 144A, FRN, 3%, 1/25/58 ..................... United States 2,888,312 3,007,048
o
2018-2, A1, 144A, FRN, 3.25%, 3/25/58 ................... United States 6,171,434 6,571,405
o
2018-3, A1, 144A, FRN, 3.75%, 5/25/58 ................... United States 12,673,288 13,759,504
o
2018-4, A1, 144A, FRN, 3%, 6/25/58 ..................... United States 16,838,222 17,978,776
o
2018-5, A1A, 144A, FRN, 3.25%, 7/25/58 .................. United States 3,770,870 3,957,732
o
2018-6, A1A, 144A, FRN, 3.75%, 3/25/58 .................. United States 5,891,553 6,253,248

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
e
Towd Point Mortgage Trust, (continued)
o
2019-1, A1, 144A, FRN, 3.75%, 3/25/58 ................... United States 13,684,167 $ 14,729,361
e,g
Upgrade Master Pass-Thru Trust ,
a,o
2019-PT1, A, 144A, FRN, 10.749%, 6/15/25 ................ United States 743,560 594,900
2019-PT2, A, 144A, 7.727%, 2/15/26 ..................... United States 2,850,151 2,742,121
e,n
Voya CLO Ltd. ,
2013-2A, A1R, 144A, FRN, 1.215%, (3-month USD LIBOR +
0.97%), 4/25/31 ..................................... United States 11,800,000 11,489,656
2013-2A, CR, 144A, FRN, 2.995%, (3-month USD LIBOR +
2.75%), 4/25/31 ..................................... United States 375,000 324,314
2013-3A, A2RR, 144A, FRN, 1.972%, (3-month USD LIBOR +
1.7%), 10/18/31 ..................................... United States 1,100,000 1,071,783
2014-1A, BR2, 144A, FRN, 2.172%, (3-month USD LIBOR +
1.9%), 4/18/31 ...................................... United States 2,750,000 2,595,126
2014-1A, CR2, 144A, FRN, 3.072%, (3-month USD LIBOR +
2.8%), 4/18/31 ...................................... United States 600,000 532,687
2016-3A, A2R, 144A, FRN, 1.672%, (3-month USD LIBOR +
1.4%), 10/18/31 ..................................... United States 818,182 793,740
2016-3A, CR, 144A, FRN, 3.522%, (3-month USD LIBOR +
3.25%), 10/18/31 .................................... United States 1,698,113 1,505,061
2017-3A, B, 144A, FRN, 2.622%, (3-month USD LIBOR + 2.35%),
7/20/30 ........................................... United States 507,690 494,190
2018-2A, A2, 144A, FRN, 1.525%, (3-month USD LIBOR +
1.25%), 7/15/31 ..................................... United States 2,500,000 2,419,974
e,n
Webster Park CLO Ltd. , 2015-1A , A2R , 144A , FRN , 1.872% ,
( 3-month USD LIBOR + 1.6% ), 7/20/30 ................... United States 1,750,000 1,697,307
e,n
West CLO Ltd. , 2014-1A , BR , 144A , FRN , 2.122% , ( 3-month USD
LIBOR + 1.85% ), 7/18/26 .............................. United States 2,410,000 2,379,064
668,994,796
a a a a a a
Thrifts & Mortgage Finance 0.1%
o
Conseco Finance Corp. , 1998-6 , A8 , FRN , 6.66% , 6/01/30 ...... United States 1,472,477 1,501,245
o
Conseco Finance Securitizations Corp. , 2002-2 , M1 , FRN , 7.424% ,
3/01/33 ........................................... United States 537,583 569,487
n
Countrywide Asset-Backed Certificates Trust , 2002-3 , 1A1 , FRN ,
0.912% , ( 1-month USD LIBOR + 0.74% ), 5/25/32 ............ United States 1,196 1,169
2,071,901
a a a a a a
Total Asset-Backed Securities (Cost $719,304,796) ..............................
719,553,197
Commercial Mortgage-Backed Securities 20.7%
Capital Markets 0.1%
n
Merrill Lynch Mortgage Investors Trust ,
2003-A, 1A, FRN, 0.912%, (1-month USD LIBOR + 0.74%),
3/25/28 ........................................... United States 167,179 161,906
2003-E, A1, FRN, 0.792%, (1-month USD LIBOR + 0.62%),
10/25/28 .......................................... United States 363,708 357,585
2005-A10, A, FRN, 0.382%, (1-month USD LIBOR + 0.21%),
2/25/36 ........................................... United States 1,574,643 1,524,616
2,044,107
a a a a a a
Diversified Financial Services 4.3%
n
American Home Mortgage Investment Trust ,
2004-3, 4A, FRN, 2.015%, (6-month USD LIBOR + 1.5%),
10/25/34 .......................................... United States 1,150,421 1,157,583
2005-1, 6A, FRN, 2.383%, (6-month USD LIBOR + 2%), 6/25/45 United States 607,892 610,563

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Mortgage-Backed Securities
(continued)
Diversified Financial Services (continued)
e
BAMLL Commercial Mortgage Securities Trust ,
2012-PARK, A, 144A, 2.959%, 12/10/30 ................... United States 3,300,000 $ 3,453,327
2015-200P, A, 144A, 3.218%, 4/14/33 .................... United States 600,000 645,350
e,n
Bellemeade Re Ltd. , 2018-1A , M1B , 144A , FRN , 1.772% , ( 1-month
USD LIBOR + 1.6% ), 4/25/28 ........................... United States 2,684,489 2,659,540
e
BRAVO Residential Funding Trust ,
2019-1, A1C, 144A, 3.5%, 3/25/58 ....................... United States 5,995,274 6,193,690
o
2019-2, A3, 144A, FRN, 3.5%, 10/25/44 ................... United States 8,632,997 9,083,721
e,n
BX Commercial Mortgage Trust ,
2018-IND, A, 144A, FRN, 0.925%, (1-month USD LIBOR + 0.75%),
11/15/35 .......................................... United States 3,480,036 3,467,099
2019-XL, A, 144A, FRN, 1.095%, (1-month USD LIBOR + 0.92%),
10/15/36 .......................................... United States 3,654,797 3,654,801
2020-BXLP, A, 144A, FRN, 0.975%, (1-month USD LIBOR +
0.8%), 12/15/36 ..................................... United States 11,539,438 11,501,532
e
BXP Trust , 2017-GM , A , 144A , 3.379% , 6/13/39 .............. United States 2,000,000 2,229,973
o
CHL Mortgage Pass-Through Trust , 2004-11 , 2A1 , FRN , 2.6% ,
7/25/34 ........................................... United States 1,085,240 1,064,738
e,g,o
CIM Trust ,
2018-INV1, A4, 144A, FRN, 4%, 8/25/48 .................. United States 6,002,976 6,216,153
2019-INV1, A1, 144A, FRN, 4%, 2/25/49 .................. United States 996,038 1,030,974
2019-INV2, A3, 144A, FRN, 4%, 5/25/49 .................. United States 8,992,963 9,317,550
e,g
COMM Mortgage Trust ,
o
2014-277P, A, 144A, FRN, 3.611%, 8/10/49 ................ United States 3,880,000 4,189,863
2015-3BP, A, 144A, 3.178%, 2/10/35 ..................... United States 600,000 643,355
o
Commercial Mortgage Trust , 2006-GG7 , AJ , FRN , 5.472% , 7/10/38 United States 1,760,603 1,452,420
Credit Suisse First Boston Mortgage Securities Corp. , 2004-6 , 3A1 ,
5% , 9/25/19 ........................................ United States 161,749 138,732
e,o
CSMC Trust , 2014-IVR3 , A1 , 144A , FRN , 3.5% , 7/25/44 ........ United States 1,231,618 1,283,861
e,n
DBCG Mortgage Trust , 2017-BBG , A , 144A , FRN , 0.875% , ( 1-month
USD LIBOR + 0.7% ), 6/15/34 ........................... United States 1,500,000 1,483,796
e,o
Eleven Madison Mortgage Trust , 2015-11MD , A , 144A , FRN ,
3.555% , 9/10/35 ..................................... United States 2,005,000 2,206,236
e,o
Flagstar Mortgage Trust , 2018-6RR , 1A3 , 144A , FRN , 4% , 10/25/48 United States 3,977,620 4,036,657
o
GE Commercial Mortgage Corp. Trust , 2007-C1 , AM , FRN , 5.606% ,
12/10/49 .......................................... United States 552,539 303,897
o
GSR Mortgage Loan Trust , 2005-AR1 , 1A1 , FRN , 4.27% , 1/25/35 . United States 158,911 151,542
e,o
J.P. Morgan Chase Commercial Mortgage Securities Trust , 2016-
NINE , A , 144A , FRN , 2.854% , 9/06/38 .................... United States 600,000 643,895
o
J.P. Morgan Mortgage Trust , 2004-A1 , 5A1 , FRN , 3.967% , 2/25/34 United States 30,742 31,539
MASTR Alternative Loan Trust ,
2003-1, 3A1, 5%, 2/25/18 .............................. United States 13,090 13,851
2003-6, 2A1, 5%, 8/25/18 .............................. United States 23,373 23,388
e,g
Morgan Stanley Capital I Trust ,
o
2011-C1, A4, 144A, FRN, 5.033%, 9/15/47 ................. United States 855,960 862,288
2014-150E, A, 144A, 3.912%, 9/09/32 .................... United States 450,000 486,487
e,n
OBX Trust , 2018-1 , A2 , 144A , FRN , 0.822% , ( 1-month USD LIBOR +
0.65% ), 6/25/57 ..................................... United States 1,961,236 1,941,493
e,g,o
Provident Funding Mortgage Trust ,
2019-1, A3, 144A, FRN, 3%, 12/25/49 .................... United States 5,466,033 5,567,742
2020-1, A3, 144A, FRN, 3%, 2/25/50 ..................... United States 6,601,688 6,757,786

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Mortgage-Backed Securities
(continued)
Diversified Financial Services (continued)
e,n
Radnor Re Ltd. , 2018-1 , M1 , 144A , FRN , 1.572% , ( 1-month USD
LIBOR + 1.4% ), 3/25/28 ............................... United States 251,998 $ 251,873
e,o
Sequoia Mortgage Trust , 2016-2 , A4 , 144A , FRN , 3.5% , 8/25/46 .. United States 8,659,192 8,810,825
o
Structured Adjustable Rate Mortgage Loan Trust , 2004-12 , 3A1 ,
FRN , 3.614% , 9/25/34 ................................ United States 968,919 970,734
n
Structured Asset Mortgage Investments II Trust , 2004-AR6 , A1A ,
FRN , 0.887% , ( 1-month USD LIBOR + 0.7% ), 2/19/35 ........ United States 1,048,773 998,553
Thornburg Mortgage Securities Trust ,
n
2004-3, A, FRN, 0.912%, (1-month USD LIBOR + 0.74%), 9/25/34 United States 527,463 499,004
o
2005-1, A3, FRN, 3.636%, 4/25/45 ....................... United States 150,549 144,196
n
WaMu Mortgage Pass-Through Trust ,
2005-AR19, A1A1, FRN, 0.442%, (1-month USD LIBOR + 0.27%),
12/25/45 .......................................... United States 1,662,149 1,615,613
2005-AR8, 2A1A, FRN, 0.752%, (1-month USD LIBOR + 0.58%),
7/25/45 ........................................... United States 722,911 682,866
e,o
Wells Fargo Mortgage Backed Securities Trust , 2018-1 , A3 , 144A ,
FRN , 3.5% , 7/25/47 .................................. United States 3,724,705 3,775,991
112,255,077
a a a a a a
Thrifts & Mortgage Finance 16.3%
Banc of America Commercial Mortgage Trust , 2015-UBS7 , A4 ,
3.705% , 9/15/48 ..................................... United States 100,000 110,883
FHLMC , 4402 , PE , 3.5% , 3/15/43 .........................
United States 1,159,333 1,193,476
n
FHLMC Structured Agency Credit Risk Debt Notes ,
2013-DN2, M2, FRN, 4.422%, (1-month USD LIBOR + 4.25%),
11/25/23 .......................................... United States 7,560,874 5,721,817
2014-DN1, M2, FRN, 2.372%, (1-month USD LIBOR + 2.2%),
2/25/24 ........................................... United States 525,650 527,178
2014-DN2, M3, FRN, 3.772%, (1-month USD LIBOR + 3.6%),
4/25/24 ........................................... United States 16,769,946 13,887,808
2014-DN3, M3, FRN, 4.172%, (1-month USD LIBOR + 4%),
8/25/24 ........................................... United States 2,860,862 2,898,957
2014-DN4, M3, FRN, 4.722%, (1-month USD LIBOR + 4.55%),
10/25/24 .......................................... United States 6,512,145 6,598,453
2014-HQ1, M3, FRN, 4.272%, (1-month USD LIBOR + 4.1%),
8/25/24 ........................................... United States 7,351,625 7,425,565
2014-HQ2, M2, FRN, 2.372%, (1-month USD LIBOR + 2.2%),
9/25/24 ........................................... United States 147,449 148,707
2014-HQ2, M3, FRN, 3.922%, (1-month USD LIBOR + 3.75%),
9/25/24 ........................................... United States 14,560,000 14,747,480
2014-HQ3, M3, FRN, 4.922%, (1-month USD LIBOR + 4.75%),
10/25/24 .......................................... United States 2,255,414 2,303,484
2015-DN1, M3, FRN, 4.322%, (1-month USD LIBOR + 4.15%),
1/25/25 ........................................... United States 7,574,259 7,611,806
2015-DNA1, M2, FRN, 2.022%, (1-month USD LIBOR + 1.85%),
10/25/27 .......................................... United States 1,492,747 1,492,447
2015-DNA1, M3, FRN, 3.472%, (1-month USD LIBOR + 3.3%),
10/25/27 .......................................... United States 6,500,000 6,603,428
2015-DNA2, M3, FRN, 4.072%, (1-month USD LIBOR + 3.9%),
12/25/27 .......................................... United States 12,593,302 12,737,956
2015-DNA3, M2, FRN, 3.022%, (1-month USD LIBOR + 2.85%),
4/25/28 ........................................... United States 140,458 140,550
2015-DNA3, M3, FRN, 4.872%, (1-month USD LIBOR + 4.7%),
4/25/28 ........................................... United States 9,470,000 9,869,695
2015-HQ1, M3, FRN, 3.972%, (1-month USD LIBOR + 3.8%),
3/25/25 ........................................... United States 4,742,441 4,795,938

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Mortgage-Backed Securities
(continued)
Thrifts & Mortgage Finance (continued)
n
FHLMC Structured Agency Credit Risk Debt Notes, (continued)
2015-HQ2, M3, FRN, 3.422%, (1-month USD LIBOR + 3.25%),
5/25/25 ........................................... United States 8,360,000 $ 8,577,350
2015-HQA1, M3, FRN, 4.872%, (1-month USD LIBOR + 4.7%),
3/25/28 ........................................... United States 13,777,950 14,258,962
2015-HQA2, M3, FRN, 4.972%, (1-month USD LIBOR + 4.8%),
5/25/28 ........................................... United States 1,731,009 1,788,802
2016-DNA1, M3, FRN, 5.722%, (1-month USD LIBOR + 5.55%),
7/25/28 ........................................... United States 21,681,273 22,809,393
2016-DNA2, M3, FRN, 4.822%, (1-month USD LIBOR + 4.65%),
10/25/28 .......................................... United States 12,788,417 13,349,969
2016-HQA2, M3, FRN, 5.322%, (1-month USD LIBOR + 5.15%),
11/25/28 .......................................... United States 10,160,228 10,665,039
2016-HQA3, M2, FRN, 1.522%, (1-month USD LIBOR + 1.35%),
3/25/29 ........................................... United States 232,694 232,457
2016-HQA4, M2, FRN, 1.472%, (1-month USD LIBOR + 1.3%),
4/25/29 ........................................... United States 3,254 3,253
2017-DNA1, M2, FRN, 3.422%, (1-month USD LIBOR + 3.25%),
7/25/29 ........................................... United States 2,833,237 2,862,965
2017-DNA2, M2, FRN, 3.622%, (1-month USD LIBOR + 3.45%),
10/25/29 .......................................... United States 16,080,000 16,369,245
2017-DNA3, M2, FRN, 2.672%, (1-month USD LIBOR + 2.5%),
3/25/30 ........................................... United States 10,350,000 10,355,575
2017-HQA1, M2, FRN, 3.722%, (1-month USD LIBOR + 3.55%),
8/25/29 ........................................... United States 20,214,500 20,406,950
2017-HQA3, M2, FRN, 2.522%, (1-month USD LIBOR + 2.35%),
4/25/30 ........................................... United States 184,860 182,857
n
FNMA Connecticut Avenue Securities ,
2013-C01, M2, FRN, 5.422%, (1-month USD LIBOR + 5.25%),
10/25/23 .......................................... United States 16,486,740 13,813,194
2014-C01, M2, FRN, 4.572%, (1-month USD LIBOR + 4.4%),
1/25/24 ........................................... United States 2,770,458 2,237,802
2014-C02, 1M2, FRN, 2.772%, (1-month USD LIBOR + 2.6%),
5/25/24 ........................................... United States 12,638,382 9,571,432
2014-C02, 2M2, FRN, 2.772%, (1-month USD LIBOR + 2.6%),
5/25/24 ........................................... United States 2,931,357 2,527,924
2014-C03, 1M2, FRN, 3.172%, (1-month USD LIBOR + 3%),
7/25/24 ........................................... United States 20,333,272 16,175,793
2014-C03, 2M2, FRN, 3.072%, (1-month USD LIBOR + 2.9%),
7/25/24 ........................................... United States 16,491,494 13,885,579
2014-C04, 1M2, FRN, 5.072%, (1-month USD LIBOR + 4.9%),
11/25/24 .......................................... United States 11,404,713 11,594,511
2014-C04, 2M2, FRN, 5.172%, (1-month USD LIBOR + 5%),
11/25/24 .......................................... United States 4,108,191 4,185,112
2015-C01, 1M2, FRN, 4.472%, (1-month USD LIBOR + 4.3%),
2/25/25 ........................................... United States 8,482,027 8,605,956
2015-C01, 2M2, FRN, 4.722%, (1-month USD LIBOR + 4.55%),
2/25/25 ........................................... United States 3,295,441 3,362,153
2015-C02, 1M2, FRN, 4.172%, (1-month USD LIBOR + 4%),
5/25/25 ........................................... United States 9,400,419 9,507,947
2015-C02, 2M2, FRN, 4.172%, (1-month USD LIBOR + 4%),
5/25/25 ........................................... United States 4,447,675 4,528,070
2015-C03, 1M2, FRN, 5.172%, (1-month USD LIBOR + 5%),
7/25/25 ........................................... United States 10,078,580 10,271,011
2015-C03, 2M2, FRN, 5.172%, (1-month USD LIBOR + 5%),
7/25/25 ........................................... United States 4,554,297 4,644,792

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Mortgage-Backed Securities
(continued)
Thrifts & Mortgage Finance (continued)
n
FNMA Connecticut Avenue Securities, (continued)
2016-C01, 1M2, FRN, 6.922%, (1-month USD LIBOR + 6.75%),
8/25/28 ........................................... United States 1,603,657 $ 1,685,021
2016-C01, 2M2, FRN, 7.122%, (1-month USD LIBOR + 6.95%),
8/25/28 ........................................... United States 5,174,244 5,413,190
2016-C02, 1M2, FRN, 6.172%, (1-month USD LIBOR + 6%),
9/25/28 ........................................... United States 155,628 161,057
2016-C04, 1M2, FRN, 4.422%, (1-month USD LIBOR + 4.25%),
1/25/29 ........................................... United States 13,429,634 13,640,557
2016-C05, 2M2, FRN, 4.622%, (1-month USD LIBOR + 4.45%),
1/25/29 ........................................... United States 10,818,497 11,073,660
2016-C06, 1M2, FRN, 4.422%, (1-month USD LIBOR + 4.25%),
4/25/29 ........................................... United States 4,131,086 4,252,047
2016-C07, 2M2, FRN, 4.522%, (1-month USD LIBOR + 4.35%),
5/25/29 ........................................... United States 8,336,432 8,584,597
2017-C01, 1M2, FRN, 3.722%, (1-month USD LIBOR + 3.55%),
7/25/29 ........................................... United States 17,550,165 17,830,452
2017-C02, 2M2, FRN, 3.822%, (1-month USD LIBOR + 3.65%),
9/25/29 ........................................... United States 2,646,644 2,675,935
2017-C03, 1M2, FRN, 3.172%, (1-month USD LIBOR + 3%),
10/25/29 .......................................... United States 2,780,000 2,780,900
2017-C04, 2M2, FRN, 3.022%, (1-month USD LIBOR + 2.85%),
11/25/29 .......................................... United States 524,259 515,367
2017-C06, 1M2, FRN, 2.822%, (1-month USD LIBOR + 2.65%),
2/25/30 ........................................... United States 10,774,102 10,511,524
GS Mortgage Securities Trust ,
2016-GS3, A4, 2.85%, 10/10/49 ......................... United States 600,000 647,601
2017-GS6, A3, 3.433%, 5/10/50 ......................... United States 2,000,000 2,247,957
JPMBB Commercial Mortgage Securities Trust ,
2015-C30, A5, 3.822%, 7/15/48 ......................... United States 1,500,000 1,680,297
2016-C1, A5, 3.576%, 3/15/49 .......................... United States 1,500,000 1,676,847
n
New York Mortgage Trust , 2005-3 , M1 , FRN , 0.847% , ( 1-month USD
LIBOR + 0.675% ), 2/25/36 ............................. United States 166,462 154,424
Wells Fargo Commercial Mortgage Trust , 2016-NXS6 , A2 , 2.399% ,
11/15/49 .......................................... United States 6,534,000 6,610,747
427,731,901
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $591,681,842) ...............
542,031,085
Mortgage-Backed Securities 3.6%
p
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC, 3.674% - 3.815%, (12-month USD LIBOR +/- MBS Margin),
10/01/36 - 6/01/37 ................................... United States 1,190,037 1,249,155
1,249,155
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.0%
†
FHLMC Gold Pools, 15 Year, 5%, 10/01/23 .................. United States 43,636 45,881
FHLMC Gold Pools, 15 Year, 6%, 6/01/23 ................... United States 7,104 7,401
FHLMC Gold Pools, 30 Year, 5%, 1/01/39 ................... United States 89,556 102,709
155,991
p
Federal National Mortgage Association (FNMA) Adjustable Rate 0.4%
FNMA, 1.225% - 5.624%, (1-month USD LIBOR +/- MBS Margin),
5/01/21 - 10/01/44 ................................... United States 10,583,847 10,924,529
10,924,529

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate 3.2%
FNMA, 15 Year, 3.5%, 10/01/25 ........................... United States 505,702 $ 531,196
FNMA, 15 Year, 4%, 12/01/25 ............................ United States 762,377 807,898
FNMA, 15 Year, 4.5%, 5/01/23 - 6/01/25 .................... United States 468,234 495,155
FNMA, 30 Year, 5%, 3/01/38 ............................. United States 16,840 19,244
q
FNMA, Single-family, 15 Year, 2%, 8/15/35 .................. United States 5,818,000 6,052,083
q
FNMA, Single-family, 15 Year, 2.5%, 8/15/35 ................. United States 70,870,000 74,385,817
82,291,393
p
Government National Mortgage Association (GNMA) Adjustable Rate 0.0%
†
GNMA II, 2.875% - 3.25%, (1-year CMT T-Note +/- MBS Margin),
4/20/26 - 9/20/26 .................................... United States 12,626 12,770
12,770
Total Mortgage-Backed Securities (Cost $94,620,503) ............................
94,633,838
Municipal Bonds 2.8%
California 1.0%
San Jose Redevelopment Agency Successor Agency ,
Tax Allocation, Senior Lien, 2017A-T, Refunding, 2.48%, 8/01/21 United States 1,595,000 1,625,608
Tax Allocation, Senior Lien, 2017A-T, Refunding, 2.63%, 8/01/22 United States 5,320,000 5,531,257
Tax Allocation, Senior Lien, 2017A-T, Refunding, 3.226%, 8/01/27 United States 190,000 213,505
State of California, GO, 2.375%, 10/01/26 ................... United States 18,195,000 19,953,365
27,323,735
Colorado 0.0%
†
Board of Governors of Colorado State University System, Revenue,
2015E-2, 5%, 3/01/25 ................................ United States 100,000 120,436
Florida 0.0%
†
Citizens Property Insurance, Inc., Revenue, 2015A-1, 5%, 6/01/22 United States 125,000 132,608
Hawaii 0.1%
City & County Honolulu, Wastewater System, Revenue, 2019 B,
Refunding, 2.233%, 7/01/24 ............................ United States 2,470,000 2,606,443
Massachusetts 0.1%
Massachusetts State College Building Authority, Revenue, 2019 C,
Refunding, 2.256%, 5/01/26 ............................ United States 2,635,000 2,798,291
New York 1.1%
New York State Urban Development Corp., State of New York Sales
Tax, Revenue, 2019 B, Refunding, 2.25%, 3/15/26 ........... United States 8,750,000 9,377,025
State of New York, GO, 2019B, Refunding, 2.12%, 2/15/25 ...... United States 18,195,000 19,302,530
28,679,555
Ohio 0.0%
†
City of Cincinnati, GO, 2015A, Refunding, 5%, 12/01/25 ........ United States 100,000 122,123
Teays Valley Local School District, GO, 2015, Refunding, 4%,
12/01/26 .......................................... United States 100,000 111,020
233,143
Oregon 0.2%
State of Oregon, Department of Transportation, Revenue, Senior
Lien, 2019 B, Refunding, 2.18%, 11/15/25 ................. United States 3,640,000 3,905,465
Texas 0.3%
State of Texas, GO, 2016 A, 5%, 4/01/21 .................... United States 2,690,000 2,777,452

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Municipal Bonds
(continued)
Texas (continued)
Texas State University System, Revenue, 2019 B, Refunding,
2.351%, 3/15/26 ..................................... United States 4,825,000 $ 5,148,178
7,925,630
Total Municipal Bonds (Cost $69,038,235) ......................................
73,725,306
Shares/Units
Escrows and Litigation Trusts 0.0%
a,b
Millennium Corporate Claim Trust, Escrow Account ............ United States 477,205 —
a,b
Millennium Lender Claim Trust, Escrow Account .............. United States 477,205 —
a,b,c
Remington Outdoor Co., Inc., Litigation Units ................. United States 16,078 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $2,555,372,523) .............................
2,522,006,794
a
Short Term Investments 6.1%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.2%
r
U.S. Treasury Bills, 8/13/20 .............................. United States 3,400,000 3,399,931
Total U.S. Government and Agency Securities (Cost $3,398,287) ..................
3,399,931
Shares
a
Money Market Funds 5.9%
d,s
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 155,230,652 155,230,652
Total Money Market Funds (Cost $155,230,652) .................................
155,230,652
Total Short Term Investments (Cost $158,628,939 ) ...............................
158,630,583
a
Total Investments (Cost $2,714,001,462) 102.6% ................................
$2,680,637,377
Other Assets, less Liabilities (2.6)% ...........................................
(67,219,518)
Net Assets 100.0% ...........................................................
$2,613,417,859
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
b
Non-income producing.
c
See Note 6 regarding restricted securities.
d
See Note 9 regarding investments in affiliated management investment companies.
e
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities was $1,032,002,630, representing 39.5% of net assets.
f
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2020, the aggregate value of these securities was $36,161,358, representing 1.4% of net assets.
g
The coupon rate shown represents the rate at period end.
h
Income may be received in additional securities and/or cash.
i
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
j
A portion or all of the security purchased on a delayed delivery basis.

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

k
Defaulted security or security for which income has been deemed uncollectible.
l
Perpetual security with no stated maturity date.
m
Principal amount of security is adjusted for inflation.
n
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
o
Adjustable rate security with an interest rate that is not based on a published reference index and spread.  The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
p
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
q
Security purchased on a to-be-announced (TBA) basis.
r
The security was issued on a discount basis with no stated coupon rate.
s
The rate shown is the annualized seven-day effective yield at period end.

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

At July 31, 2020, the Fund had the following futures contracts outstanding. See Note 3.
At July 31, 2020, the Fund had the following forward exchange contracts outstanding. See Note 3 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
Australia 10 Year Bonds ....................... Long 346 $ 36,950,022 9/15/20 $ 184,921
Australia 3 Year Bonds ........................ Long 743 62,130,897 9/15/20 (423)
Canada 10 Year Bonds ........................ Long 614 70,916,679 9/21/20 493,056
Euro-OAT .................................. Long 170 33,789,572 9/08/20 746,735
U.S. Treasury 10 Year Notes .................... Short 2,011 281,697,109 9/21/20 (3,124,212)
U.S. Treasury 10 Year Ultra Notes ................ Short 220 35,035,000 9/21/20 (598,851)
U.S. Treasury 2 Year Notes ..................... Long 4,050 894,986,723 9/30/20 908,684
U.S. Treasury 5 Year Notes ..................... Short 40 5,045,000 9/30/20 (30,988)
U.S. Treasury Long Bonds ..................... Short 95 17,316,719 9/21/20 (488,494)
U.S. Treasury Ultra Bonds ...................... Short 39 8,879,812 9/21/20 (469,276)
Total Futures Contracts ...................................................................... $(2,378,848)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. CITI Sell 5,000,000 5,629,750 8/05/20 $ — $ (259,637)
Euro ............. JPHQ Buy 35,750,927 40,112,950 8/05/20 1,997,258 —
Euro ............. JPHQ Sell 30,750,927 35,443,211 8/05/20 — (777,609)
Australian Dollar .... JPHQ Buy 23,500,000 16,667,156 8/06/20 124,910 —
Australian Dollar .... JPHQ Sell 23,500,000 14,200,110 8/06/20 — (2,591,956)
Brazilian Real ...... JPHQ Sell 2,520,623 448,673 8/11/20 — (34,409)
Japanese Yen ...... JPHQ Buy 2,130,000,000 19,977,490 8/13/20 144,494 —
Japanese Yen ...... JPHQ Sell 5,836,944,900 69,597,729 8/13/20 285,178 (223,204)
Singapore Dollar .... JPHQ Sell 71,000,000 5,295,183,550 JPY 8/13/20 — (1,657,090)
Chinese Yuan ...... JPHQ Buy 81,750,000 11,713,209 8/21/20 — (29,939)
Chinese Yuan ...... JPHQ Sell 81,750,000 11,611,226 8/21/20 — (72,043)
Brazilian Real ...... JPHQ Sell 4,945,000 916,929 8/31/20 — (30,141)
Japanese Yen ...... CITI Buy 1,236,500,000 11,829,083 9/14/20 — (143,314)
Canadian Dollar .... CITI Buy 43,524,355 31,430,066 9/15/20 1,068,598 —
Canadian Dollar .... CITI Sell 12,370,000 8,932,698 9/15/20 — (303,705)
Canadian Dollar .... JPHQ Buy 12,370,000 9,110,225 9/15/20 126,178 —
Canadian Dollar .... JPHQ Sell 43,524,355 32,054,702 9/15/20 — (443,962)
Euro ............. BZWS Sell 194,860 219,231 9/15/20 — (10,507)
Euro ............. CITI Sell 57,174,577 64,315,052 9/15/20 — (3,092,972)
Euro ............. DBAB Buy 3,194,746 3,720,058 9/15/20 46,503 —
Euro ............. DBAB Sell 3,487,136 3,923,516 9/15/20 — (187,768)
Euro ............. GSCO Sell 420,000 472,353 9/15/20 — (22,821)
Euro ............. JPHQ Buy 63,918,815 70,589,053 9/15/20 4,770,332 —
Euro ............. JPHQ Sell 7,135,500 7,737,665 9/15/20 — (674,989)

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

At July 31, 2020, the Fund had the following credit default swap contracts outstanding. See Note 3 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Norwegian Krone ... CITI Buy 109,600,000 10,851,701 9/15/20 $ 1,187,038 $ —
Norwegian Krone ... CITI Sell 109,600,000 10,745,098 9/15/20 — (1,293,640)
Korean Won ....... CITI Sell 3,920,000,000 3,193,483 9/16/20 — (87,263)
Turkish Lira ........ JPHQ Buy 12,510,000 1,758,875 10/13/20 — (50,182)
Indonesian Rupiah .. JPHQ Buy 47,801,500,000 3,274,075 12/07/20 — (95,467)
Australian Dollar .... JPHQ Buy 3,300,000 2,341,211 12/24/20 17,595 —
Australian Dollar .... JPHQ Sell 17,920,000 12,334,694 12/24/20 — (474,336)
Japanese Yen ...... JPHQ Buy 1,392,700,000 13,059,999 1/13/21 128,936 —
Japanese Yen ...... JPHQ Sell 1,378,063,789 13,059,999 1/13/21 9,670 —
Canadian Dollar .... JPHQ Sell 17,700,000 13,040,211 1/14/21 — (179,747)
Mexican Peso ...... JPHQ Buy 48,650,000 2,107,051 1/14/21 36,630 —
Total Forward Exchange Contracts ................................................... $9,943,320 $(12,736,701)
Net unrealized appreciation (depreciation) ............................................ $(2,793,381)
*
In U.S. dollars unless otherwise stated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party *
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c)(d)
Traded Index
CDX.NA.IG.31 ...... 1.00% Quarterly 12/20/21 $ 74,600,000 $ 611,785 $ 563,141 $ 48,644
Investment
Grade
CDX.NA.IG.33 ...... 1.00% Quarterly 12/20/24 160,000,000 2,476,933 1,800,854 676,079
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $3,088,718 $2,363,995 $724,723
OTC Swap Contracts
Contracts to Buy Protection
(c)
Single Name
AES Corp. (The) .... (5.00)% Quarterly CITI 3/20/21 2,750,000 (97,534) (74,601) (22,933)
Ally Financial, Inc. ... (5.00)% Quarterly JPHQ 12/20/24 13,600,000 (2,313,202) (2,229,856) (83,346)
Avon Products, Inc. .. (5.00)% Quarterly CITI 3/20/23 5,835,000 (120,835) (447,270) 326,435
CenturyLink, Inc. .... (5.00)% Quarterly BZWS 6/20/21 4,700,000 (176,532) (98,687) (77,845)
Energy Transfer LP .. (5.00)% Quarterly MSCO 12/20/20 750,000 (17,347) (12,186) (5,161)
HCA, Inc. ......... (5.00)% Quarterly FBCO 3/20/22 2,050,000 (160,116) (122,567) (37,549)
Italy Government Bond (1.00)% Quarterly BZWS 6/20/23 4,800,000 (24,173) 30,186 (54,359)
Nabors Industries, Inc. (1.00)% Quarterly CITI 12/20/21 6,200,000 2,138,747 125,182 2,013,565
Contracts to Sell Protection
(c)(d)
Single Name
Goldman Sachs Group,
Inc. (The) ....... 1.00% Quarterly JPHQ 12/20/24 13,600,000 222,987 205,501 17,486 BBB+
Indonesia Government
Bond .......... 1.00% Quarterly CITI 6/20/25 6,250,000 (39,165) (100,256) 61,091 NR
Italy Government Bond 1.00% Quarterly BZWS 6/20/23 4,800,000 (20,999) (132,372) 111,373 NR
Morgan Stanley ..... 1.00% Quarterly JPHQ 12/20/24 13,600,000 271,951 225,549 46,402 BBB+

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts (continued)
Contracts to Sell Protection
(c)(d)
(continued)
Single Name (continued)
Nabors Industries, Inc. 1.00% Quarterly CITI 12/20/23 $ 6,200,000 $ (3,786,500) $ (628,469) $ (3,158,031) CCC-
T-Mobile US, Inc. .... 5.00% Quarterly JPHQ 9/20/20 12,000 143 — 143 NR
Traded Index
(e)
BNP Paribas Bespoke
Rodez Index,
Mezzanine Tranche
5-7% .......... 2.00% Quarterly BNDP 12/20/20 4,100,000 (339,268) — (339,268)
Non-
Investment
Grade
(e)
BNP Paribas Bespoke
Rodez2 Index,
Mezzanine Tranche
5-7% .......... 3.20% Quarterly BNDP 12/20/20 2,340,000 (111,726) — (111,726)
Non-
Investment
Grade
(e)
Citibank Bespoke
Palma Index,
Mezzanine Tranche
5-7% .......... 2.30% Quarterly CITI 6/20/21 4,910,000 (318,156) — (318,156)
Non-
Investment
Grade
(e)
Citibank Bespoke
Phoenix Index,
Mezzanine Tranche
5-7% .......... 2.90% Quarterly CITI 12/20/21 3,500,000 (468,584) — (468,584)
Non-
Investment
Grade
MCDX.NA.30 ...... 1.00% Quarterly CITI 6/20/28 2,000,000 34,472 15,910 18,562
Investment
Grade
MCDX.NA.31 ...... 1.00% Quarterly CITI 12/20/23 12,200,000 (43,101) 85,163 (128,264)
Investment
Grade
(e)
Morgan Stanley
Bespoke Pecan
Index, Mezzanine
Tranche 5-10% ... 4.10% Quarterly MSCO 12/20/21 3,700,000 (1,014,355) — (1,014,355)
Non-
Investment
Grade
(e)
Morgan Stanley
Bespoke Pecan
Index, Mezzanine
Tranche 5-10% ... 3.98% Quarterly MSCO 12/20/21 3,700,000 (1,241,048) — (1,241,048)
Non-
Investment
Grade
Total OTC Swap Contracts .............................................. $(7,624,341) $(3,158,773) $(4,465,568)
Total Credit Default Swap Contracts .................................... $(4,535,623) $ (794,778) $(3,740,845)

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

*Posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end.
At July 31, 2020, the Fund had the following cross-currency swap contracts outstanding. See Note 3 .
Counterparty
Collateral
Pledged
(Received)
BNDP $810,000
CITI 10,580,000
FBCO 130,000
JPHQ 4,340,000
MSCO 2,590,000
Total collateral
$18,450,000
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
(e)
Represents a custom index comprised of a basket of underlying instruments.
Cross-Currency Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
Value/
Unrealized
Appreciation
(Depreciation)
aA aaa aaa aaa
OTC Swap Contracts
Receive Floating 3-month USD LIBOR + 1.85% ..... Quarterly 617,500 USD
Pay Fixed 1.5% ............................. Annual CITI 5/04/21 500,000 EUR $ 29,668
Receive Floating 3-month USD LIBOR + 1.894% ..... Quarterly 2,460,000 USD
Pay Fixed 1.5% ............................. Annual CITI 5/04/21 2,000,000 EUR 109,551
Receive Floating 3-month USD LIBOR + 2.87% ..... Quarterly 1,743,000 USD
Pay Fixed 2.5% ............................. Annual CITI 5/04/21 1,500,000 EUR (22,619)
Receive Floating 3-month USD LIBOR + 2.87% ..... Quarterly 232,400 USD
Pay Fixed 2.5% ............................. Annual CITI 5/04/21 200,000 EUR (3,016)
Receive Floating 3-month USD LIBOR + 1.303% ..... Quarterly 496,000 USD
Pay Fixed 1% .............................. Annual JPHQ 5/04/21 400,000 EUR 25,396
Receive Floating 3-month USD LIBOR + 1.81% ..... Quarterly 1,568,000 USD
Pay Floating 3-month EURIBOR + 1.6% .......... Quarterly CITI 8/12/21 1,400,000 EUR (77,764)
Receive Floating 3-month USD LIBOR + 1.81% ..... Quarterly 6,720,000 USD
Pay Floating 3-month EURIBOR + 1.6% .......... Quarterly CITI 8/12/21 6,000,000 EUR (333,275)
Receive Floating 3-month USD LIBOR + 1.305% ..... Quarterly 2,988,900 USD
Pay Floating 3-month EURIBOR + 1.11% ......... Quarterly JPHQ 8/20/21 2,700,000 EUR (186,030)
Receive Floating 3-month USD LIBOR + 1.31% ..... Quarterly 2,719,500 USD
Pay Floating 3-month EURIBOR + 1.11% ......... Quarterly CITI 8/30/21 2,450,000 EUR (161,710)
Receive Floating 3-month USD LIBOR + 1.31% ..... Quarterly 13,875,000 USD
Pay Floating 3-month EURIBOR + 1.11% ......... Quarterly CITI 8/30/21 12,500,000 EUR (825,050)
Receive Floating 3-month USD LIBOR + 1.25% ..... Quarterly 5,550,000 USD
Pay Floating 3-month EURIBOR + 1.1% .......... Quarterly CITI 10/30/21 5,000,000 EUR (340,976)
Receive Floating 3-month USD LIBOR + 1.175% ..... Quarterly 4,862,000 USD
Pay Floating 3-month EURIBOR + 1.05% ......... Quarterly CITI 11/22/21 4,400,000 EUR (318,152)

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

Cross-Currency Swap Contracts
(continued)
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
Value/
Unrealized
Appreciation
(Depreciation)
aA aaa aaa aaa
OTC Swap Contracts (continued)
Receive Floating 3-month USD LIBOR + 1.175% ..... Quarterly 41,106,000 USD
Pay Floating 3-month EURIBOR + 1.05% ......... Quarterly CITI 11/22/21 37,200,000 EUR $ (2,689,829)
Receive Floating 3-month USD LIBOR + 1.174% ..... Quarterly 30,525,000 USD
Pay Floating 3-month EURIBOR + 1.05% ......... Quarterly CITI 12/10/21 27,500,000 EUR (1,859,921)
Receive Floating 3-month USD LIBOR + 1.318% ..... Quarterly 13,930,500 USD
Pay Floating 3-month EURIBOR + 1.2% .......... Quarterly CITI 12/12/21 12,550,000 EUR (853,293)
Receive Floating 3-month USD LIBOR + 0.849% ..... Quarterly 3,472,000 USD
Pay Fixed 0.75% ............................ Annual DBAB 9/14/22 2,800,000 EUR 125,619
Total Cross Currency Swap Contracts ........................................................... $(7,381,401)

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

At July 31, 2020, the Fund had the following interest rate swap contracts outstanding. See Note (3).
At July 31, 2020, the Fund had the following inflation index swap contracts outstanding. See Note 3 .
At July 31, 2020, the Fund had the following total return swap contracts outstanding. See Note 3.
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 3-month
USD LIBOR ........ Quarterly
Pay Fixed 2.788% ... Semi-Annual 3/26/23 7,900,000 $ (621,252) $ — $ (621,252)
Receive Floating 3-month
USD LIBOR ........ Quarterly
Pay Fixed 2.79% .... Semi-Annual 3/28/23 7,900,000 (621,394) — (621,394)
Receive Floating 3-month
USD LIBOR ........ Quarterly
Pay Fixed 2.713% ... Semi-Annual 3/29/23 4,700,000 (358,724) — (358,724)
Receive Floating 3-month
USD LIBOR ........ Quarterly
Pay Fixed 2.806% ... Semi-Annual 4/17/23 5,800,000 (459,504) — (459,504)
Total Interest Rate Swap Contracts ............................... $(2,060,874) $ — $(2,060,874)
Inflation Index Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
Centrally Cleared Swap Contracts
Receive variable change
  in USA CPI-U ........ At Maturity
Pay Fixed 2.079% ..... At Maturity 9/18/24 $ 1,770,000 $ (71,974) $ — $ (71,974)
Receive variable change
  in USA CPI-U ........ At Maturity
Pay Fixed 1.719% ..... At Maturity 8/14/26 2,050,000 (33,386) — (33,386)
Receive variable change
  in USA CPI-U ........ At Maturity
Pay Fixed 2.35% ...... At Maturity 9/20/26 5,200,000 (391,884) — (391,884)
Receive variable change
  in USA CPI-U ........ At Maturity
Pay Fixed 1.893% ..... At Maturity 1/15/27 123,400,000 (4,103,426) — (4,103,426)
Receive variable change
  in USA CPI-U ........ At Maturity
Pay Fixed 2.313% ..... At Maturity 6/01/28 1,400,000 (119,213) — (119,213)
Total Inflation Index Swap Contracts .................................. $(4,719,883) $— $(4,719,883)

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 119 .
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
(a)
Markit iBoxx EUR Corporates Total Return Index ..
3-month
EURIBOR Quarterly JPHQ 9/20/20 12,000,000 EUR $ 1,098
Markit iBoxx EUR Corporates Total Return Index ..
3-month
EURIBOR Quarterly JPHQ 9/20/20 5,700,000 EUR (4,684)
Markit iBoxx USD Liquid Leveraged Loans Total
Return Index ...........................
3-month
USD LIBOR Quarterly JPHQ 9/20/20 34,125,000 8,511
Total Return Swap Contracts .................................................................... $4,925
*
In U.S. dollars unless otherwise stated.
(a)
The Fund receives the total return on the underlying instrument and pays a variable financing rate.

Franklin Investors Securities Trust
Statement of Investments (unaudited), July 31, 2020
Franklin Managed Income Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a
Common Stocks 34.0%
Aerospace & Defense 1.2%
General Dynamics Corp. ................................ United States 200,000 $ 29,348,000
Northrop Grumman Corp. ............................... United States 42,900 13,942,929
43,290,929
Automobiles 0.3%
General Motors Co. .................................... United States 500,000 12,445,000
Banks 4.7%
Bank of America Corp. ................................. United States 2,250,000 55,980,000
Citigroup, Inc. ........................................ United States 350,000 17,503,500
JPMorgan Chase & Co. ................................. United States 500,000 48,320,000
Truist Financial Corp. .................................. United States 500,000 18,730,000
US Bancorp ......................................... United States 800,000 29,472,000
170,005,500
Beverages 1.9%
a
Coca-Cola Co. (The) ................................... United States 650,200 30,715,448
PepsiCo, Inc. ........................................ United States 270,000 37,168,200
67,883,648
Biotechnology 0.7%
AbbVie, Inc. ......................................... United States 250,000 23,727,500
Capital Markets 1.2%
Morgan Stanley ....................................... United States 875,000 42,770,000
Diversified Telecommunication Services 2.1%
Deutsche Telekom AG .................................. Germany 1,200,000 20,031,997
Verizon Communications, Inc. ............................ United States 1,000,000 57,480,000
77,511,997
Electric Utilities 1.2%
Duke Energy Corp. .................................... United States 175,000 14,829,500
FirstEnergy Corp. ..................................... United States 1,000,000 29,000,000
43,829,500
Food Products 1.6%
Nestle SA ........................................... Switzerland 500,000 59,465,000
Health Care Providers & Services 1.7%
CVS Health Corp. ..................................... United States 170,000 10,699,800
Quest Diagnostics, Inc. ................................. United States 400,000 50,828,000
61,527,800
Household Products 1.6%
Procter & Gamble Co. (The) ............................. United States 450,000 59,004,000
Industrial Conglomerates 1.2%
Honeywell International, Inc. ............................. United States 300,000 44,811,000
Insurance 0.3%
Travelers Cos., Inc. (The) ............................... United States 100,000 11,442,000
IT Services 0.7%
International Business Machines Corp. ..................... United States 200,000 24,588,000
Multiline Retail 0.7%
Target Corp. ......................................... United States 200,000 25,176,000

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Managed Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a
Common Stocks
(continued)
Multi-Utilities 1.7%
a
Dominion Energy, Inc. .................................. United States 500,000 $ 40,515,000
DTE Energy Co. ...................................... United States 200,000 23,126,000
63,641,000
Oil, Gas & Consumable Fuels 3.9%
BP plc, ADR ......................................... United Kingdom 1,100,000 24,244,000
Chevron Corp. ....................................... United States 600,000 50,364,000
Exxon Mobil Corp. ..................................... United States 1,250,000 52,600,000
Royal Dutch Shell plc, ADR, A ............................ Netherlands 550,000 16,395,500
143,603,500
Pharmaceuticals 3.3%
AstraZeneca plc, ADR .................................. United Kingdom 200,000 11,156,000
Bristol-Myers Squibb Co. ................................ United States 600,000 35,196,000
Johnson & Johnson ................................... United States 250,000 36,440,000
Pfizer, Inc. ........................................... United States 1,000,000 38,480,000
121,272,000
Road & Rail 1.0%
Union Pacific Corp. .................................... United States 205,000 35,536,750
Semiconductors & Semiconductor Equipment 1.6%
Analog Devices, Inc. ................................... United States 350,000 40,197,500
a
Broadcom, Inc. ....................................... United States 60,000 19,005,000
59,202,500
Trading Companies & Distributors 1.0%
a
Fastenal Co. ......................................... United States 750,000 35,280,000
Wireless Telecommunication Services 0.4%
Vodafone Group plc ................................... United Kingdom 10,000,000 15,029,646
Total Common Stocks (Cost $1,123,818,642) ....................................
1,241,043,270
Management Investment Companies 2.9%
Capital Markets 2.9%
b
Franklin FTSE United Kingdom ETF ....................... United States 2,000,000 39,100,000
b
Franklin Liberty Systematic Style Premia ETF ................ United States 1,175,000 26,837,000
b
Franklin Liberty US Low Volatility ETF ...................... United States 1,000,000 38,022,100
103,959,100
Total Management Investment Companies (Cost $112,646,562) ...................
103,959,100
Equity-Linked Securities 14.7%
Aerospace & Defense 1.3%
c
Societe Generale SA into Raytheon Technologies Corp., 144A, 8% United States 832,000 47,715,987
Banks 0.5%
c
Barclays Bank plc into Bank of America Corp., 144A, 8.5% ...... United States 750,000 19,073,114
Capital Markets 0.9%
c
Credit Suisse AG into Charles Schwab Corp. (The), 144A, 6.5% .. United States 1,007,000 34,207,546
Communications Equipment 1.4%
c
Royal Bank of Canada into Cisco Systems, Inc., 144A, 7.5% .... United States 1,077,000 50,514,673
Energy Equipment & Services 0.4%
c
Societe Generale SA into Schlumberger Ltd., 144A, 9% ........ United States 715,000 14,084,898

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Managed Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a
Equity-Linked Securities
(continued)
Health Care Providers & Services 0.6%
c
UBS AG into CVS Health Corp., 144A, 8.5% ................. United States 350,000 $ 22,050,515
Internet & Direct Marketing Retail 2.0%
c
Goldman Sachs International Bank into Amazon.com, Inc., 144A,
7.5% ............................................. United States 38,000 74,372,062
IT Services 0.9%
c
Barclays Bank plc into Fidelity National Information Services, Inc.,
144A, 7.5% ........................................ United States 222,000 31,556,501
Media 0.9%
c
Merrill Lynch International & Co. CV into Comcast Corp., 144A, 7% United States 744,000 31,901,401
Multiline Retail 0.6%
c
JPMorgan Chase Bank NA into Target Corp., 144A, 9% ........ United States 190,000 22,359,393
Semiconductors & Semiconductor Equipment 5.2%
c
Barclays Bank plc into Intel Corp., 144A, 8% ................ United States 1,054,000 53,163,638
c
BNP Paribas Issuance BV into Texas Instruments, Inc., 144A, 8.5% United States 715,000 90,478,838
c
Wells Fargo Bank NA into NVIDIA Corp., 144A, 10% .......... United States 260,000 46,094,466
189,736,942
Total Equity-Linked Securities (Cost $544,364,525) ..............................
537,573,032
Convertible Preferred Stocks 11.4%
Chemicals 0.6%
International Flavors & Fragrances, Inc., 6% ................. United States 500,000 22,880,000
Electric Utilities 4.1%
American Electric Power Co., Inc., 6.125% .................. United States 700,000 36,120,000
NextEra Energy, Inc., 5.279% ............................ United States 1,200,000 58,128,000
Southern Co. (The), 6.75%, 2019 ......................... United States 1,150,000 53,038,000
147,286,000
Health Care Equipment & Supplies 1.8%
d
Boston Scientific Corp., 5.5%, A .......................... United States 250,000 28,072,500
Danaher Corp., 5%, B .................................. United States 30,000 36,751,200
64,823,700
Health Care Technology 0.3%
Change Healthcare, Inc., 6% ............................. United States 250,000 11,260,000
Multi-Utilities 3.6%
Dominion Energy, Inc., 7.25%, A .......................... United States 450,000 46,795,500
DTE Energy Co., 6.25% ................................ United States 750,000 33,817,500
Sempra Energy, 6%, A ................................. United States 500,000 51,070,000
131,683,000
Semiconductors & Semiconductor Equipment 1.0%
Broadcom, Inc., 8%, A .................................. United States 32,000 36,509,120
Total Convertible Preferred Stocks (Cost $390,794,343) ..........................
414,441,820
Preferred Stocks 0.4%
Banks 0.4%
JPMorgan Chase & Co., 6%, EE .......................... United States 469,100 13,317,749
Total Preferred Stocks (Cost $11,727,500) ......................................
13,317,749

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Managed Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds 29.4%
Automobiles 0.3%
General Motors Co., Senior Note, 5.4%, 10/02/23 ............. United States 10,000,000 $ 11,034,829
Banks 2.6%
Bank of America Corp. ,
Senior Bond, 3.419% to 12/20/27, FRN thereafter, 12/20/28 ... United States 15,000,000 16,969,690
L, Sub. Bond, 4.183%, 11/25/27 ........................ United States 10,000,000 11,533,767
Barclays plc, Senior Bond, 3.65%, 3/16/25 .................. United Kingdom 15,000,000 16,496,595
Citigroup, Inc., Sub. Bond, 4.125%, 7/25/28 .................. United States 20,000,000 23,178,351
e
Truist Financial Corp., N, Junior Sub. Bond, 4.8% to 9/01/24, FRN
thereafter, Perpetual ................................. United States 25,000,000 25,226,572
93,404,975
Beverages 0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.,
Senior Bond, 4.9%, 2/01/46 ............................ Belgium 10,000,000 12,864,853
Capital Markets 0.9%
Goldman Sachs Group, Inc. (The), Senior Bond, 3.5%, 11/16/26 .. United States 15,000,000 16,746,115
Morgan Stanley, Sub. Bond, 4.35%, 9/08/26 ................. United States 15,000,000 17,591,001
34,337,116
Chemicals 1.2%
DuPont de Nemours, Inc., Senior Note, 4.493%, 11/15/25 ....... United States 20,000,000 23,379,436
c
Syngenta Finance NV, Senior Bond, 144A, 5.182%, 4/24/28 ..... Switzerland 20,000,000 21,745,791
45,125,227
Communications Equipment 0.5%
c
CommScope Technologies LLC, Senior Bond, 144A, 5%, 3/15/27 . United States 20,000,000 19,370,900
Consumer Finance 1.3%
Capital One Financial Corp. ,
Senior Bond, 3.75%, 3/09/27 ........................... United States 10,000,000 11,248,963
Sub. Bond, 3.75%, 7/28/26 ............................ United States 10,000,000 11,029,236
Ford Motor Credit Co. LLC, Senior Bond, 5.113%, 5/03/29 ....... United States 25,000,000 26,687,500
48,965,699
Diversified Telecommunication Services 0.4%
c
CCO Holdings LLC / CCO Holdings Capital Corp., Senior Bond,
144A, 5.125%, 5/01/27 ................................ United States 15,000,000 15,934,087
Electric Utilities 0.9%
Duke Energy Corp., Senior Bond, 3.15%, 8/15/27 ............. United States 10,000,000 11,319,318
c
Vistra Operations Co. LLC, Senior Secured Bond, 144A, 4.3%,
7/15/29 ........................................... United States 20,000,000 21,609,111
32,928,429
Equity Real Estate Investment Trusts (REITs) 1.4%
American Tower Corp., Senior Bond, 3.375%, 10/15/26 ......... United States 15,000,000 17,008,553
Healthpeak Properties, Inc., Senior Bond, 3.875%, 8/15/24 ...... United States 5,000,000 5,561,421
Prologis LP, Senior Bond, 4.25%, 8/15/23 ................... United States 12,000,000 13,286,722
Realty Income Corp., Senior Bond, 3.875%, 7/15/24 ........... United States 15,000,000 16,607,085
52,463,781
Food & Staples Retailing 0.7%
Walmart, Inc., Senior Bond, 3.25%, 7/08/29 .................. United States 20,000,000 23,677,482

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Managed Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Food Products 0.4%
Tyson Foods, Inc., Senior Bond, 3.95%, 8/15/24 .............. United States 12,100,000 $ 13,485,731
Health Care Equipment & Supplies 0.3%
Edwards Lifesciences Corp., Senior Bond, 4.3%, 6/15/28 ....... United States 9,700,000 11,870,655
Health Care Providers & Services 5.2%
Anthem, Inc., Senior Bond, 3.65%, 12/01/27 ................. United States 10,000,000 11,533,532
Centene Corp., Senior Note, 4.625%, 12/15/29 ............... United States 20,000,000 22,331,100
CHS/Community Health Systems, Inc. ,
c
Secured Note, 144A, 11%, 6/30/23 ...................... United States 5,000,000 3,968,225
Senior Secured Note, 6.25%, 3/31/23 .................... United States 5,000,000 5,043,750
c
Senior Secured Note, 144A, 8.625%, 1/15/24 .............. United States 5,000,000 5,165,575
c
Senior Secured Note, 144A, 6.625%, 2/15/25 .............. United States 25,000,000 25,320,000
c
Senior Secured Note, 144A, 8%, 3/15/26 .................. United States 30,000,000 30,758,100
Cigna Corp. ,
Senior Note, 3.75%, 7/15/23 ........................... United States 13,292,000 14,488,124
Senior Note, 3.4%, 3/01/27 ............................ United States 15,000,000 16,992,259
CVS Health Corp. ,
Senior Bond, 3.875%, 7/20/25 .......................... United States 15,000,000 17,038,472
Senior Bond, 5.05%, 3/25/48 ........................... United States 15,000,000 20,700,603
Tenet Healthcare Corp., Senior Secured Note, 4.625%, 7/15/24 ... United States 17,000,000 17,399,500
190,739,240
Hotels, Restaurants & Leisure 0.8%
Las Vegas Sands Corp., Senior Bond, 3.9%, 8/08/29 ........... United States 10,000,000 9,958,759
c
Vail Resorts, Inc., Senior Note, 144A, 6.25%, 5/15/25 .......... United States 10,000,000 10,787,500
c
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., Senior Bond,
144A, 5.5%, 3/01/25 ................................. United States 10,000,000 9,425,000
30,171,259
Household Products 0.9%
Clorox Co. (The), Senior Bond, 3.1%, 10/01/27 ............... United States 5,000,000 5,708,193
Procter & Gamble Co. (The), Senior Bond, 2.7%, 2/02/26 ....... United States 25,000,000 28,154,021
33,862,214
Insurance 0.2%
c
Liberty Mutual Group, Inc., Senior Note, 144A, 4.95%, 5/01/22 ... United States 7,100,000 7,596,865
IT Services 0.7%
Fiserv, Inc., Senior Bond, 4.2%, 10/01/28 ................... United States 20,000,000 24,208,541
Machinery 0.2%
CNH Industrial NV, Senior Bond, 3.85%, 11/15/27 ............. United Kingdom 7,500,000 8,120,332
Media 0.4%
DISH DBS Corp., Senior Note, 5.875%, 7/15/22 .............. United States 12,000,000 12,672,000
Metals & Mining 0.8%
c
Cleveland-Cliffs, Inc., Senior Secured Note, 144A, 9.875%, 10/17/25 United States 15,000,000 16,406,250
Freeport-McMoRan, Inc., Senior Bond, 5.25%, 9/01/29 ......... United States 10,000,000 11,016,900
27,423,150
Multiline Retail 1.2%
Dollar General Corp., Senior Bond, 3.875%, 4/15/27 ........... United States 10,000,000 11,674,598
Dollar Tree, Inc., Senior Note, 4%, 5/15/25 .................. United States 15,000,000 17,099,032
c
Nordstrom, Inc., Senior Secured Note, 144A, 8.75%, 5/15/25 ..... United States 15,000,000 16,433,744
45,207,374

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Managed Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels 0.5%
c
Calumet Specialty Products Partners LP / Calumet Finance Corp.,
Senior Note, 144A, 11%, 4/15/25 ........................ United States 20,000,000 $ 19,399,800
Pharmaceuticals 2.3%
c
Bausch Health Cos., Inc. ,
Senior Bond, 144A, 6.125%, 4/15/25 ..................... United States 6,300,000 6,511,050
Senior Secured Note, 144A, 5.5%, 11/01/25 ............... United States 10,000,000 10,387,100
c
Bayer US Finance II LLC, Senior Note, 144A, 4.25%, 12/15/25 ... Germany 15,000,000 17,222,862
Bristol-Myers Squibb Co. ,
Senior Bond, 4.25%, 10/26/49 .......................... United States 10,000,000 14,278,855
Senior Note, 3.4%, 7/26/29 ............................ United States 10,000,000 11,787,678
Mylan, Inc., Senior Note, 4.55%, 4/15/28 .................... United States 19,000,000 22,580,863
82,768,408
Road & Rail 0.6%
c
Ashtead Capital, Inc., Senior Note, 144A, 4.125%, 8/15/25 ...... United Kingdom 21,000,000 21,682,500
Semiconductors & Semiconductor Equipment 0.6%
Microchip Technology, Inc., Senior Secured Note, 4.333%, 6/01/23 United States 15,000,000 16,202,119
Xilinx, Inc., Senior Note, 2.95%, 6/01/24 .................... United States 6,000,000 6,522,689
22,724,808
Technology Hardware, Storage & Peripherals 0.4%
c
Dell International LLC / EMC Corp., Senior Secured Note, 144A,
4.42%, 6/15/21 ..................................... United States 12,936,000 13,294,043
Textiles, Apparel & Luxury Goods 0.6%
NIKE, Inc., Senior Bond, 2.375%, 11/01/26 .................. United States 20,000,000 21,922,837
Tobacco 0.9%
BAT Capital Corp., Senior Note, 3.557%, 8/15/27 ............. United Kingdom 15,000,000 16,516,283
Reynolds American, Inc., Senior Bond, 4.45%, 6/12/25 ......... United Kingdom 15,000,000 17,071,644
33,587,927
Trading Companies & Distributors 0.4%
United Rentals North America, Inc., Senior Note, 4.625%, 10/15/25 United States 14,000,000 14,430,080
Wireless Telecommunication Services 1.4%
Sprint Corp., Senior Note, 7.625%, 2/15/25 .................. United States 10,000,000 12,164,450
c
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC, Senior
Secured Bond, 144A, 4.738%, 9/20/29 .................... United States 7,500,000 8,183,587
c
T-Mobile USA, Inc., Senior Secured Bond, 144A, 3.875%, 4/15/30 . United States 25,000,000 28,648,250
48,996,287
Total Corporate Bonds (Cost $958,764,199) .....................................
1,074,271,429
U.S. Government and Agency Securities 3.5%
U.S. Treasury Notes ,
2.75%, 9/30/20 ..................................... United States 20,000,000 20,083,946
2.75%, 9/15/21 ..................................... United States 50,000,000 51,463,867
2.875%, 10/31/23 .................................... United States 50,000,000 54,432,617
Total U.S. Government and Agency Securities (Cost $119,871,902) ................
125,980,430
Mortgage-Backed Securities 2.4%
Federal National Mortgage Association (FNMA) Fixed Rate 0.5%
FNMA, 30 Year, 3%, 7/01/50 - 8/01/50 ...................... United States 15,289,240 16,195,194

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Managed Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA, 30 Year, 4%, 8/01/49 ............................. United States 2,837,361 $ 3,072,004
19,267,198
Government National Mortgage Association (GNMA) Fixed Rate 1.9%
GNMA II, Single-family, 30 Year, 3%, 7/20/50 ................. United States 31,682,809 33,576,858
GNMA II, Single-family, 30 Year, 3.5%, 6/20/50 ............... United States 33,444,888 35,405,414
68,982,272
Total Mortgage-Backed Securities (Cost $88,441,000) ............................
88,249,470
Total Long Term Investments (Cost $3,350,428,673) .............................
3,598,836,300
a
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.1%
Puts - Exchange-Traded
Equity Options
SPDR S&P 500 ETF Trust, December Strike Price $280.00, Expires
12/18/20 .......................................... 5,000 500,000 4,270,000
Total Options Purchased (Cost $15,949,744) ....................................
4,270,000
Short Term Investments 0.7%
a a
Country Shares
a
Value
a
Money Market Funds 0.7%
b,f
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 26,904,396 26,904,396
Total Money Market Funds (Cost $26,904,396) ..................................
26,904,396
Total Short Term Investments (Cost $26,904,396 ) ................................
26,904,396
a
Total Investments (Cost $3,393,282,813) 99.5% ..................................
$3,630,010,696
Options Written (0.1)% .......................................................
(2,178,800)
Other Assets, less Liabilities 0.6% .............................................
20,189,159
Net Assets 100.0% ...........................................................
$3,648,021,055
Number of
Contracts
Notional
Amount
#
a a a a a
Options Written (0.1)%
Calls - Exchange-Traded
Equity Options
Broadcom, Inc., September Strike Price $340.00, Expires 9/18/20 . 600 60,000 (366,000)
Coca-Cola Co. (The), August Strike Price $50.00, Expires 8/21/20 . 6,000 600,000 (102,000)
Dominion Energy, Inc., September Strike Price $82.50, Expires
9/18/20 ........................................... 5,000 500,000 (850,000)
Fastenal Co., August Strike Price $45.00, Expires 8/21/20 ....... 2,500 250,000 (625,000)
(1,943,000)

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Managed Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 119
a
a a
Number of
Contracts
Notional
Amount
#
a
Value
a a a a a a
Options Written
(continued)
Puts - Exchange-Traded
Equity Options
Microsoft Corp., August Strike Price $190.00, Expires 8/21/20 .... 1,800 180,000 $ (235,800)
(235,800)
Total Options Written (Premiums received $2,852,925) ...........................
$ (2,178,800)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
A portion or all of the security is held in connection with written option contracts open at period end.
b
See Note 9 regarding investments in affiliated management investment companies.
c
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities was $867,423,372, representing 23.8% of net assets.
d
Non-income producing.
e
Perpetual security with no stated maturity date.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited), July 31, 2020
Franklin Total Return Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a
Common Stocks 0.0%
†
Aerospace & Defense 0.0%
†
a,b
Remington Outdoor Co., Inc. ............................. United States 52,019 $ 13,005
b
Energy Equipment & Services 0.0%
†
b
Weatherford International plc ............................. United States 34,108 59,007
b
Hotels, Restaurants & Leisure 0.0%
†
a,b,c
Turtle Bay Resort LLC .................................. United States 1,550,568 34,112
b
Multiline Retail 0.0%
a,b,d
K2016470219 South Africa Ltd., A ......................... South Africa 28,762,824 —
a,b,d
K2016470219 South Africa Ltd., B ......................... South Africa 2,862,311 —
—
Oil, Gas & Consumable Fuels 0.0%
†
Riviera Resources, Inc. ................................. United States 12,605 24,076
Paper & Forest Products 0.0%
†
a,b,d
Appvion Operations, Inc. ................................ United States 13,033 255,165
Verso Corp., A ........................................ United States 6,954 84,908
340,073
Road & Rail 0.0%
†
a,b
Onsite Rental Group Operations Pty. Ltd. ................... Australia 100,554 2,925
b
Total Common Stocks (Cost $3,215,571) .......................................
473,198
Management Investment Companies 12.8%
Capital Markets 12.8%
e
Franklin Floating Rate Income Fund ....................... United States 1,549,310 11,371,937
e
Franklin Liberty High Yield Corporate ETF ................... United States 3,830,000 98,584,200
e
Franklin Liberty Investment Grade Corporate ETF ............. United States 18,335,000 500,818,691
e
Franklin Liberty Senior Loan ETF ......................... United States 914,900 21,886,238
632,661,066
Total Management Investment Companies (Cost $596,840,900) ...................
632,661,066
Preferred Stocks 0.1%
Banks 0.1%
Citigroup Capital XIII, 6.638% ............................ United States 93,000 2,511,000
Total Preferred Stocks (Cost $2,325,000) .......................................
2,511,000
Warrants
a a a a a
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a,b
Battalion Oil Corp., A, 10/08/22 ........................... United States 2,551 1,356
a,b
Battalion Oil Corp., B, 10/08/22 ........................... United States 3,189 1,251
a,b
Battalion Oil Corp., C, 10/08/22 ........................... United States 4,100 1,080
3,687
Paper & Forest Products 0.0%
†
b
Verso Corp., 7/25/23 ................................... United States 732 622
Total Warrants (Cost $—) .....................................................
4,309

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds 30.2%
Aerospace & Defense 0.2%
Lockheed Martin Corp. ,
Senior Bond, 3.55%, 1/15/26 ........................... United States 3,300,000 $ 3,792,528
Senior Bond, 4.07%, 12/15/42 .......................... United States 1,700,000 2,277,290
Northrop Grumman Corp., Senior Bond, 5.25%, 5/01/50 ........ United States 3,500,000 5,339,664
11,409,482
Air Freight & Logistics 0.8%
FedEx Corp. ,
Senior Bond, 4.05%, 2/15/48 ........................... United States 2,000,000 2,283,877
Senior Note, 3.8%, 5/15/25 ............................ United States 19,900,000 22,514,855
United Parcel Service, Inc., Senior Bond, 5.3%, 4/01/50 ........ United States 10,000,000 15,481,479
40,280,211
Auto Components 0.1%
f
Adient US LLC, Senior Secured Note, 144A, 7%, 5/15/26 ....... United States 3,000,000 3,237,405
f
Allison Transmission, Inc., Senior Bond, 144A, 5.875%, 6/01/29 .. United States 2,500,000 2,765,337
6,002,742
Banks 2.9%
f
Akbank T.A.S., Senior Bond, 144A, 5.125%, 3/31/25 ........... Turkey 8,000,000 7,437,672
Bank of America Corp. ,
Senior Bond, 2.592% to 4/29/30, FRN thereafter, 4/29/31 ..... United States 6,700,000 7,208,831
Sub. Bond, 6.11%, 1/29/37 ............................ United States 2,800,000 4,087,524
g
BDO Unibank, Inc., Senior Note, Reg S, 2.95%, 3/06/23 ........ Philippines 1,600,000 1,652,109
f
BNP Paribas SA, Senior Note, 144A, 2.219% to 6/09/25, FRN
thereafter, 6/09/26 ................................... France 5,900,000 6,140,325
Capital One Bank USA NA, Sub. Bond, 3.375%, 2/15/23 ........ United States 6,000,000 6,353,537
Citigroup, Inc. ,
Senior Bond, 2.572% to 6/03/30, FRN thereafter, 6/03/31 ..... United States 10,500,000 11,165,306
Senior Bond, 4.65%, 7/23/48 ........................... United States 3,700,000 5,206,508
h
Comerica, Inc., Junior Sub. Bond, 5.625% to 10/01/25, FRN
thereafter, Perpetual ................................. United States 3,800,000 4,067,140
Credit Suisse Group Funding Guernsey Ltd., Senior Bond, 4.875%,
5/15/45 ........................................... Switzerland 3,100,000 4,375,823
Fifth Third Bancorp, Senior Note, 2.55%, 5/05/27 .............. United States 6,100,000 6,642,956
HSBC Holdings plc, Senior Bond, 2.848% to 6/04/30, FRN thereafter,
6/04/31 ........................................... United Kingdom 10,600,000 11,125,163
JPMorgan Chase & Co. ,
Senior Bond, 4.493% to 3/24/30, FRN thereafter, 3/24/31 ..... United States 32,100,000 39,884,443
Sub. Bond, 4.95%, 6/01/45 ............................ United States 1,600,000 2,324,199
Lloyds Banking Group plc, Senior Note, 3.87% to 7/09/24, FRN
thereafter, 7/09/25 ................................... United Kingdom 2,500,000 2,758,750
SVB Financial Group ,
Senior Bond, 3.5%, 1/29/25 ............................ United States 6,000,000 6,476,127
Senior Bond, 3.125%, 6/05/30 .......................... United States 3,600,000 4,007,570
Toronto-Dominion Bank (The), Senior Note, 3.25%, 3/11/24 ...... Canada 1,900,000 2,085,017
Wells Fargo & Co., Senior Note, 2.393% to 6/02/27, FRN thereafter,
6/02/28 ........................................... United States 9,900,000 10,410,760
143,409,760
Beverages 1.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. ,
Senior Bond, 4.7%, 2/01/36 ............................ Belgium 1,800,000 2,214,272
Senior Bond, 4.9%, 2/01/46 ............................ Belgium 3,400,000 4,374,050
Anheuser-Busch InBev Worldwide, Inc., Senior Bond, 3.5%, 6/01/30 Belgium 18,400,000 21,097,625

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Beverages (continued)
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.,
(continued)
Coca-Cola Co. (The), Senior Note, 1.45%, 6/01/27 ............ United States 5,700,000 $ 5,940,555
Diageo Capital plc, Senior Bond, 2%, 4/29/30 ................ United Kingdom 20,800,000 22,089,460
55,715,962
Biotechnology 1.5%
AbbVie, Inc. ,
Senior Bond, 4.25%, 11/14/28 .......................... United States 1,800,000 2,178,198
f
Senior Bond, 144A, 3.2%, 11/21/29 ...................... United States 18,000,000 20,310,972
Senior Bond, 4.7%, 5/14/45 ............................ United States 3,200,000 4,204,702
f
Senior Note, 144A, 3.8%, 3/15/25 ....................... United States 1,900,000 2,134,536
Amgen, Inc., Senior Note, 2.2%, 2/21/27 .................... United States 5,600,000 5,984,223
Biogen, Inc. ,
Senior Bond, 4.05%, 9/15/25 ........................... United States 1,800,000 2,082,486
Senior Bond, 2.25%, 5/01/30 ........................... United States 3,500,000 3,673,083
Senior Bond, 5.2%, 9/15/45 ............................ United States 21,200,000 30,305,925
Gilead Sciences, Inc., Senior Bond, 3.5%, 2/01/25 ............. United States 1,800,000 2,020,576
72,894,701
Capital Markets 0.5%
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 3.75%, 2/25/26 ........................... United States 6,300,000 7,145,158
Senior Bond, 2.6%, 2/07/30 ............................ United States 10,000,000 10,741,922
Senior Bond, 6.25%, 2/01/41 ........................... United States 2,800,000 4,410,454
Morgan Stanley, Senior Note, 2.188% to 4/28/25, FRN thereafter,
4/28/26 ........................................... United States 2,200,000 2,320,437
i
Sanchez Energy Partners I LP, 6.125%, 1/15/23 .............. United States 3,000,000 30,000
24,647,971
Chemicals 0.7%
Air Products and Chemicals, Inc., Senior Bond, 2.05%, 5/15/30 ... United States 4,900,000 5,265,717
f
Braskem Netherlands Finance BV, Senior Bond, 144A, 4.5%,
1/31/30 ........................................... Brazil 11,800,000 10,950,400
g
CNAC HK Finbridge Co. Ltd., Senior Bond, Reg S, 3.875%, 6/19/29 China 10,000,000 11,226,050
Westlake Chemical Corp., Senior Bond, 3.375%, 6/15/30 ....... United States 3,500,000 3,714,999
f
Yara International ASA, Senior Bond, 144A, 3.148%, 6/04/30 ..... Norway 1,700,000 1,839,633
32,996,799
Commercial Services & Supplies 0.1%
f
Harsco Corp., Senior Note, 144A, 5.75%, 7/31/27 ............. United States 2,500,000 2,629,175
Communications Equipment 0.1%
f
CommScope Technologies LLC, Senior Bond, 144A, 5%, 3/15/27 . United States 3,000,000 2,905,635
Construction & Engineering 0.1%
f
Mexico City Airport Trust, Senior Secured Bond, 144A, 5.5%, 7/31/47 Mexico 4,500,000 3,791,250
Consumer Finance 0.5%
Capital One Financial Corp. ,
Senior Bond, 3.75%, 3/09/27 ........................... United States 2,000,000 2,249,793
Senior Bond, 3.8%, 1/31/28 ............................ United States 3,700,000 4,176,161
Senior Note, 3.65%, 5/11/27 ........................... United States 12,900,000 14,403,001
OneMain Finance Corp., Senior Bond, 5.375%, 11/15/29 ........ United States 3,000,000 3,183,900
24,012,855

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Containers & Packaging 0.7%
Amcor Finance USA, Inc., Senior Note, 3.625%, 4/28/26 ........ Australia 11,800,000 $ 13,048,198
Bemis Co., Inc., Senior Bond, 2.63%, 6/19/30 ................ United States 2,800,000 2,976,062
f
CCL Industries, Inc., Senior Bond, 144A, 3.05%, 6/01/30 ........ Canada 6,600,000 6,921,573
f
Mauser Packaging Solutions Holding Co., Senior Note, 144A, 7.25%,
4/15/25 ........................................... United States 3,000,000 2,883,750
f
Plastipak Holdings, Inc., Senior Note, 144A, 6.25%, 10/15/25 .... United States 3,000,000 3,005,625
f
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds
Group Issuer Luxembourg SA, Senior Note, 144A, 7%, 7/15/24 . United States 2,500,000 2,550,000
WRKCo, Inc., Senior Bond, 3%, 6/15/33 .................... United States 4,700,000 5,125,689
36,510,897
Distributors 0.1%
f
Resideo Funding, Inc., Senior Note, 144A, 6.125%, 11/01/26 ..... United States 3,000,000 3,069,465
Diversified Financial Services 0.0%
†
Shell International Finance BV, Senior Bond, 4.55%, 8/12/43 ..... Netherlands 1,700,000 2,261,912
Diversified Telecommunication Services 1.2%
f
Altice France SA, Senior Secured Note, 144A, 5.5%, 1/15/28 .... France 3,000,000 3,170,625
AT&T, Inc. ,
Senior Bond, 3.4%, 5/15/25 ............................ United States 1,900,000 2,114,441
Senior Bond, 4.3%, 2/15/30 ............................ United States 18,000,000 21,635,374
Senior Note, 2.3%, 6/01/27 ............................ United States 3,600,000 3,818,540
Bell Canada, Inc., Senior Bond, 4.464%, 4/01/48 .............. Canada 3,600,000 4,841,203
f
CCO Holdings LLC / CCO Holdings Capital Corp., Senior Bond,
144A, 5%, 2/01/28 ................................... United States 1,500,000 1,591,500
Orange SA, Senior Bond, 8.75%, 3/01/31 ................... France 1,300,000 2,156,295
Telefonica Emisiones SA ,
Senior Bond, 4.103%, 3/08/27 .......................... Spain 7,250,000 8,419,441
Senior Bond, 7.045%, 6/20/36 .......................... Spain 1,400,000 2,134,537
Senior Bond, 5.213%, 3/08/47 .......................... Spain 3,200,000 4,127,142
Verizon Communications, Inc., Senior Bond, 4.016%, 12/03/29 ... United States 4,900,000 6,001,388
60,010,486
Electric Utilities 2.2%
Commonwealth Edison Co., Senior Bond, 6.45%, 1/15/38 ....... United States 700,000 1,108,765
Duke Energy Corp. ,
Senior Bond, 3.15%, 8/15/27 ........................... United States 15,400,000 17,431,748
Senior Bond, 3.75%, 9/01/46 ........................... United States 2,000,000 2,468,505
Duke Energy Florida LLC, Senior Bond, 6.4%, 6/15/38 ......... United States 1,300,000 2,105,500
Exelon Corp., Senior Bond, 4.05%, 4/15/30 .................. United States 16,900,000 20,250,690
Georgia Power Co., Senior Bond, 4.3%, 3/15/42 .............. United States 9,000,000 11,164,875
Southern Co. (The) ,
Senior Bond, 3.25%, 7/01/26 ........................... United States 9,850,000 11,193,400
Senior Bond, 4.4%, 7/01/46 ............................ United States 2,000,000 2,546,759
A, Senior Bond, 3.7%, 4/30/30 ......................... United States 13,900,000 16,218,440
f
State Grid Overseas Investment 2016 Ltd. ,
Senior Bond, 144A, 3.5%, 5/04/27 ....................... China 10,700,000 12,000,600
Senior Bond, 144A, 4.25%, 5/02/28 ...................... China 6,700,000 7,965,037
g
TNB Global Ventures Capital Bhd., Senior Bond, Reg S, 3.244%,
10/19/26 .......................................... Malaysia 4,300,000 4,617,792
Virginia Electric and Power Co., Senior Bond, 6.35%, 11/30/37 ... United States 520,000 809,785
109,881,896
Electrical Equipment 0.0%
†
Emerson Electric Co., Senior Bond, 2.75%, 10/15/50 ........... United States 2,400,000 2,624,166

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Electronic Equipment, Instruments & Components 0.1%
FLIR Systems, Inc., Senior Note, 2.5%, 8/01/30 ............... United States 3,000,000 $ 3,101,420
Energy Equipment & Services 0.1%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc. ,
Senior Bond, 4.486%, 5/01/30 .......................... United States 800,000 952,486
Senior Bond, 4.08%, 12/15/47 .......................... United States 1,200,000 1,313,359
i
Valaris plc, Senior Bond, 5.75%, 10/01/44 ................... Saudi Arabia 700,000 40,743
f
Weatherford International Ltd., Senior Note, 144A, 11%, 12/01/24 . United States 1,032,000 748,200
3,054,788
Entertainment 0.3%
AMC Entertainment Holdings, Inc., Senior Note, 5.75%, 6/15/25 .. United States 800,000 230,000
f
Netflix, Inc., Senior Bond, 144A, 5.375%, 11/15/29 ............ United States 3,000,000 3,637,500
Walt Disney Co. (The) ,
Senior Note, 2.2%, 1/13/28 ............................ United States 6,400,000 6,782,200
Senior Note, 2%, 9/01/29 ............................. United States 2,000,000 2,082,000
12,731,700
Equity Real Estate Investment Trusts (REITs) 0.4%
AvalonBay Communities, Inc., Senior Bond, 2.45%, 1/15/31 ..... United States 5,900,000 6,412,392
Equinix, Inc., Senior Bond, 3.2%, 11/18/29 .................. United States 3,500,000 3,932,863
National Retail Properties, Inc., Senior Bond, 4.3%, 10/15/28 ..... United States 9,700,000 10,818,023
21,163,278
Food & Staples Retailing 0.7%
f
Cencosud SA, Senior Bond, 144A, 4.375%, 7/17/27 ........... Chile 9,700,000 10,083,308
Costco Wholesale Corp., Senior Note, 1.375%, 6/20/27 ......... United States 6,900,000 7,154,138
Kroger Co. (The), Senior Bond, 2.2%, 5/01/30 ................ United States 18,000,000 19,295,226
36,532,672
Food Products 0.6%
B&G Foods, Inc., Senior Note, 5.25%, 9/15/27 ............... United States 3,000,000 3,191,940
Bunge Ltd. Finance Corp., Senior Bond, 3.25%, 8/15/26 ........ United States 12,000,000 12,896,175
Kraft Heinz Foods Co., Senior Note, 3%, 6/01/26 .............. United States 3,100,000 3,280,445
f
Post Holdings, Inc., Senior Bond, 144A, 4.625%, 4/15/30 ....... United States 3,000,000 3,161,250
Unilever Capital Corp., Senior Note, 2.6%, 5/05/24 ............ United Kingdom 4,500,000 4,843,333
27,373,143
Health Care Equipment & Supplies 0.4%
Abbott Laboratories, Senior Bond, 4.75%, 11/30/36 ............ United States 13,500,000 19,003,979
Edwards Lifesciences Corp., Senior Bond, 4.3%, 6/15/28 ....... United States 1,700,000 2,080,424
21,084,403
Health Care Providers & Services 2.4%
Anthem, Inc. ,
Senior Bond, 4.101%, 3/01/28 .......................... United States 1,800,000 2,150,997
Senior Bond, 2.25%, 5/15/30 ........................... United States 14,500,000 15,367,116
Senior Bond, 4.65%, 1/15/43 ........................... United States 3,100,000 4,114,184
Centene Corp., Senior Note, 4.25%, 12/15/27 ................ United States 2,000,000 2,129,630
CHS/Community Health Systems, Inc., Senior Secured Note, 6.25%,
3/31/23 ........................................... United States 3,000,000 3,026,250
Cigna Corp. ,
Senior Bond, 2.4%, 3/15/30 ............................ United States 10,000,000 10,655,384
Senior Note, 4.125%, 11/15/25 ......................... United States 5,900,000 6,838,442
Senior Note, 4.375%, 10/15/28 ......................... United States 5,000,000 6,041,553

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
CVS Health Corp. ,
Senior Bond, 4.3%, 3/25/28 ............................ United States 20,600,000 $ 24,488,316
Senior Bond, 4.78%, 3/25/38 ........................... United States 3,200,000 4,118,373
Kaiser Foundation Hospitals, 2019, Senior Bond, 3.266%, 11/01/49 United States 11,270,000 13,347,693
Orlando Health Obligated Group, 3.777%, 10/01/28 ............ United States 2,810,000 3,182,932
Providence St Joseph Health Obligated Group, H, 2.746%, 10/01/26 United States 8,875,000 9,558,875
Quest Diagnostics, Inc., Senior Bond, 2.8%, 6/30/31 ........... United States 11,200,000 12,298,372
117,318,117
Hotels, Restaurants & Leisure 0.1%
f
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., Senior Bond,
144A, 5.25%, 5/15/27 ................................. United States 3,000,000 2,677,275
Household Durables 0.5%
f
Ashton Woods USA LLC / Ashton Woods Finance Co., Senior Note,
144A, 6.75%, 8/01/25 ................................. United States 3,000,000 3,055,935
Mohawk Industries, Inc., Senior Bond, 3.625%, 5/15/30 ......... United States 19,400,000 20,033,027
23,088,962
Household Products 0.1%
Procter & Gamble Co. (The), Senior Bond, 3.55%, 3/25/40 ...... United States 3,200,000 4,101,763
Independent Power and Renewable Electricity Producers 0.2%
f
Calpine Corp., Senior Note, 144A, 5.125%, 3/15/28 ............ United States 2,500,000 2,600,413
f
Colbun SA, Senior Bond, 144A, 3.15%, 3/06/30 ............... Chile 4,400,000 4,554,000
f
InterGen NV, Senior Secured Bond, 144A, 7%, 6/30/23 ......... Netherlands 1,900,000 1,857,250
f
Talen Energy Supply LLC, Senior Secured Note, 144A, 7.25%,
5/15/27 ........................................... United States 3,000,000 3,125,070
12,136,733
Insurance 1.8%
Aflac, Inc., Senior Bond, 3.6%, 4/01/30 ..................... United States 6,000,000 7,168,349
f
Liberty Mutual Group, Inc., Senior Bond, 144A, 4.569%, 2/01/29 .. United States 12,000,000 14,631,839
Marsh & McLennan Cos., Inc. ,
Senior Bond, 4.375%, 3/15/29 .......................... United States 4,900,000 6,069,499
Senior Bond, 2.25%, 11/15/30 .......................... United States 16,500,000 17,702,921
f
Metropolitan Life Global Funding I, Senior Secured Bond, 144A,
2.95%, 4/09/30 ..................................... United States 17,700,000 20,354,836
Prudential plc, Senior Bond, 3.125%, 4/14/30 ................ United Kingdom 18,000,000 20,033,473
Willis North America, Inc., Senior Bond, 2.95%, 9/15/29 ......... United States 4,600,000 5,056,135
91,017,052
Interactive Media & Services 0.3%
f
Tencent Holdings Ltd., Senior Bond, 144A, 2.39%, 6/03/30 ...... China 15,000,000 15,643,638
Internet & Direct Marketing Retail 0.4%
Alibaba Group Holding Ltd., Senior Bond, 3.4%, 12/06/27 ....... China 18,400,000 21,011,421
IT Services 0.5%
Fiserv, Inc. ,
Senior Bond, 3.85%, 6/01/25 ........................... United States 9,300,000 10,640,591
Senior Bond, 3.5%, 7/01/29 ............................ United States 1,800,000 2,086,764
Senior Bond, 2.65%, 6/01/30 ........................... United States 8,600,000 9,428,713
f
Presidio Holdings, Inc., Senior Note, 144A, 8.25%, 2/01/28 ...... United States 3,000,000 3,129,375
25,285,443

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Machinery 0.6%
Caterpillar, Inc. ,
Senior Bond, 2.6%, 4/09/30 ............................ United States 17,800,000 $ 19,929,964
Senior Bond, 3.25%, 4/09/50 ........................... United States 2,000,000 2,420,139
CNH Industrial NV, Senior Bond, 3.85%, 11/15/27 ............. United Kingdom 4,600,000 4,980,470
Westinghouse Air Brake Technologies Corp., Senior Note, 3.2%,
6/15/25 ........................................... United States 2,300,000 2,405,362
29,735,935
Media 1.2%
Charter Communications Operating LLC / Charter Communications
Operating Capital ,
Senior Secured Bond, 2.8%, 4/01/31 ..................... United States 18,200,000 19,144,295
Senior Secured Note, 4.464%, 7/23/22 ................... United States 1,900,000 2,025,111
Comcast Corp. ,
Senior Bond, 4.25%, 1/15/33 ........................... United States 10,000,000 12,740,521
Senior Bond, 4.2%, 8/15/34 ............................ United States 1,700,000 2,186,205
Senior Bond, 4.049%, 11/01/52 ......................... United States 2,000,000 2,633,687
f
Diamond Sports Group LLC / Diamond Sports Finance Co., Senior
Secured Note, 144A, 5.375%, 8/15/26 .................... United States 3,200,000 2,471,952
DISH DBS Corp., Senior Note, 5.875%, 11/15/24 .............. United States 2,500,000 2,610,412
Fox Corp. ,
Senior Bond, 5.476%, 1/25/39 .......................... United States 3,000,000 4,154,637
Senior Note, 4.03%, 1/25/24 ........................... United States 1,900,000 2,108,388
f
Nexstar Broadcasting, Inc., Senior Note, 144A, 5.625%, 7/15/27 .. United States 2,000,000 2,143,730
Time Warner Entertainment Co. LP, Senior Secured Bond, 8.375%,
3/15/23 ........................................... United States 1,700,000 2,015,446
f
Univision Communications, Inc., Senior Secured Note, 144A,
5.125%, 2/15/25 ..................................... United States 3,000,000 2,917,500
57,151,884
Metals & Mining 0.2%
f
Novelis Corp., Senior Bond, 144A, 4.75%, 1/30/30 ............ United States 2,500,000 2,613,462
Reliance Steel & Aluminum Co., Senior Bond, 4.5%, 4/15/23 ..... United States 5,600,000 6,038,675
f
SunCoke Energy Partners LP / SunCoke Energy Partners Finance
Corp., Senior Note, 144A, 7.5%, 6/15/25 .................. United States 3,000,000 2,769,345
11,421,482
Multiline Retail 0.4%
Dollar Tree, Inc. ,
Senior Bond, 4.2%, 5/15/28 ............................ United States 11,700,000 13,929,756
Senior Note, 3.7%, 5/15/23 ............................ United States 1,900,000 2,046,336
a,f,j
K2016470219 South Africa Ltd., Senior Secured Note, 144A, PIK,
3%, 12/31/22 ....................................... South Africa 2,348,536 —
a,f,j
K2016470260 South Africa Ltd., Senior Secured Note, 144A, PIK,
25%, 12/31/22 ...................................... South Africa 685,492 3,428
Target Corp., Senior Bond, 3.375%, 4/15/29 ................. United States 1,800,000 2,119,754
18,099,274
Multi-Utilities 0.4%
Berkshire Hathaway Energy Co., Senior Bond, 6.125%, 4/01/36 .. United States 2,700,000 4,086,275
Dominion Energy, Inc. ,
Senior Note, 4.25%, 6/01/28 ........................... United States 10,000,000 12,008,954
C, Senior Note, 3.375%, 4/01/30 ........................ United States 4,351,000 5,040,083
21,135,312

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels 1.9%
f
Aker BP ASA, Senior Note, 144A, 4.75%, 6/15/24 ............. Norway 3,400,000 $ 3,480,486
BP Capital Markets America, Inc., Senior Bond, 3.937%, 9/21/28 .. United States 3,400,000 4,009,093
Canadian Natural Resources Ltd., Senior Bond, 3.85%, 6/01/27 .. Canada 10,000,000 10,842,264
Cheniere Corpus Christi Holdings LLC ,
Senior Secured Note, 7%, 6/30/24 ....................... United States 4,500,000 5,199,725
Senior Secured Note, 5.875%, 3/31/25 ................... United States 1,600,000 1,826,555
Chevron Corp. ,
Senior Bond, 2.355%, 12/05/22 ......................... United States 4,500,000 4,691,692
Senior Note, 2.895%, 3/03/24 .......................... United States 1,900,000 2,050,339
Enable Midstream Partners LP ,
Senior Bond, 5.25%, 5/15/44 ........................... United States 1,200,000 967,126
Senior Note, 4.15%, 5/15/24 ........................... United States 3,600,000 3,540,337
Energy Transfer Operating LP ,
Senior Bond, 4.75%, 1/15/26 ........................... United States 4,500,000 4,885,737
Senior Bond, 5.15%, 2/01/43 ........................... United States 6,000,000 5,740,358
EnLink Midstream LLC, Senior Bond, 5.375%, 6/01/29 ......... United States 400,000 320,838
Enterprise Products Operating LLC, Senior Bond, 3.125%, 7/31/29 United States 2,000,000 2,203,822
EOG Resources, Inc., Senior Bond, 4.375%, 4/15/30 ........... United States 1,100,000 1,341,438
Exxon Mobil Corp. ,
Senior Bond, 2.61%, 10/15/30 .......................... United States 6,100,000 6,736,539
Senior Bond, 3.452%, 4/15/51 .......................... United States 2,000,000 2,381,171
f
Harvest Operations Corp., Senior Note, 144A, 4.2%, 6/01/23 ..... South Korea 3,800,000 4,138,319
Martin Midstream Partners LP / Martin Midstream Finance Corp.,
Senior Note, 7.25%, 2/15/21 ........................... United States 800,000 641,100
MPLX LP ,
Senior Bond, 4%, 2/15/25 ............................. United States 4,600,000 5,003,214
Senior Bond, 4.7%, 4/15/48 ............................ United States 2,000,000 2,161,037
Senior Note, 4.875%, 6/01/25 .......................... United States 4,500,000 5,103,761
f
Rattler Midstream LP, Senior Note, 144A, 5.625%, 7/15/25 ...... United States 900,000 951,561
Sunoco Logistics Partners Operations LP, Senior Bond, 4.25%,
4/01/24 ........................................... United States 3,000,000 3,168,201
Total Capital International SA, Senior Bond, 3.455%, 2/19/29 ..... France 1,800,000 2,097,115
TransCanada PipeLines Ltd., Senior Bond, 4.25%, 5/15/28 ...... Canada 3,400,000 4,023,156
f
Tullow Oil plc, Senior Note, 144A, 7%, 3/01/25 ............... Ghana 600,000 358,869
Williams Cos., Inc. (The) ,
Senior Bond, 3.75%, 6/15/27 ........................... United States 3,600,000 3,948,513
Senior Bond, 3.5%, 11/15/30 ........................... United States 3,200,000 3,524,281
95,336,647
Personal Products 0.2%
Avon Products, Inc., Senior Bond, 6.75%, 3/15/23 ............. United Kingdom 8,800,000 9,033,068
Pharmaceuticals 0.3%
Bristol-Myers Squibb Co., Senior Note, 3.9%, 2/20/28 .......... United States 1,700,000 2,019,712
Perrigo Finance Unlimited Co., Senior Note, 3.15%, 6/15/30 ..... United States 4,600,000 4,912,811
Takeda Pharmaceutical Co. Ltd., Senior Note, 2.05%, 3/31/30 .... Japan 6,400,000 6,607,130
13,539,653
Real Estate Management & Development 0.0%
†
f
Five Point Operating Co. LP / Five Point Capital Corp., Senior Note,
144A, 7.875%, 11/15/25 ............................... United States 600,000 581,631
Road & Rail 0.6%
Burlington Northern Santa Fe LLC ,
Senior Bond, 4.9%, 4/01/44 ............................ United States 1,600,000 2,310,464
Senior Bond, 4.15%, 4/01/45 ........................... United States 5,100,000 6,804,070

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Road & Rail (continued)
Burlington Northern Santa Fe LLC, (continued)
Senior Bond, 3.9%, 8/01/46 ............................ United States 5,000,000 $ 6,501,497
f
Kazakhstan Temir Zholy Finance BV, Senior Bond, 144A, 6.95%,
7/10/42 ........................................... Kazakhstan 10,400,000 14,318,803
a,j
Onsite Rental Group Operations Pty. Ltd., Secured Note, PIK, 6.1%,
10/26/23 .......................................... Australia 183,113 151,633
30,086,467
Semiconductors & Semiconductor Equipment 0.6%
Intel Corp. ,
Senior Bond, 3.9%, 3/25/30 ............................ United States 3,100,000 3,812,117
Senior Note, 3.75%, 3/25/27 ........................... United States 1,800,000 2,122,357
Maxim Integrated Products, Inc., Senior Note, 3.375%, 3/15/23 ... United States 22,000,000 23,334,148
29,268,622
Software 0.1%
Microsoft Corp., Senior Bond, 3.3%, 2/06/27 ................. United States 5,000,000 5,793,047
Specialty Retail 0.3%
AutoNation, Inc., Senior Bond, 4.75%, 6/01/30 ............... United States 2,400,000 2,785,780
Home Depot, Inc. (The), Senior Bond, 2.7%, 4/15/30 ........... United States 5,400,000 6,116,503
Murphy Oil USA, Inc., Senior Bond, 4.75%, 9/15/29 ............ United States 2,700,000 2,860,610
f
Party City Holdings, Inc., Senior Note, 144A, 6.625%, 8/01/26 .... United States 5,100,000 1,224,000
12,986,893
Textiles, Apparel & Luxury Goods 0.1%
NIKE, Inc. ,
Senior Bond, 2.375%, 11/01/26 ......................... United States 3,400,000 3,726,882
Senior Bond, 3.875%, 11/01/45 ......................... United States 1,700,000 2,201,695
5,928,577
Thrifts & Mortgage Finance 0.1%
f
BPCE SA, Sub. Bond, 144A, 4.5%, 3/15/25 .................. France 4,500,000 4,990,177
Tobacco 0.6%
Altria Group, Inc., Senior Bond, 3.4%, 5/06/30 ................ United States 15,100,000 16,894,732
Reynolds American, Inc. ,
Senior Bond, 5.7%, 8/15/35 ............................ United Kingdom 9,300,000 11,886,417
Senior Bond, 5.85%, 8/15/45 ........................... United Kingdom 300,000 397,570
29,178,719
Trading Companies & Distributors 0.2%
f
Ahern Rentals, Inc., Secured Note, 144A, 7.375%, 5/15/23 ...... United States 400,000 179,458
Aircastle Ltd., Senior Note, 4.25%, 6/15/26 .................. United States 2,800,000 2,634,786
f
Beacon Roofing Supply, Inc., Senior Note, 144A, 4.875%, 11/01/25 United States 3,100,000 3,040,123
f
WESCO Distribution, Inc. ,
Senior Note, 144A, 7.125%, 6/15/25 ..................... United States 1,100,000 1,208,586
Senior Note, 144A, 7.25%, 6/15/28 ...................... United States 1,900,000 2,078,420
9,141,373
Transportation Infrastructure 0.2%
f
Transurban Finance Co. Pty. Ltd., Senior Secured Bond, 144A,
4.125%, 2/02/26 ..................................... Australia 7,200,000 7,936,895

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services 0.5%
f
T-Mobile USA, Inc. ,
Senior Secured Bond, 144A, 3.875%, 4/15/30 .............. United States 18,000,000 $ 20,626,740
Senior Secured Bond, 144A, 4.375%, 4/15/40 .............. United States 3,400,000 4,165,816
Senior Secured Note, 144A, 3.5%, 4/15/25 ................ United States 1,900,000 2,101,039
26,893,595
Total Corporate Bonds (Cost $1,381,012,250) ...................................
1,490,616,424
k
Senior Floating Rate Interests 2.5%
Aerospace & Defense 0.1%
j
Alloy FinCo Ltd., Facility Term Loan, 0.5%, PIK, 3/06/25 ........ Jersey 105,207 39,452
Dynasty Acquisition Co., Inc., 2020 Term Loan ,
B1, 3.808%, (3-month USD LIBOR + 3.5%), 4/06/26 .......... United States 1,187,990 959,632
B2, 3.808%, (3-month USD LIBOR + 3.5%), 4/06/26 .......... United States 638,704 515,931
a
FGI Operating Co. LLC, Initial Term Loan, 9.5%, (3-month USD
LIBOR + 7.5%), 5/17/21 ............................... United States 1,127,442 1,127,452
a,j
FGI Operating Co. LLC, Term Loan, 12%, PIK, (3-month USD LIBOR
+ 11%), 5/16/22 ..................................... United States 594,141 285,187
2,927,654
a a a a a a
Airlines 0.1%
Allegiant Travel Co., Replacement Term Loan, 3.434%, (3-month
USD LIBOR + 3%), 2/05/24 ............................ United States 2,081,016 1,878,117
JetBlue Airways Corp., Term Loan, 6.25%, (3-month USD LIBOR +
5.25%), 6/17/24 ..................................... United States 165,892 164,109
Kestrel Bidco, Inc., Term Loan, 4%, (1-month USD LIBOR + 3%),
12/11/26 .......................................... Canada 839,312 620,566
2,662,792
a a a a a a
Auto Components 0.1%
Adient US LLC, Initial Term Loan, 4.49%, (3-month USD LIBOR +
4.25%; 1-month USD LIBOR + 4.25%), 5/06/24 ............. United States 4,063,975 4,019,100
Panther BF Aggregator 2 LP, First Lien, Initial Dollar Term Loan,
3.667%, (1-month USD LIBOR + 3.5%), 4/30/26 ............. Canada 975,088 954,850
l,m
TRICO Group LLC, Term Loan, B, TBD, 2/02/24 .............. United States 219,970 211,721
5,185,671
a a a a a a
Automobiles 0.1%
Thor Industries, Inc., Initial USD Term Loan, 3.938%, (1-month USD
LIBOR + 3.75%), 2/01/26 .............................. United States 2,811,382 2,777,997
Biotechnology 0.1%
Grifols Worldwide Operations Ltd., Dollar Term Loan, B, 2.111%, (1-
week USD LIBOR + 2%), 11/15/27 ....................... Ireland 731,340 718,209
Horizon Therapeutics USA, Inc., Seventh Amendment Refinancing
Term Loan, 2.438%, (1-month USD LIBOR + 2.25%), 5/22/26 ... United States 3,179,283 3,131,593
3,849,802
a a a a a a
Capital Markets 0.0%
†
l,m
Vertical Midco GmbH, USD Term Loan, TBD, 6/30/27 .......... Germany 757,803 748,627
Chemicals 0.0%
†
Axalta Coating Systems Dutch Holding B BV (Axalta Coating
Systems U.S. Holdings, Inc.), Dollar Term Loan, B3, 2.058%,
(3-month USD LIBOR + 1.75%), 6/01/24 .................. Netherlands 712,488 697,125
Cyanco Intermediate 2 Corp., First Lien, Initial Term Loan, 3.661%,
(1-month USD LIBOR + 3.5%), 3/16/25 ................... United States 976,343 958,850

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
k
Senior Floating Rate Interests
(continued)
Chemicals (continued)
Illuminate Buyer LLC, Term Loan, 4.308%, (3-month USD LIBOR +
4%), 6/30/27 ....................................... United States 266,137 $ 263,809
1,919,784
a a a a a a
Commercial Services & Supplies 0.1%
Legalzoom.com, Inc., First Lien, 2018 Term Loan, 4.661%, (1-month
USD LIBOR + 4.5%), 11/21/24 .......................... United States 2,625,466 2,586,084
Prime Security Services Borrower LLC, First Lien, 2019 Refinancing
Term Loan, B1, 4.25%, (3-month USD LIBOR + 3.25%; 1-month
USD LIBOR + 3.25%), 9/23/26 .......................... United States 2,227,202 2,193,331
Staples, Inc., 2019 Refinancing New Term Loan, B1, 5.687%,
(1-month USD LIBOR + 5%), 4/16/26 ..................... United States 473,220 409,335
5,188,750
a a a a a a
Communications Equipment 0.0%
†
CommScope, Inc., Initial Term Loan, 3.411%, (1-month USD LIBOR
+ 3.25%), 4/06/26 ................................... United States 1,654,167 1,622,375
Construction & Engineering 0.1%
Strike LLC, Term Loan, 9.072%, (3-month USD LIBOR + 8%),
11/30/22 .......................................... United States 5,705,226 4,735,338
Containers & Packaging 0.0%
†
BWay Holding Co., Initial Term Loan, 3.523%, (3-month USD LIBOR
+ 3.25%), 4/03/24 ................................... United States 1,565,964 1,466,273
Diversified Financial Services 0.1%
First Eagle Holdings, Inc., 2020 Refinancing Term Loan, 2.808%,
(3-month USD LIBOR + 2.5%), 2/01/27 ................... United States 3,324,979 3,246,011
Verscend Holding Corp., Term Loan, B, 4.661%, (1-month USD
LIBOR + 4.5%), 8/27/25 ............................... United States 497,466 496,533
3,742,544
a a a a a a
Diversified Telecommunication Services 0.1%
Global Tel Link, First Lien, Term Loan, 4.411%, (1-month USD LIBOR
+ 4.25%), 11/29/25 ................................... United States 1,044,010 913,073
Global Tel Link, Second Lien, Term Loan, 8.411%, (1-month USD
LIBOR + 8.25%), 11/20/26 ............................. United States 127,673 90,648
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 3.161%,
(1-month USD LIBOR + 3%), 3/09/27 ..................... United States 1,695,750 1,652,296
2,656,017
a a a a a a
Electric Utilities 0.0%
†
EFS Cogen Holdings I LLC, Term Loan Advance, B2, 4.25%,
(3-month USD LIBOR + 3.25%; 1-month USD LIBOR + 3.25%),
6/28/23 ........................................... United States 555,859 551,412
Entertainment 0.1%
m
Banijay Entertainment SAS, Facility USD Term Loan, 3.912%,
(1-month USD LIBOR + 3.75%), 3/04/25 .................. France 1,061,049 1,029,218
Diamond Sports Group LLC, Term Loan, 3.42%, (1-month USD
LIBOR + 3.25%), 8/24/26 .............................. United States 4,851,126 3,923,348
Lions Gate Capital Holdings LLC, Term Loan, A, 1.911%, (1-month
USD LIBOR + 1.75%), 3/22/23 .......................... United States 778,620 751,368
5,703,934
a a a a a a

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
k
Senior Floating Rate Interests
(continued)
Food Products 0.1%
B&G Foods, Inc., Term Loan, B4, 2.661%, (1-month USD LIBOR +
2.5%), 10/10/26 ..................................... United States 1,116,887 $ 1,105,370
CSM Bakery Solutions Ltd., Second Lien, Term Loan, 11%, (3-month
USD LIBOR + 10%), 7/05/21 ........................... United States 337,281 276,571
JBS USA Lux SA, New Term Loan, 3.072%, (3-month USD LIBOR +
2%), 5/01/26 ....................................... Luxembourg 2,946,543 2,862,239
4,244,180
a a a a a a
Health Care Providers & Services 0.1%
DaVita, Inc., Term Loan, B1, 1.911%, (1-month USD LIBOR +
1.75%), 8/12/26 ..................................... United States 1,090,396 1,072,950
eResearchTechnology, Inc., First Lien, Initial Term Loan, 5.5%,
(1-month USD LIBOR + 4.5%), 2/04/27 ................... United States 221,818 221,610
National Mentor Holdings, Inc., First Lien, Initial Term Loan ,
4.42%, (1-month USD LIBOR + 4.25%), 3/09/26 ............. United States 399,912 393,114
C, 4.42%, (1-month USD LIBOR + 4.25%), 3/09/26 .......... United States 18,208 17,890
Navicure, Inc., First Lien, Initial Term Loan, 4.161%, (1-month USD
LIBOR + 4%), 10/22/26 ............................... United States 997,500 979,004
m
Pathway Vet Alliance LLC, First Lien, Initial Term Loan, 4.161%,
(1-month USD LIBOR + 4%), 3/31/27 ..................... United States 1,586,204 1,555,719
Phoenix Guarantor, Inc., First Lien, Term Loan, B1, 3.425%,
(1-month USD LIBOR + 3.25%), 3/05/26 .................. United States 1,662,213 1,630,353
5,870,640
a a a a a a
Health Care Technology 0.0%
†
IQVIA, Inc., Dollar Term Loan, B3, 2.058%, (3-month USD LIBOR +
1.75%), 6/11/25 ..................................... United States 611,166 601,107
IQVIA, Inc., Incremental Dollar Term Loan, B2, 1.911%, (1-month
USD LIBOR + 1.75%), 1/17/25 .......................... United States 1,000,661 984,758
1,585,865
a a a a a a
Hotels, Restaurants & Leisure 0.1%
m,n
24 Hour Fitness Worldwide, Inc., Debtor-in-possession New Money
Term Loan, 11%, 6/17/21 .............................. United States 263,317 252,784
i
24 Hour Fitness Worldwide, Inc., Term Loan, 4.95%, (3-month USD
LIBOR + 3.5%), 5/30/25 ............................... United States 3,314,697 751,332
Caesars Resort Collection LLC, Term Loan ,
B, 2.911%, (1-month USD LIBOR + 2.75%), 12/23/24 ......... United States 3,120,198 2,880,333
B1, 4.715%, (3-month USD LIBOR + 4.5%; 1-month USD LIBOR +
4.5%), 7/21/25 ...................................... United States 120,105 116,151
KFC Holding Co., 2018 Term Loan, B, 1.937%, (1-month USD
LIBOR + 1.75%), 4/03/25 .............................. United States 2,962,121 2,887,606
6,888,206
a a a a a a
Household Durables 0.0%
†
Playtika Holding Corp., Term Loan, B, 7.072%, (3-month USD LIBOR
+ 6%), 12/10/24 ..................................... United States 1,452,750 1,468,525
Insurance 0.1%
Alliant Holdings Intermediate LLC, 2018 Initial Term Loan, 2.911%,
(1-month USD LIBOR + 2.75%), 5/09/25 .................. United States 1,542,263 1,494,548
m
AssuredPartners, Inc., 2020 February Refinancing Term Loan,
3.661%, (1-month USD LIBOR + 3.5%), 2/12/27 ............. United States 2,005,000 1,951,533
Asurion LLC, Replacement Term Loan, B6, 3.161%, (1-month USD
LIBOR + 3%), 11/03/23 ............................... United States 895,268 884,301
4,330,382
a a a a a a

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
k
Senior Floating Rate Interests
(continued)
IT Services 0.1%
Aventiv Technologies LLC, Second Lien, Initial Term Loan, 9.25%,
(3-month USD LIBOR + 8.25%), 11/01/25 .................. United States 416,510 $ 261,881
Go Daddy Operating Co. LLC, Term Loan, B2, 1.911%, (1-month
USD LIBOR + 1.75%), 2/15/24 .......................... United States 791,096 772,307
Pitney Bowes, Inc., Incremental Term Loan, B, 5.68%, (1-month USD
LIBOR + 5.5%), 1/07/25 ............................... United States 1,722,809 1,610,826
TIBCO Software, Inc., Term Loan, B3, 3.92%, (1-month USD LIBOR
+ 3.75%), 6/30/26 ................................... United States 1,900,000 1,838,250
4,483,264
a a a a a a
Leisure Products 0.1%
Bass Pro Group LLC, Initial Term Loan, 6.072%, (3-month USD
LIBOR + 5%), 9/25/24 ................................ United States 1,240,434 1,237,818
NASCAR Holdings LLC, Initial Term Loan, 2.922%, (1-month USD
LIBOR + 2.75%), 10/19/26 ............................. United States 2,240,539 2,198,217
3,436,035
a a a a a a
Machinery 0.1%
Altra Industrial Motion Corp., Term Loan, 2.161%, (1-month USD
LIBOR + 2%), 9/26/25 ................................ United States 1,548,994 1,506,397
Navistar, Inc., Term Loan, B, 3.69%, (1-month USD LIBOR + 3.5%),
11/06/24 .......................................... United States 3,405,076 3,308,600
4,814,997
a a a a a a
Media 0.1%
Gray Television, Inc., Term Loan, C, 2.671%, (1-month USD LIBOR +
2.5%), 1/02/26 ...................................... United States 2,181,175 2,129,372
Nielsen Finance LLC (VNU, Inc.), Term Loan, B4, 2.183%, (1-month
USD LIBOR + 2%), 10/04/23 ........................... United States 1,286,468 1,255,613
Sinclair Television Group, Inc., Term Loan, B, 2.42%, (1-month USD
LIBOR + 2.25%), 1/03/24 .............................. United States 987,212 964,383
m
Univision Communications, Inc., First Lien, 2020 Replacement Term
Loan, 4.75%, (1-month USD LIBOR + 3.75%) , 3/15/26 ........ United States 695,952 673,624
5,022,992
a a a a a a
Oil, Gas & Consumable Fuels 0.1%
Buckeye Partners LP, Initial Term Loan, 2.921%, (1-month USD
LIBOR + 2.75%), 11/01/26 ............................. United States 1,366,575 1,339,813
i
Fieldwood Energy LLC, First Lien, Closing Date Term Loan, 6.25%,
( (3-month USD LIBOR + 5.25%), 4/11/22 .................. United States 5,877,828 1,557,625
Oxbow Carbon LLC, First Lien, Term Loan, B, 3.911%, (1-month
USD LIBOR + 3.75%), 1/04/23 .......................... United States 2,431,536 2,358,590
UTEX Industries, Inc., First Lien, Initial Term Loan, 8.25%, (3-month
USD LIBOR + 5%), 5/21/21 ............................ United States 358,741 103,138
UTEX Industries, Inc., Second Lien, Initial Term Loan, 8.561%,
(3-month USD LIBOR + 7.25%), 5/20/22 .................. United States 37,581 4,980
5,364,146
a a a a a a
Paper & Forest Products 0.0%
†
Appvion Operations, Inc., Term Loan, 7%, (3-month USD LIBOR +
6%), 6/12/26 ....................................... United States 189,726 185,932
Personal Products 0.0%
†
Coty, Inc., USD Term Loan, B, 2.416%, (1-month USD LIBOR +
2.25%), 4/07/25 ..................................... United States 1,017,405 882,090

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
k
Senior Floating Rate Interests
(continued)
Pharmaceuticals 0.1%
Bausch Health Cos., Inc., First Incremental Term Loan, 2.926%,
(1-month USD LIBOR + 2.75%), 11/27/25 .................. United States 2,400,000 $ 2,357,400
Bausch Health Cos., Inc., Initial Term Loan, 3.176%, (1-month USD
LIBOR + 3%), 6/02/25 ................................ Canada 270,994 267,099
Catalent Pharma Solutions, Inc., Dollar Term Loan, B2, 3.25%,
(1-month USD LIBOR + 2.25%), 5/18/26 .................. United States 1,149,924 1,146,570
3,771,069
a a a a a a
Real Estate Management & Development 0.0%
†
Cushman & Wakefield U.S. Borrower LLC, Replacement Term Loan,
2.911%, (1-month USD LIBOR + 2.75%), 8/21/25 ............ United States 698,250 669,665
Road & Rail 0.1%
Avis Budget Car Rental LLC, New Term Loan, B, 2.42%, (1-month
USD LIBOR + 2.25%), 8/06/27 .......................... United States 2,829,684 2,571,034
Kenan Advantage Group Holdings Corp. (The), Initial Canadian Term
Loan, 4%, (1-month USD LIBOR + 3%), 7/29/22 ............. United States 343,803 320,167
Kenan Advantage Group Holdings Corp. (The), Initial U.S. Term
Loan, 4%, (1-month USD LIBOR + 3%), 7/29/22 ............. United States 1,445,761 1,346,365
a
Onsite Rental Group Operations Pty. Ltd., Term Loan, B, 5.5%,
(1-month USD LIBOR + 4.5%), 10/26/22 .................. Australia 133,931 118,073
Ventia Midco Pty. Ltd., 2017 Refinancing USD Term Loan, B2, 5%,
(3-month USD LIBOR + 4%), 5/21/26 ..................... Australia 2,642,676 2,632,766
6,988,405
a a a a a a
Semiconductors & Semiconductor Equipment 0.0%
†
ON Semiconductor Corp., 2019 New Replacement Term Loan, B4,
2.161%, (1-month USD LIBOR + 2%), 9/19/26 .............. United States 1,236,064 1,218,296
Software 0.3%
athenahealth, Inc., First Lien, Term Loan, B, 4.818%, (3-month USD
LIBOR + 4.5%), 2/05/26 ............................... United States 1,496,212 1,478,445
m
Blackboard, Inc., First Lien, Term Loan, B5, 7%, (3-month USD
LIBOR + 6%) , 6/30/24 ................................ United States 750,000 710,156
m
Ceridian HCM Holding, Inc., Initial Term Loan, 2.611%, (1-week USD
LIBOR + 2.5%), 4/30/25 ............................... United States 1,500,000 1,463,438
DCert Buyer, Inc., First Lien, Initial Term Loan, 4.161%, (1-month
USD LIBOR + 4%), 10/16/26 ........................... United States 1,885,275 1,862,297
l,m
Epicor Software Corp., Term Loan, TBD, 7/17/27 .............. United States 358,620 359,004
Hyland Software, Inc., First Lien, 2018 Refinancing Term Loan, 4%,
(1-month USD LIBOR + 3.25%), 7/01/24 .................. United States 396,491 390,351
l,m
Mitchell International, Inc., Add-on Term Loan, TBD, 1/21/21 ..... United States 460,000 445,242
Solera LLC (Solera Finance, Inc.), Dollar Term Loan, 2.911%,
(1-month USD LIBOR + 2.75%), 3/03/23 .................. United States 3,260,968 3,213,866
m
Surf Holdings SARL, First Lien, Dollar Term Loan, 3.827%, (3-month
USD LIBOR + 3.5%), 1/15/27 ........................... Luxembourg 1,565,898 1,532,623
Ultimate Software Group, Inc. (The), First Lien, 2020 Incremental
Term Loan, 4.75%, (3-month USD LIBOR + 4%), 5/04/26 ...... United States 157,604 157,936
m
Veritas US, Inc., New Dollar Term Loan, B, 5.5%, (3-month USD
LIBOR + 4.5%), 1/27/23 ............................... United States 697,285 671,282
m
Vertafore, Inc., First Lien, Initial Term Loan, 3.411%, (1-month USD
LIBOR + 3.25%), 7/02/25 .............................. United States 778,025 742,203
13,026,843
a a a a a a
Specialty Retail 0.1%
General Nutrition Centers, Inc., Debtor-in-possession New Money
Term Loan, 14%, (2-month USD LIBOR + 13%) 12/23/20 ...... United States 310,595 312,148

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
k
Senior Floating Rate Interests
(continued)
Specialty Retail (continued)
General Nutrition Centers, Inc., Debtor-in-possessio n Roll-Up Term
Loan, B2, 12.25% , 12/23/20 ............................ United States 310,595 $ 312,148
i
General Nutrition Centers, Inc., Term Loan, B2, 9.5%, (1-month USD
LIBOR + 8.75%), 3/04/21 .............................. United States 714,785 505,859
Harbor Freight Tools USA, Inc., 2018 Initial Term Loan, 3.25%,
(1-month USD LIBOR + 2.5%), 8/18/23 ................... United States 1,126,112 1,105,601
2,235,756
a a a a a a
Technology Hardware, Storage & Peripherals 0.0%
†
Cardtronics USA, Inc., Initial Term Loan, 5%, (1-month USD LIBOR +
4%), 6/29/27 ....................................... United States 201,540 201,204
Total Senior Floating Rate Interests (Cost $134,944,009) .........................
122,427,462
Marketplace Loans 0.2%
Diversified Financial Services 0.2%
a
Lending Club - LCX, 6.46% - 25.65%, 7/15/22 - 4/14/25 ......... United States 5,685,838 5,340,258
a
Upgrade, 13.64% - 30.99%, 10/11/22 - 6/14/25 ............... United States 3,951,459 3,474,901
8,815,159
a a a a a a
Total Marketplace Loans (Cost $9,637,297) .....................................
8,815,159
Loan Participations and Assignments 0.3%
g
Russian Railways Via RZD Capital plc, Senior Bond, Reg S, 5.7%,
4/05/22 ........................................... Russia 11,600,000 12,358,640
Total Loan Participations and Assignments (Cost $12,020,268) ...................
12,358,640
Foreign Government and Agency Securities 6.5%
f
Angola Government Bond , Senior Bond , 144A , 8.25% , 5/09/28 ... Angola 16,700,000 14,233,360
g
Banque Centrale de Tunisie International Bond , Senior Note , Reg S,
5.625% , 2/17/24 ..................................... Tunisia 16,500,000 EUR 17,825,424
f
Banque Ouest Africaine de Developpement , Senior Bond , 144A , 5% ,
7/27/27 ........................................... Togo 10,700,000 11,306,636
f
Belarus Government Bond , Senior Bond , 144A , 7.625% , 6/29/27 .. Belarus 13,300,000 13,909,951
Colombia Government Bond ,
Senior Bond, 9.85%, 6/28/27 ........................... Colombia 50,286,000,000 COP 17,106,669
Senior Bond, 5%, 6/15/45 ............................. Colombia 13,000,000 16,078,335
f
Dominican Republic Government Bond , Senior Note , 144A , 8.9% ,
2/15/23 ...........................................
Dominican
Republic 727,200,000 DOP 12,258,977
f,h
Electricite de France SA , Junior Sub. Bond , 144A , 5.25% to 1/29/23,
FRN thereafter , Perpetual ............................. France 24,000,000 24,971,760
f
Gabon Government Bond ,
144A, 6.375%, 12/12/24 ............................... Gabon 6,878,488 6,778,475
Senior Bond, 144A, 6.625%, 2/06/31 ..................... Gabon 11,000,000 10,495,172
f
Indonesia Government Bond , Senior Bond , 144A , 4.35% , 1/08/27 . Indonesia 13,000,000 14,948,180
f
Iraq Government Bond , Senior Bond , 144A , 5.8% , 1/15/28 ...... Iraq 16,875,000 15,727,905
f,g
Israel Electric Corp. Ltd. , Senior Secured Bond , 144A , Reg S, 4.25% ,
8/14/28 ........................................... Israel 6,700,000 7,643,327
f
Kazakhstan Government Bond , Senior Bond , 144A , 4.875% ,
10/14/44 .......................................... Kazakhstan 11,200,000 14,952,090
Mexico Government Bond ,
Senior Bond, 4.15%, 3/28/27 ........................... Mexico 17,200,000 18,952,250
M 20, Senior Bond, 8.5%, 5/31/29 ....................... Mexico 350,000,000 MXN 18,789,937
Peru Government Bond ,
Senior Bond, 2.783%, 1/23/31 .......................... Peru 8,000,000 8,924,000
Senior Bond, 6.55%, 3/14/37 ........................... Peru 5,700,000 9,172,981

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities
(continued)
f
Russia Government Bond , Senior Bond , 144A , 4.875% , 9/16/23 .. Russia 16,000,000 $ 17,799,936
South Africa Government Bond , Senior Bond , 7% , 2/28/31 ......
South Africa 325,300,000 ZAR 15,660,623
f
Ukraine Government Bond ,
Senior Note, 144A, 7.75%, 9/01/20 ....................... Ukraine 292,000 292,215
Senior Note, 144A, 7.75%, 9/01/21 ....................... Ukraine 229,000 236,706
Senior Note, 144A, 7.75%, 9/01/22 ....................... Ukraine 229,000 238,981
Senior Note, 144A, 7.75%, 9/01/23 ....................... Ukraine 229,000 238,335
Senior Note, 144A, 7.75%, 9/01/24 ....................... Ukraine 229,000 237,827
Senior Note, 144A, 7.75%, 9/01/25 ....................... Ukraine 229,000 237,162
Senior Bond, 144A, 7.75%, 9/01/26 ...................... Ukraine 229,000 235,018
Senior Bond, 144A, 7.75%, 9/01/27 ...................... Ukraine 229,000 234,660
Senior Bond, 144A, 7.375%, 9/25/32 ..................... Ukraine 18,200,000 17,936,282
p
VRI, GDP Linked Security, 144A, Zero Cpn., 5/31/40 ......... Ukraine 474,000 418,518
q
Uruguay Government Bond , Index Linked, Senior Bond , 3.7% ,
6/26/37 ........................................... Uruguay 638,913,023 UYU 15,823,701
Total Foreign Government and Agency Securities (Cost $329,198,539) ............
323,665,393
U.S. Government and Agency Securities 9.8%
U.S. Treasury Bonds ,
q
1.75%, 1/15/28 ..................................... United States 25,000,000 37,278,815
q
3.625%, 4/15/28 ..................................... United States 6,000,000 13,058,880
1.125%, 5/15/40 ..................................... United States 6,000,000 6,159,844
3.125%, 11/15/41 .................................... United States 14,500,000 20,341,631
2.25%, 8/15/46 ..................................... United States 34,800,000 43,169,672
2.75%, 11/15/47 ..................................... United States 25,500,000 34,864,775
3.125%, 5/15/48 ..................................... United States 10,500,000 15,358,916
3%, 8/15/48 ........................................ United States 17,000,000 24,406,289
2.875%, 5/15/49 ..................................... United States 14,000,000 19,796,328
2.25%, 8/15/49 ..................................... United States 39,000,000 49,143,809
1.25%, 5/15/50 ..................................... United States 9,500,000 9,616,523
U.S. Treasury Notes ,
q
0.125%, 4/15/22 ..................................... United States 8,000,000 8,597,791
q
0.125%, 7/15/22 ..................................... United States 6,200,000 7,104,835
q
0.125%, 1/15/23 ..................................... United States 6,300,000 7,217,611
q
0.625%, 1/15/24 ..................................... United States 7,500,000 8,765,363
q
0.125%, 7/15/24 ..................................... United States 68,500,000 78,256,062
q
0.25%, 1/15/25 ..................................... United States 4,000,000 4,619,940
0.25%, 6/30/25 ..................................... United States 80,000,000 80,139,063
q
0.625%, 1/15/26 ..................................... United States 13,500,000 16,045,931
Total U.S. Government and Agency Securities (Cost $429,553,127) ................
483,942,078
Asset-Backed Securities 14.6%
Commercial Services & Supplies 0.1%
f, s
Armada Euro CLO IV DAC , 4A , B , 144A , FRN , 1.7% , (3-month
EURIBOR+ 1.7%), 7/15/33 ............................. Ireland 5,100,000 EUR 5,850,842
f,s
LCM XXII Ltd. ,
22A, A2R, 144A, FRN, 1.722%, (3-month USD LIBOR + 1.45%),
10/20/28 .......................................... United States 1,000,000 963,594
22A, CR, 144A, FRN, 3.072%, (3-month USD LIBOR + 2.8%),
10/20/28 .......................................... United States 1,000,000 870,460
7,684,896
a a a a a a

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services 14.4%
f,s
Adagio CLO VIII DAC , VIII-A , B1 , 144A , FRN , 1.65% , ( 3-month
EURIBOR + 1.65% ), 4/15/32 ........................... Ireland 2,050,000 EUR $ 2,360,390
s
Ameriquest Mortgage Securities, Inc. , 2004-R4 , M1 , FRN , 0.997% ,
( 1-month USD LIBOR + 0.825% ), 6/25/34 ................. United States 941,028 950,927
f,s
AMMC CLO 15 Ltd. ,
2014-15A, ARR, 144A, FRN, 1.535%, (3-month USD LIBOR +
1.26%), 1/15/32 ..................................... United States 2,992,694 2,931,499
2014-15A, BRR, 144A, FRN, 2.075%, (3-month USD LIBOR +
1.8%), 1/15/32 ...................................... United States 922,984 891,035
f,s
AMMC CLO 21 Ltd. , 2017-21A , C , 144A , FRN , 2.656% , ( 3-month
USD LIBOR + 2.1% ), 11/02/30 .......................... United States 1,000,000 951,526
f,s
AMMC CLO XI Ltd. ,
2012-11A, BR2, 144A, FRN, 1.868%, (3-month USD LIBOR +
1.6%), 4/30/31 ...................................... United States 5,050,000 4,825,407
2012-11A, CR2, 144A, FRN, 2.168%, (3-month USD LIBOR +
1.9%), 4/30/31 ...................................... United States 2,750,000 2,557,157
f,s
Antares CLO Ltd. , 2018-1A , B , 144A , FRN , 1.922% , ( 3-month USD
LIBOR + 1.65% ), 4/20/31 .............................. United States 12,900,000 12,510,920
f,s
Ares European CLO VIII BV ,
8A, AR, 144A, FRN, 0.92%, (3-month EURIBOR + 0.92%), 4/17/32 Netherlands 20,700,000 EUR 24,054,115
8A, BR, 144A, FRN, 1.6%, (3-month EURIBOR + 1.6%), 4/17/32 Netherlands 2,900,000 EUR 3,333,375
f,s
Ares LII CLO Ltd. ,
2019-52A, A2, 144A, FRN, 1.908%, (3-month USD LIBOR +
1.65%), 4/22/31 ..................................... United States 1,382,114 1,359,677
2019-52A, C, 144A, FRN, 2.938%, (3-month USD LIBOR +
2.68%), 4/22/31 ..................................... United States 2,500,000 2,479,464
f,s
Ares XLVIII CLO Ltd. , 2018-48A , D , 144A , FRN , 2.972% , ( 3-month
USD LIBOR + 2.7% ), 7/20/30 ........................... United States 2,000,000 1,812,190
s
Argent Securities, Inc. , 2005-W2 , A2C , FRN , 0.532% , ( 1-month USD
LIBOR + 0.36% ), 10/25/35 ............................. United States 1,051,120 1,052,615
f,s
Atrium XIV LLC , 14A , A2A , 144A , FRN , 1.721% , ( 3-month USD
LIBOR + 1.45% ), 8/23/30 .............................. United States 7,400,000 7,188,692
f,s
Avoca CLO XVII Designated Activity Co. , 17A , B1R , 144A , FRN ,
1.7% , ( 3-month EURIBOR + 1.7% ), 10/15/32 ............... Netherlands 5,600,000 EUR 6,516,764
f,s
Bain Capital Credit CLO Ltd. ,
2018-1A, A1, 144A, FRN, 1.216%, (3-month USD LIBOR +
0.96%), 4/23/31 ..................................... United States 12,000,000 11,745,000
2018-1A, A2, 144A, FRN, 1.406%, (3-month USD LIBOR +
1.15%), 4/23/31 ..................................... United States 5,100,000 4,924,337
f,s
BCC Middle Market CLO LLC , 2018-1A , A2 , 144A , FRN , 2.422% ,
( 3-month USD LIBOR + 2.15% ), 10/20/30 ................. United States 5,100,000 4,749,125
f,s
Blackrock European CLO IX DAC ,
9A, A, 144A, FRN, 0.9%, (3-month EURIBOR + 0.9%), 12/15/32 Ireland 17,350,000 EUR 20,089,739
9A, B, 144A, FRN, 1.55%, (3-month EURIBOR + 1.55%), 12/15/32 Ireland 5,250,000 EUR 5,995,221
f,s
BlueMountain CLO Ltd. ,
2014-2A, CR2, 144A, FRN, 2.472%, (3-month USD LIBOR +
2.2%), 10/20/30 ..................................... United States 4,700,000 4,501,409
2016-3A, CR, 144A, FRN, 2.592%, (3-month USD LIBOR + 2.2%),
11/15/30 .......................................... United States 500,000 466,856
2018-1A, B, 144A, FRN, 1.968%, (3-month USD LIBOR + 1.7%),
7/30/30 ........................................... United States 272,725 262,533
2018-3A, B, 144A, FRN, 2.014%, (3-month USD LIBOR + 1.77%),
10/25/30 .......................................... United States 2,000,000 1,943,474
2018-3A, C, 144A, FRN, 2.445%, (3-month USD LIBOR + 2.2%),
10/25/30 .......................................... United States 1,071,430 1,017,582

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
f,s
BlueMountain Fuji EUR CLO V DAC ,
5A, A, 144A, FRN, 0.91%, (3-month EURIBOR + 0.91%), 1/15/33 Ireland 20,950,000 EUR $ 24,089,872
5A, B, 144A, FRN, 1.55%, (3-month EURIBOR + 1.55%), 1/15/33 Ireland 6,250,000 EUR 7,138,807
f,s
BlueMountain Fuji US CLO III Ltd. ,
2017-3A, C, 144A, FRN, 1.975%, (3-month USD LIBOR + 1.7%),
1/15/30 ........................................... United States 2,300,000 2,168,056
2017-3A, D, 144A, FRN, 2.675%, (3-month USD LIBOR + 2.4%),
1/15/30 ........................................... United States 1,600,000 1,392,000
f,s
Burnham Park CLO Ltd. , 2016-1A , BR , 144A , FRN , 1.772% ,
( 3-month USD LIBOR + 1.5% ), 10/20/29 .................. United States 1,488,189 1,446,081
f,s
Buttermilk Park CLO Ltd. , 2018-1A , C , 144A , FRN , 2.375% ,
( 3-month USD LIBOR + 2.1% ), 10/15/31 .................. United States 1,452,380 1,409,262
f,s
Carlyle Global Market Strategies CLO Ltd. ,
2014-1A, A1R2, 144A, FRN, 1.243%, (3-month USD LIBOR +
0.97%), 4/17/31 ..................................... United States 722,802 702,600
2014-1A, A2R2, 144A, FRN, 1.403%, (3-month USD LIBOR +
1.13%), 4/17/31 ..................................... United States 6,300,000 5,997,379
f,s
Carlyle GMS Finance MM CLO LLC , 2015-1A , A2R , 144A , FRN ,
2.475% , ( 3-month USD LIBOR + 2.2% ), 10/15/31 ............ United States 10,000,000 9,318,636
f,s
Carlyle US CLO Ltd. ,
2017-3A, B, 144A, FRN, 2.622%, (3-month USD LIBOR + 2.35%),
7/20/29 ........................................... United States 1,000,000 954,037
2017-4A, C, 144A, FRN, 3.075%, (3-month USD LIBOR + 2.8%),
1/15/30 ........................................... United States 545,000 482,649
2017-5A, A2, 144A, FRN, 1.672%, (3-month USD LIBOR + 1.4%),
1/20/30 ........................................... United States 2,740,000 2,598,708
2017-5A, B, 144A, FRN, 2.072%, (3-month USD LIBOR + 1.8%),
1/20/30 ........................................... United States 7,000,000 6,480,080
f,s
Catamaran CLO Ltd. ,
2014-2A, BR, 144A, FRN, 3.222%, (3-month USD LIBOR +
2.95%), 10/18/26 .................................... United States 6,401,000 6,425,897
2015-1A, C2R, 144A, FRN, 2.208%, (3-month USD LIBOR +
1.95%), 4/22/27 ..................................... United States 7,600,000 7,398,302
f
CF Hippolyta LLC , 2020-1 , A1 , 144A , 1.69% , 7/15/60 .......... United States 6,620,000 6,708,259
f,s
Cole Park CLO Ltd. , 2015-1A , BR , 144A , FRN , 1.872% , ( 3-month
USD LIBOR + 1.6% ), 10/20/28 .......................... United States 2,571,428 2,518,806
f,s
Columbia Cent CLO 27 Ltd. , 2018-27A , A2A , 144A , FRN , 1.845% ,
( 3-month USD LIBOR + 1.6% ), 10/25/28 .................. United States 769,230 756,509
f,k,r
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2018-14, PT, 144A, FRN, 10.146%, 9/16/41 ................ United States 1,867,785 1,737,805
2018-29, PT, 144A, FRN, 26.889%, 12/15/43 ............... United States 1,090,598 836,813
2019-26, PT, 144A, FRN, 20.088%, 8/15/44 ................ United States 5,220,002 4,304,375
2019-31, PT, 144A, FRN, 20.57%, 9/15/44 ................. United States 4,771,225 3,912,048
2019-37, PT, 144A, FRN, 20.696%, 10/17/44 ............... United States 5,338,960 4,483,271
2019-42, PT, 144A, FRN, 22.217%, 11/15/44 ............... United States 6,080,861 5,054,877
2019-51, PT, 144A, FRN, 17.607%, 1/15/45 ................ United States 7,517,907 6,350,002
2019-52, PT, 144A, FRN, 16.366%, 1/15/45 ................ United States 7,360,587 6,294,419
2019-S1, PT, 144A, FRN, 16.857%, 4/15/44 ................ United States 3,471,822 2,860,080
2019-S2, PT, 144A, FRN, 14.649%, 5/16/44 ................ United States 2,793,115 2,288,649
2019-S3, PT, 144A, FRN, 14.607%, 6/15/44 ................ United States 3,648,618 2,969,543
2019-S4, PT, 144A, FRN, 13.708%, 8/15/44 ................ United States 4,255,120 3,520,598
2019-S5, PT, 144A, FRN, 13.999%, 9/15/44 ................ United States 4,290,648 3,594,882
2019-S6, PT, 144A, FRN, 11.625%, 10/17/44 ............... United States 4,246,218 3,573,568
2019-S7, PT, 144A, FRN, 11.921%, 12/15/44 ............... United States 4,475,049 3,766,711
2019-S8, PT, 144A, FRN, 11.407%, 1/15/45 ................ United States 5,635,196 4,775,806
2020-2, PT, 144A, FRN, 16.47%, 3/15/45 .................. United States 7,635,498 6,603,519

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
f,k,r
Consumer Loan Underlying Bond Certificate Issuer Trust I,
(continued)
2020-7, PT, 144A, FRN, 16.81%, 4/17/45 .................. United States 5,052,818 $ 4,430,706
f,s
Cook Park CLO Ltd. , 2018-1A , A2 , 144A , FRN , 1.393% , ( 3-month
USD LIBOR + 1.12% ), 4/17/30 .......................... United States 6,000,000 5,812,894
s
CWABS, Inc. , 2004-1 , M1 , FRN , 0.922% , ( 1-month USD LIBOR +
0.75% ), 3/25/34 ..................................... United States 508,183 506,270
f,s
Dryden 42 Senior Loan Fund , 2016-42A , DR , 144A , FRN , 3.205% ,
( 3-month USD LIBOR + 2.93% ), 7/15/30 .................. United States 800,000 714,198
f,s
Dryden 45 Senior Loan Fund , 2016-45A , CR , 144A , FRN , 2.475% ,
( 3-month USD LIBOR + 2.2% ), 10/15/30 .................. United States 1,250,000 1,231,294
f,s
Dryden 55 CLO Ltd. , 2018-55A , D , 144A , FRN , 3.125% , ( 3-month
USD LIBOR + 2.85% ), 4/15/31 .......................... United States 2,000,000 1,779,637
f,s
Ellington CLO III Ltd. , 2018-3A , A1 , 144A , FRN , 1.922% , ( 3-month
USD LIBOR + 1.65% ), 7/20/30 .......................... United States 5,331,629 5,230,673
f,s
Euro-Galaxy III CLO BV , 2013-3A , B2ER , 144A , FRN , 1.5% ,
( 3-month EURIBOR + 1.5% ), 1/17/31 ..................... Netherlands 2,550,000 EUR 2,950,956
f,s
Galaxy XXVII CLO Ltd. ,
2018-27A, A, 144A, FRN, 1.406%, (3-month USD LIBOR +
1.02%), 5/16/31 ..................................... United States 1,000,000 978,084
2018-27A, C, 144A, FRN, 2.186%, (3-month USD LIBOR + 1.8%),
5/16/31 ........................................... United States 4,000,000 3,843,068
f,s
Gilbert Park CLO Ltd. , 2017-1A , B , 144A , FRN , 1.875% , ( 3-month
USD LIBOR + 1.6% ), 10/15/30 .......................... United States 1,000,000 970,407
s
GSAA Home Equity Trust , 2005-5 , M3 , FRN , 1.117% , ( 1-month USD
LIBOR + 0.945% ), 2/25/35 ............................. United States 548,743 547,484
f,s
Halcyon Loan Advisors Funding Ltd. , 2018-1A , A2 , 144A , FRN ,
2.072% , ( 3-month USD LIBOR + 1.8% ), 7/21/31 ............. United States 4,500,000 4,347,000
f,s
Harbor Park CLO 18-1 Ltd. , 2018-1A , A2 , 144A , FRN , 1.672% ,
( 3-month USD LIBOR + 1.4% ), 1/20/31 ................... United States 657,895 638,745
f,s
Hayfin Kingsland IX Ltd. , 2018-9A , BR , 144A , FRN , 2.047% ,
( 3-month USD LIBOR + 1.8% ), 4/28/31 ................... United States 14,500,000 14,157,836
f,s
Highbridge Loan Management Ltd. , 2013-2A , BR , 144A , FRN ,
2.172% , ( 3-month USD LIBOR + 1.9% ), 10/20/29 ............ United States 700,000 655,183
f,s
Holland Park CLO DAC ,
1A, A1RR, 144A, FRN, 0.92%, (3-month EURIBOR + 0.92%),
11/14/32 .......................................... Ireland 50,450,000 EUR 58,248,498
1A, A2RR, 144A, FRN, 1.65%, (3-month EURIBOR + 1.65%),
11/14/32 .......................................... Ireland 9,700,000 EUR 11,134,100
f,s
HPS Loan Management Ltd. ,
13A-18, A2, 144A, FRN, 1.725%, (3-month USD LIBOR + 1.45%),
10/15/30 .......................................... United States 8,600,000 8,354,160
13A-18, C, 144A, FRN, 2.425%, (3-month USD LIBOR + 2.15%),
10/15/30 .......................................... United States 3,000,000 2,897,930
f,s
LCM 26 Ltd. ,
26A, B, 144A, FRN, 1.672%, (3-month USD LIBOR + 1.4%),
1/20/31 ........................................... United States 2,000,000 1,901,647
26A, C, 144A, FRN, 2.072%, (3-month USD LIBOR + 1.8%),
1/20/31 ........................................... United States 9,600,000 8,896,622
26A, D, 144A, FRN, 2.772%, (3-month USD LIBOR + 2.5%),
1/20/31 ........................................... United States 600,000 508,780
f,s
LCM XVIII LP ,
18A, BR, 144A, FRN, 1.872%, (3-month USD LIBOR + 1.6%),
4/20/31 ........................................... United States 1,090,000 1,046,359
18A, CR, 144A, FRN, 2.122%, (3-month USD LIBOR + 1.85%),
4/20/31 ........................................... United States 2,000,000 1,864,696

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
f,s
Long Point Park CLO Ltd. ,
2017-1A, A2, 144A, FRN, 1.648%, (3-month USD LIBOR +
1.375%), 1/17/30 .................................... United States 5,800,000 $ 5,553,814
2017-1A, B, 144A, FRN, 1.973%, (3-month USD LIBOR + 1.7%),
1/17/30 ........................................... United States 2,700,000 2,519,905
2017-1A, C, 144A, FRN, 2.673%, (3-month USD LIBOR + 2.4%),
1/17/30 ........................................... United States 3,100,000 2,699,470
f,s
Madison Park Euro Funding VIII DAC ,
8A, ARN, 144A, FRN, 0.95%, (3-month EURIBOR + 0.95%),
4/15/32 ........................................... Ireland 41,450,000 EUR 48,089,637
8A, BRN, 144A, FRN, 1.7%, (3-month EURIBOR + 1.7%), 4/15/32 Ireland 4,600,000 EUR 5,316,520
f,s
Madison Park Euro Funding XIV DAC , 14A , A1N , 144A , FRN , 1.12% ,
( 3-month EURIBOR + 1.12% ), 7/15/32 .................... Ireland 7,300,000 EUR 8,530,378
f,s
Madison Park Funding XLII Ltd. ,
13A, B, 144A, FRN, 1.756%, (3-month USD LIBOR + 1.5%),
11/21/30 .......................................... United States 2,700,000 2,606,951
13A, C, 144A, FRN, 2.055%, (3-month USD LIBOR + 1.8%),
11/21/30 .......................................... United States 3,753,500 3,550,361
13A, D, 144A, FRN, 2.955%, (3-month USD LIBOR + 2.7%),
11/21/30 .......................................... United States 5,500,000 4,853,281
f,s
Madison Park Funding XXII Ltd. , 2016-22A , CR , 144A , FRN ,
2.275% , ( 3-month USD LIBOR + 2% ), 1/15/33 .............. United States 7,790,000 7,340,501
f,s
Madison Park Funding XXIII Ltd. , 2017-23A , B , 144A , FRN , 1.945% ,
( 3-month USD LIBOR + 1.7% ), 7/27/30 ................... United States 3,840,000 3,777,844
f,s
Madison Park Funding XXIX Ltd. , 2018-29A , C , 144A , FRN , 2.472% ,
( 3-month USD LIBOR + 2.2% ), 10/18/30 .................. United States 1,072,581 1,056,825
f,s
Madison Park Funding XXXI Ltd. ,
2018-31A, B, 144A, FRN, 1.955%, (3-month USD LIBOR + 1.7%),
1/23/31 ........................................... United States 1,500,000 1,462,912
2018-31A, C, 144A, FRN, 2.405%, (3-month USD LIBOR +
2.15%), 1/23/31 ..................................... United States 650,000 626,939
f,k,r
Mill City Mortgage Loan Trust ,
2018-1, A1, 144A, FRN, 3.25%, 5/25/62 ................... United States 1,853,150 1,937,412
2018-4, A1B, 144A, FRN, 3.5%, 4/25/66 ................... United States 13,654,933 14,627,063
f,s
Neuberger Berman CLO XVIII Ltd. , 2014-18A , A1BR , 144A , FRN ,
1.671% , ( 3-month USD LIBOR + 1.4% ), 10/21/30 ............ United States 1,700,000 1,655,665
f,s
Neuberger Berman CLO XVI-S Ltd. ,
2017-16SA, C, 144A, FRN, 1.875%, (3-month USD LIBOR +
1.6%), 1/15/28 ...................................... United States 2,350,000 2,284,745
2017-16SA, D, 144A, FRN, 2.775%, (3-month USD LIBOR +
2.5%), 1/15/28 ...................................... United States 650,000 615,444

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
f,s
Neuberger Berman Loan Advisers CLO 26 Ltd. , 2017-26A , B , 144A ,
FRN , 1.772% , ( 3-month USD LIBOR + 1.5% ), 10/18/30 ....... United States 5,772,370 $ 5,619,785
f,s
Neuberger Berman Loan Advisers CLO 27 Ltd. , 2018-27A , C , 144A ,
FRN , 1.975% , ( 3-month USD LIBOR + 1.7% ), 1/15/30 ........ United States 4,900,000 4,696,608
f,s
Newark BSL CLO 2 Ltd. , 2017-1A , B , 144A , FRN , 2.594% , ( 3-month
USD LIBOR + 2.35% ), 7/25/30 .......................... United States 3,069,687 3,023,315
f,s
NZCG Funding Ltd. , 2015-1A , A2R , 144A , FRN , 1.91% , ( 3-month
USD LIBOR + 1.55% ), 2/26/31 .......................... United States 12,390,000 11,925,562
f,s
Octagon Investment Partners 18-R Ltd. , 2018-18A , C , 144A , FRN ,
2.971% , ( 3-month USD LIBOR + 2.7% ), 4/16/31 ............. United States 9,050,000 8,017,452
f,s
Octagon Investment Partners 28 Ltd. , 2016-1A , A2R , 144A , FRN ,
1.713% , ( 3-month USD LIBOR + 1.45% ), 10/24/30 ........... United States 1,000,000 972,594
f,s
Octagon Investment Partners 31 LLC , 2017-1A , C , 144A , FRN ,
2.672% , ( 3-month USD LIBOR + 2.4% ), 7/20/30 ............. United States 1,707,068 1,684,739
f,s
Octagon Investment Partners 33 Ltd. ,
2017-1A, A2, 144A, FRN, 1.772%, (3-month USD LIBOR + 1.5%),
1/20/31 ........................................... United States 400,000 386,063
2017-1A, C, 144A, FRN, 3.022%, (3-month USD LIBOR + 2.75%),
1/20/31 ........................................... United States 2,800,000 2,539,146
f,s
Octagon Investment Partners 35 Ltd. ,
2018-1A, A1B, 144A, FRN, 1.372%, (3-month USD LIBOR +
1.1%), 1/20/31 ...................................... United States 3,325,000 3,189,367
2018-1A, B, 144A, FRN, 1.972%, (3-month USD LIBOR + 1.7%),
1/20/31 ........................................... United States 450,000 422,460
f,s
Octagon Investment Partners 36 Ltd. ,
2018-1A, A1, 144A, FRN, 1.245%, (3-month USD LIBOR +
0.97%), 4/15/31 ..................................... United States 18,000,000 17,562,239
2018-1A, A2, 144A, FRN, 1.475%, (3-month USD LIBOR + 1.2%),
4/15/31 ........................................... United States 8,500,000 8,072,650
f,s
Octagon Investment Partners 37 Ltd. , 2018-2A , C , 144A , FRN ,
3.094% , ( 3-month USD LIBOR + 2.85% ), 7/25/30 ............ United States 2,000,000 1,812,705
f,s
Octagon Investment Partners 38 Ltd. , 2018-1A , C , 144A , FRN ,
3.222% , ( 3-month USD LIBOR + 2.95% ), 7/20/30 ............ United States 4,000,000 3,644,692
f,s
Octagon Investment Partners XVII Ltd. ,
2013-1A, BR2, 144A, FRN, 1.645%, (3-month USD LIBOR +
1.4%), 1/25/31 ...................................... United States 4,020,000 3,861,982
2013-1A, CR2, 144A, FRN, 1.945%, (3-month USD LIBOR +
1.7%), 1/25/31 ...................................... United States 5,250,000 4,892,659
f,s
Octagon Investment Partners XXIII Ltd. , 2015-1A , BR , 144A , FRN ,
1.475% , ( 3-month USD LIBOR + 1.2% ), 7/15/27 ............. United States 1,170,000 1,127,527
f,s
Octagon Loan Funding Ltd. , 2014-1A , CRR , 144A , FRN , 2.586% ,
( 3-month USD LIBOR + 2.2% ), 11/18/31 .................. United States 750,000 723,278
f,k,r
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 8.796%, 3/15/26 ................. United States 4,806,776 4,719,690
2020-PT2, A, 144A, FRN, 9.444%, 4/15/26 ................. United States 5,545,406 5,489,501
2020-PT3, A, 144A, FRN, 7.183%, 5/15/26 ................. United States 1,810,614 1,865,948
f,s
Race Point X CLO Ltd. , 2016-10A , B1R , 144A , FRN , 1.895% ,
( 3-month USD LIBOR + 1.65% ), 7/25/31 .................. United States 3,600,000 3,459,851
f,s
Strata CLO I Ltd. , 2018-1A , B , 144A , FRN , 2.475% , ( 3-month USD
LIBOR + 2.2% ), 1/15/31 ............................... United States 11,000,000 9,439,300
f,s
TCI-Flatiron CLO Ltd. ,
2017-1A, B, 144A, FRN, 1.946%, (3-month USD LIBOR + 1.56%),
11/18/30 .......................................... United States 3,500,000 3,381,180
2017-1A, C, 144A, FRN, 2.236%, (3-month USD LIBOR + 1.85%),
11/18/30 .......................................... United States 2,800,000 2,656,959

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
f,k,r
Towd Point Mortgage Trust ,
2017-1, A1, 144A, FRN, 2.75%, 10/25/56 .................. United States 6,382,790 $ 6,589,275
2017-1, A2, 144A, FRN, 3.5%, 10/25/56 ................... United States 8,862,000 9,528,504
2017-2, A1, 144A, FRN, 2.75%, 4/25/57 ................... United States 2,924,023 2,988,183
2017-4, A1, 144A, FRN, 2.75%, 6/25/57 ................... United States 5,340,666 5,559,999
f,k
Upgrade Master Pass-Thru Trust ,
a,r
2019-PT1, A, 144A, FRN, 10.749%, 6/15/25 ................ United States 2,230,678 1,784,701
2019-PT2, A, 144A, 7.727%, 2/15/26 ..................... United States 4,105,799 3,950,175
f,s
Voya CLO Ltd. ,
2013-2A, CR, 144A, FRN, 2.995%, (3-month USD LIBOR +
2.75%), 4/25/31 ..................................... United States 1,650,000 1,426,982
2013-3A, A2RR, 144A, FRN, 1.972%, (3-month USD LIBOR +
1.7%), 10/18/31 ..................................... United States 990,000 964,604
2014-1A, BR2, 144A, FRN, 2.172%, (3-month USD LIBOR +
1.9%), 4/18/31 ...................................... United States 1,000,000 943,682
2014-1A, CR2, 144A, FRN, 3.072%, (3-month USD LIBOR +
2.8%), 4/18/31 ...................................... United States 3,750,000 3,329,295
2016-3A, CR, 144A, FRN, 3.522%, (3-month USD LIBOR +
3.25%), 10/18/31 .................................... United States 2,547,170 2,257,593
2017-3A, B, 144A, FRN, 2.622%, (3-month USD LIBOR + 2.35%),
7/20/30 ........................................... United States 3,091,704 3,009,489
2018-2A, A2, 144A, FRN, 1.525%, (3-month USD LIBOR +
1.25%), 7/15/31 ..................................... United States 1,500,000 1,451,985
2018-2A, C1, 144A, FRN, 2.125%, (3-month USD LIBOR +
1.85%), 7/15/31 ..................................... United States 700,000 656,993
f,s
Webster Park CLO Ltd. , 2015-1A , BR , 144A , FRN , 2.072% , ( 3-month
USD LIBOR + 1.8% ), 7/20/30 ........................... United States 2,000,000 1,903,172
710,668,713
a a a a a a
Electric Utilities 0.1%
f,s
Race Point IX CLO Ltd. , 2015-9A , A1AR , 144A , FRN , 1.485% ,
( 3-month USD LIBOR + 1.21% ), 10/15/30 ................. United States 5,147,710 5,079,049
Road & Rail 0.0%
†
Burlington Northern and Santa Fe Railway Co. Pass-Through Trust ,
1999-2 , PASS THRU CERTS Bond , 7.57% , 1/02/21 .......... United States 4,060 4,156
Union Pacific Railroad Co. Pass-Through Trust , 2005-1 , PASS THRU
CERTS Bond , 5.082% , 1/02/29 ......................... United States 93,392 104,639
108,795
a a a a a a
Total Asset-Backed Securities (Cost $737,654,201) ..............................
723,541,453
Commercial Mortgage-Backed Securities 10.7%
Capital Markets 0.0%
†
s
Merrill Lynch Mortgage Investors Trust , 2003-A , 1A , FRN , 0.912% ,
( 1-month USD LIBOR + 0.74% ), 3/25/28 .................. United States 486,431 471,090
Diversified Financial Services 2.1%
s
American Home Mortgage Investment Trust , 2004-3 , 4A , FRN ,
2.015% , ( 6-month USD LIBOR + 1.5% ), 10/25/34 ............ United States 676,557 680,769
f,s
Bellemeade Re Ltd. , 2018-1A , M1B , 144A , FRN , 1.772% , ( 1-month
USD LIBOR + 1.6% ), 4/25/28 ........................... United States 3,677,639 3,643,458
f
BRAVO Residential Funding Trust ,
2019-1, A1C, 144A, 3.5%, 3/25/58 ....................... United States 13,315,320 13,755,996
r
2019-2, A3, 144A, FRN, 3.5%, 10/25/44 ................... United States 11,066,680 11,644,466

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Mortgage-Backed Securities
(continued)
Diversified Financial Services (continued)
f,k,r
CIM Trust ,
2018-INV1, A4, 144A, FRN, 4%, 8/25/48 .................. United States 7,659,752 $ 7,931,764
2019-INV1, A1, 144A, FRN, 4%, 2/25/49 .................. United States 8,194,207 8,481,623
2019-INV2, A3, 144A, FRN, 4%, 5/25/49 .................. United States 13,537,220 14,025,824
f,r
Citigroup Mortgage Loan Trust , 2013-A , A , 144A , FRN , 3% , 5/25/42 United States 394,846 378,388
r
Commercial Mortgage Trust , 2006-GG7 , AJ , FRN , 5.472% , 7/10/38 United States 3,320,970 2,739,655
Credit Suisse First Boston Mortgage Securities Corp. , 2004-6 , 3A1 ,
5% , 9/25/19 ........................................ United States 117,511 100,789
f,r
CSMC Trust , 2009-15R , 3A1 , 144A , FRN , 4.075% , 3/26/36 ...... United States 208,533 208,776
f,s
DBCG Mortgage Trust , 2017-BBG , A , 144A , FRN , 0.875% , ( 1-month
USD LIBOR + 0.7% ), 6/15/34 ........................... United States 9,840,000 9,733,702
f,r
Eleven Madison Mortgage Trust , 2015-11MD , A , 144A , FRN ,
3.555% , 9/10/35 ..................................... United States 3,255,000 3,581,695
r
GE Commercial Mortgage Corp. Trust , 2007-C1 , AM , FRN , 5.606% ,
12/10/49 .......................................... United States 1,086,242 597,433
f,k,r
Provident Funding Mortgage Trust ,
2019-1, A2, 144A, FRN, 3%, 12/25/49 .................... United States 9,235,848 9,580,448
2020-1, A3, 144A, FRN, 3%, 2/25/50 ..................... United States 14,963,827 15,317,649
f,s
Radnor Re Ltd. , 2018-1 , M1 , 144A , FRN , 1.572% , ( 1-month USD
LIBOR + 1.4% ), 3/25/28 ............................... United States 257,376 257,248
102,659,683
a a a a a a
Thrifts & Mortgage Finance 8.6%
s
FHLMC Structured Agency Credit Risk Debt Notes ,
2014-DN1, M2, FRN, 2.372%, (1-month USD LIBOR + 2.2%),
2/25/24 ........................................... United States 718,319 720,407
2014-DN3, M3, FRN, 4.172%, (1-month USD LIBOR + 4%),
8/25/24 ........................................... United States 10,830,850 10,975,074
2014-DN4, M3, FRN, 4.722%, (1-month USD LIBOR + 4.55%),
10/25/24 .......................................... United States 6,123,570 6,204,727
2014-HQ1, M3, FRN, 4.272%, (1-month USD LIBOR + 4.1%),
8/25/24 ........................................... United States 1,756,442 1,774,107
2015-DN1, M3, FRN, 4.322%, (1-month USD LIBOR + 4.15%),
1/25/25 ........................................... United States 5,575,823 5,603,464
2015-DNA2, M3, FRN, 4.072%, (1-month USD LIBOR + 3.9%),
12/25/27 .......................................... United States 17,365,603 17,565,074
2015-DNA3, M2, FRN, 3.022%, (1-month USD LIBOR + 2.85%),
4/25/28 ........................................... United States 356,146 356,381
2015-DNA3, M3, FRN, 4.872%, (1-month USD LIBOR + 4.7%),
4/25/28 ........................................... United States 3,330,000 3,470,547
2015-HQ1, M3, FRN, 3.972%, (1-month USD LIBOR + 3.8%),
3/25/25 ........................................... United States 9,834,843 9,945,784
2015-HQ2, M3, FRN, 3.422%, (1-month USD LIBOR + 3.25%),
5/25/25 ........................................... United States 4,580,000 4,699,074
2016-DNA1, M3, FRN, 5.722%, (1-month USD LIBOR + 5.55%),
7/25/28 ........................................... United States 19,475,229 20,488,564
2016-DNA2, M3, FRN, 4.822%, (1-month USD LIBOR + 4.65%),
10/25/28 .......................................... United States 14,161,717 14,783,572
2016-HQA2, M3, FRN, 5.322%, (1-month USD LIBOR + 5.15%),
11/25/28 .......................................... United States 23,493,346 24,660,613
2016-HQA3, M2, FRN, 1.522%, (1-month USD LIBOR + 1.35%),
3/25/29 ........................................... United States 201,370 201,165
2017-DNA1, M2, FRN, 3.422%, (1-month USD LIBOR + 3.25%),
7/25/29 ........................................... United States 14,437,783 14,589,276
2017-DNA2, M2, FRN, 3.622%, (1-month USD LIBOR + 3.45%),
10/25/29 .......................................... United States 26,327,007 26,800,575

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Mortgage-Backed Securities
(continued)
Thrifts & Mortgage Finance (continued)
s
FHLMC Structured Agency Credit Risk Debt Notes, (continued)
2017-DNA3, M2, FRN, 2.672%, (1-month USD LIBOR + 2.5%),
3/25/30 ........................................... United States 13,500,000 $ 13,507,271
2017-HQA1, M2, FRN, 3.722%, (1-month USD LIBOR + 3.55%),
8/25/29 ........................................... United States 19,100,562 19,282,407
2017-HQA2, M2, FRN, 2.822%, (1-month USD LIBOR + 2.65%),
12/25/29 .......................................... United States 7,305,015 7,108,300
2017-HQA3, M2, FRN, 2.522%, (1-month USD LIBOR + 2.35%),
4/25/30 ........................................... United States 7,327,102 7,247,733
s
FNMA , 2005-122 , FN , FRN , 0.522% , ( 1-month USD LIBOR +
0.35% ), 1/25/36 ..................................... United States 380,188 371,175
s
FNMA Connecticut Avenue Securities ,
2013-C01, M2, FRN, 5.422%, (1-month USD LIBOR + 5.25%),
10/25/23 .......................................... United States 8,389,529 7,029,054
2014-C02, 1M2, FRN, 2.772%, (1-month USD LIBOR + 2.6%),
5/25/24 ........................................... United States 19,057,683 14,432,965
2014-C02, 2M2, FRN, 2.772%, (1-month USD LIBOR + 2.6%),
5/25/24 ........................................... United States 6,484,565 5,592,116
2014-C03, 1M2, FRN, 3.172%, (1-month USD LIBOR + 3%),
7/25/24 ........................................... United States 22,537,668 17,929,463
2014-C03, 2M2, FRN, 3.072%, (1-month USD LIBOR + 2.9%),
7/25/24 ........................................... United States 2,282,675 1,921,976
2014-C04, 1M2, FRN, 5.072%, (1-month USD LIBOR + 4.9%),
11/25/24 .......................................... United States 16,903,991 17,185,309
2014-C04, 2M2, FRN, 5.172%, (1-month USD LIBOR + 5%),
11/25/24 .......................................... United States 2,713,995 2,764,811
2015-C01, 1M2, FRN, 4.472%, (1-month USD LIBOR + 4.3%),
2/25/25 ........................................... United States 2,271,607 2,304,797
2015-C01, 2M2, FRN, 4.722%, (1-month USD LIBOR + 4.55%),
2/25/25 ........................................... United States 6,852,371 6,991,091
2015-C02, 1M2, FRN, 4.172%, (1-month USD LIBOR + 4%),
5/25/25 ........................................... United States 11,000,350 11,126,179
2015-C02, 2M2, FRN, 4.172%, (1-month USD LIBOR + 4%),
5/25/25 ........................................... United States 2,490,047 2,535,057
2015-C03, 1M2, FRN, 5.172%, (1-month USD LIBOR + 5%),
7/25/25 ........................................... United States 7,766,251 7,914,532
2015-C03, 2M2, FRN, 5.172%, (1-month USD LIBOR + 5%),
7/25/25 ........................................... United States 2,584,560 2,635,916
2016-C04, 1M2, FRN, 4.422%, (1-month USD LIBOR + 4.25%),
1/25/29 ........................................... United States 13,530,433 13,742,940
2016-C05, 2M2, FRN, 4.622%, (1-month USD LIBOR + 4.45%),
1/25/29 ........................................... United States 13,524,641 13,843,631
2016-C07, 2M2, FRN, 4.522%, (1-month USD LIBOR + 4.35%),
5/25/29 ........................................... United States 8,706,119 8,965,289
2017-C01, 1M2, FRN, 3.722%, (1-month USD LIBOR + 3.55%),
7/25/29 ........................................... United States 13,666,689 13,884,954
2017-C02, 2M2, FRN, 3.822%, (1-month USD LIBOR + 3.65%),
9/25/29 ........................................... United States 9,246,717 9,349,050
2017-C03, 1M2, FRN, 3.172%, (1-month USD LIBOR + 3%),
10/25/29 .......................................... United States 27,670,000 27,678,957
2017-C04, 2M2, FRN, 3.022%, (1-month USD LIBOR + 2.85%),
11/25/29 .......................................... United States 5,634,263 5,538,704
2017-C05, 1M2, FRN, 2.372%, (1-month USD LIBOR + 2.2%),
1/25/30 ........................................... United States 23,481,741 22,929,899

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Mortgage-Backed Securities
(continued)
Thrifts & Mortgage Finance (continued)
a
Weyerhaeuser Mortgage Co. of Texas , 7.43% , 1/01/24 ......... United States 8,354 $ 8,354
426,660,334
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $566,528,548) ...............
529,791,107
Mortgage-Backed Securities 19.5%
t
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC, 1.99%, (COFI 11th District +/- MBS Margin), 11/01/27 ... United States 1,023,885 1,028,408
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.3%
FHLMC Gold Pools, 15 Year, 5.5%, 11/01/22 ................. United States 34,970 35,325
FHLMC Gold Pools, 15 Year, 6%, 10/01/21 - 9/01/22 ........... United States 63,228 64,904
FHLMC Gold Pools, 30 Year, 4.5%, 3/01/39 .................. United States 1,175,711 1,305,523
FHLMC Gold Pools, 30 Year, 5%, 8/01/33 - 2/01/39 ............ United States 7,196,993 8,248,100
FHLMC Gold Pools, 30 Year, 5.5%, 1/01/35 - 12/01/37 ......... United States 583,910 671,374
FHLMC Gold Pools, 30 Year, 6%, 5/01/33 - 4/01/38 ............ United States 784,949 914,782
FHLMC Gold Pools, 30 Year, 6.5%, 8/01/25 - 3/01/39 .......... United States 655,002 758,000
FHLMC Gold Pools, 30 Year, 7%, 1/01/28 - 7/01/32 ............ United States 47,895 54,641
FHLMC Gold Pools, 30 Year, 7.5%, 3/01/32 .................. United States 11,209 13,511
FHLMC Gold Pools, 30 Year, 8%, 2/01/30 ................... United States 14,482 17,043
FHLMC Gold Pools, 30 Year, 8.5%, 10/01/24 - 8/01/30 ......... United States 3,768 4,223
12,087,426
t
Federal National Mortgage Association (FNMA) Adjustable Rate 0.1%
FNMA, 1.99% - 4.106%, (COFI 11th District +/- MBS Margin),
12/01/24 - 3/01/37 ................................... United States 3,051,917 3,139,220
3,139,220
Federal National Mortgage Association (FNMA) Fixed Rate 19.1%
FNMA, 15 Year, 5.5%, 12/01/22 - 12/01/23 .................. United States 57,752 59,833
FNMA, 15 Year, 6%, 9/01/22 ............................. United States 25,967 26,481
FNMA, 30 Year, 3%, 9/01/48 ............................. United States 62,018,568 65,882,565
FNMA, 30 Year, 3%, 11/01/48 ............................ United States 75,801,737 80,585,863
FNMA, 30 Year, 5%, 6/01/36 - 5/01/39 ...................... United States 1,362,651 1,556,933
FNMA, 30 Year, 5.5%, 6/01/33 - 8/01/37 .................... United States 4,195,804 4,776,257
FNMA, 30 Year, 6%, 9/01/32 - 9/01/38 ...................... United States 4,901,075 5,750,923
FNMA, 30 Year, 6.5%, 8/01/28 - 5/01/37 .................... United States 150,294 170,804
FNMA, 30 Year, 7%, 11/01/25 ............................ United States 2,507 2,515
FNMA, 30 Year, 7.5%, 1/01/30 ........................... United States 8,181 9,579
FNMA, 30 Year, 8.5%, 4/01/30 - 5/01/32 .................... United States 43,855 52,784
FNMA, 30 Year, 9%, 11/01/26 - 5/01/27 ..................... United States 41,674 42,591
u
FNMA, Single-family, 15 Year, 2%, 8/15/35 .................. United States 87,752,000 91,282,647
u
FNMA, Single-family, 15 Year, 2.5%, 8/15/35 ................. United States 89,413,000 93,848,724
u
FNMA, Single-family, 30 Year, 2.5%, 8/15/50 ................. United States 207,970,000 218,490,356
u
FNMA, Single-family, 30 Year, 3%, 8/15/50 .................. United States 364,447,000 385,636,806
948,175,661
t
Government National Mortgage Association (GNMA) Adjustable Rate 0.0%
†
GNMA II, 3% - 3.125%, (1-year CMT T-Note +/- MBS Margin),
1/20/23 - 10/20/26 ................................... United States 19,929 20,612
20,612
Government National Mortgage Association (GNMA) Fixed Rate 0.0%
†
GNMA I, 30 Year, 7%, 10/15/27 - 6/15/31 .................... United States 16,027 19,338
GNMA I, Single-family, 30 Year, 6%, 1/15/39 ................. United States 106,461 121,356
GNMA I, Single-family, 30 Year, 6.5%, 10/15/31 - 7/15/38 ........ United States 17,659 20,133
GNMA I, Single-family, 30 Year, 7%, 3/15/28 - 4/15/28 .......... United States 6,739 6,964

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA I, Single-family, 30 Year, 7.5%, 2/15/22 - 5/15/26 ........ United States 20,713 $ 21,355
GNMA I, Single-family, 30 Year, 9%, 9/15/25 ................. United States 36 36
GNMA II, Single-family, 30 Year, 6%, 5/20/31 ................. United States 2,682 2,989
GNMA II, Single-family, 30 Year, 6.5%, 3/20/28 - 7/20/38 ........ United States 267,773 308,113
GNMA II, Single-family, 30 Year, 7.5%, 8/20/30 - 1/20/33 ........ United States 30,698 35,503
535,787
Total Mortgage-Backed Securities (Cost $946,850,264) ...........................
964,987,114
Municipal Bonds 3.2%
California 0.9%
California Health Facilities Financing Authority ,
State of California Personal Income Tax, Revenue, Senior Lien,
2019, 2.934%, 6/01/32 .............................. United States 3,455,000 3,700,028
State of California Personal Income Tax, Revenue, Senior Lien,
2019, 2.984%, 6/01/33 .............................. United States 2,980,000 3,179,362
State of California Personal Income Tax, Revenue, Senior Lien,
2019, 3.034%, 6/01/34 .............................. United States 2,255,000 2,396,772
City of San Francisco, Public Utilities Commission Water, Revenue,
2019 A, Refunding, 3.473%, 11/01/43 ..................... United States 2,640,000 2,896,951
Foothill-Eastern Transportation Corridor Agency, Revenue, 2019A,
Refunding, 4.094%, 1/15/49 ............................ United States 1,760,000 1,876,301
Industry Public Facilities Authority, Tax Allocation, B, Refunding,
AGMC Insured, 4.294%, 1/01/23 ........................ United States 8,450,000 8,727,075
San Jose Redevelopment Agency Successor Agency, Tax Allocation,
Senior Lien, 2017A-T, Refunding, 3.226%, 8/01/27 ........... United States 6,150,000 6,910,817
University of California, Revenue, 2015 J, Refunding, 4.131%,
5/15/45 ........................................... United States 10,750,000 13,127,685
42,814,991
Colorado 0.1%
Metro Wastewater Reclamation District, Revenue, 2019 B,
Refunding, 3.158%, 4/01/41 ............................ United States 5,600,000 5,967,248
Florida 0.1%
County of Broward, Airport System, Revenue, 2019C, Refunding,
3.477%, 10/01/43 .................................... United States 3,625,000 3,731,466
Hawaii 0.0%
†
City & County Honolulu, Wastewater System, Revenue, 2019 B,
Refunding, 2.585%, 7/01/28 ............................ United States 1,350,000 1,463,683
Illinois 0.0%
†
Chicago Transit Authority, Revenue, 2008A, 6.899%, 12/01/40 .... United States 800,000 1,152,920
Massachusetts 0.3%
Massachusetts School Building Authority, Revenue, 2019 B,
Refunding, 3.395%, 10/15/40 ........................... United States 6,760,000 7,293,026
Massachusetts State College Building Authority, Revenue, 2019 C,
Refunding, 3.373%, 5/01/43 ............................ United States 5,900,000 6,213,998
13,507,024
Minnesota 0.1%
State of Minnesota, GO, 2013F, Refunding, 4%, 10/01/24 ....... United States 5,760,000 6,451,949
New Jersey 0.1%
New Jersey Transportation Trust Fund Authority, Revenue, 2019 B,
Refunding, 4.131%, 6/15/42 ............................ United States 4,060,000 4,075,631

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Municipal Bonds
(continued)
New York 0.3%
New York State Dormitory Authority, State University of New York,
Revenue, 2019B, Refunding, 3.142%, 7/01/43 .............. United States 3,605,000 $ 3,903,061
Port Authority of New York & New Jersey ,
Revenue, 191, 4.823%, 6/01/45 ......................... United States 4,570,000 5,178,039
Revenue, 192, 4.81%, 10/15/65 ......................... United States 5,000,000 7,238,450
16,319,550
Ohio 0.2%
Greenville City School District, GO, 2019, Refunding, 3.541%,
1/01/51 ........................................... United States 8,420,000 8,643,467
State of Ohio, Cleveland Clinic Health System Obligated Group,
Revenue, 2019G, Refunding, 3.276%, 1/01/42 .............. United States 2,265,000 2,462,712
11,106,179
Oregon 0.1%
State of Oregon, Department of Transportation, Revenue, Senior
Lien, 2019 B, Refunding, 3.168%, 11/15/38 ................ United States 4,510,000 5,005,469
Pennsylvania 0.2%
University of Pittsburgh-of the Commonwealth System of Higher
Education, Revenue, 2017 C, Refunding, 3.005%, 9/15/41 ..... United States 6,315,000 6,973,465
Texas 0.6%
City of Austin, Electric Utility, Revenue, 2008, Refunding, AGMC
Insured, 6.262%, 11/15/32 ............................. United States 6,830,000 8,917,180
Permanent University Fund - Texas A&M University System,
Revenue, 2019, 3.1%, 7/01/49 .......................... United States 9,020,000 9,492,467
State of Texas, GO, 2019, Refunding, 3.211%, 4/01/44 ......... United States 6,760,000 7,330,882
Texas State University System ,
Revenue, 2019 B, Refunding, 2.938%, 3/15/33 .............. United States 2,655,000 2,917,818
Revenue, 2019 B, Refunding, 3.289%, 3/15/40 .............. United States 2,255,000 2,474,051
31,132,398
Utah 0.2%
Salt Lake City Corp., Revenue, 2019B, Refunding, 3.102%, 4/01/38 United States 3,155,000 3,257,979
Utah Transit Authority, Revenue, Senior Lien, 2019 B, Refunding,
3.443%, 12/15/42 .................................... United States 4,510,000 4,856,684
8,114,663
Total Municipal Bonds (Cost $143,894,148) .....................................
157,816,636
Shares/Units
Escrows and Litigation Trusts 0.0%
a,b
Millennium Corporate Claim Trust, Escrow Account ............ United States 73,753 —
a,b
Millennium Lender Claim Trust, Escrow Account .............. United States 73,753 —
a,b
Motors Liquidation Co., Escrow Account, Convertible Preferred, C . United States 43,500 —
a,b,d
Remington Outdoor Co., Inc., Litigation Units ................. United States 4,897 —
Total Escrows and Litigation Trusts (Cost $2,307) ...............................
—
Total Long Term Investments (Cost $5,293,676,429) .............................
5,453,611,039
a

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

Short Term Investments 3.7%
a a
Country Shares
a
Value
a
Money Market Funds 3.7%
e,v
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 183,810,565 $ 183,810,565
Total Money Market Funds (Cost $183,810,565) .................................
183,810,565
Total Short Term Investments (Cost $183,810,565 ) ...............................
183,810,565
a
Total Investments (Cost $5,477,486,994) 114.1% .................................
$5,637,421,604
Other Assets, less Liabilities (14.1)% ..........................................
(695,391,616)
Net Assets 100.0% ...........................................................
$4,942,029,988
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
b
Non-income producing.
c
The security is owned by FT Holdings Corp. I, a wholly-owned subsidiary of the Fund. See Note 9.
d
See Note 6 regarding restricted securities.
e
See Note 9 regarding investments in affiliated management investment companies.
f
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities was $1,285,108,616, representing 26.0% of net assets.
g
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2020, the aggregate value of these securities was $55,323,342, representing 1.1% of net assets.
h
Perpetual security with no stated maturity date.
i
Defaulted security or security for which income has been deemed uncollectible.
j
Income may be received in additional securities and/or cash.
k
The coupon rate shown represents the rate at period end.
l
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
m
A portion or all of the security purchased on a delayed delivery basis.
n
See Note 7 regarding unfunded loan commitments.
o
The security was issued on a discount basis with no stated coupon rate.
p
The principal represents the notional amount. See Note 3 regarding value recovery instruments.
q
Principal amount of security is adjusted for inflation.
r
Adjustable rate security with an interest rate that is not based on a published reference index and spread.  The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
s
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
t
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
u
Security purchased on a to-be-announced (TBA) basis.
v
The rate shown is the annualized seven-day effective yield at period end.

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

At July 31, 2020, the Fund had the following futures contracts outstanding. See Note 3.
At July 31, 2020, the Fund had the following forward exchange contracts outstanding. See Note 3 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
Australia 10 Year Bonds ....................... Long 1,164 $ 124,305,853 9/15/20 $ 819,451
Australia 3 Year Bonds ........................ Long 2,020 168,915,762 9/15/20 1,936,952
Canada 10 Year Bonds ........................ Long 1,902 219,680,006 9/21/20 2,774,586
Euro-OAT .................................. Long 550 109,319,203 9/08/20 3,987,178
U.S. Treasury 10 Year Notes .................... Long 665 93,151,953 9/21/20 694,636
U.S. Treasury 10 Year Ultra Notes ................ Short 1,755 279,483,750 9/21/20 (4,741,575)
U.S. Treasury 2 Year Notes ..................... Long 1,938 428,267,721 9/30/20 383,674
U.S. Treasury 5 Year Notes ..................... Long 2,499 315,186,375 9/30/20 1,734,646
U.S. Treasury Long Bonds ..................... Long 895 163,141,719 9/21/20 3,745,866
U.S. Treasury Ultra Bonds ...................... Long 631 143,670,812 9/21/20 7,020,479
Total Futures Contracts ...................................................................... $18,355,893
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. JPHQ Buy 20,100,000 22,783,993 8/05/20 $ 891,341 $ —
Euro ............. JPHQ Sell 20,100,000 22,631,595 8/05/20 — (1,043,739)
Australian Dollar .... JPHQ Buy 79,500,000 56,580,798 8/06/20 227,799 (1,394)
Australian Dollar .... JPHQ Sell 79,500,000 48,038,670 8/06/20 — (8,768,532)
Japanese Yen ...... JPHQ Buy 6,100,000,000 57,212,530 8/13/20 413,810 —
Japanese Yen ...... JPHQ Sell 12,417,936,000 138,825,433 8/13/20 2,027 (800,907)
Singapore Dollar .... JPHQ Sell 150,000,000 11,187,007,500 JPY 8/13/20 — (3,500,894)
Chinese Yuan ...... JPHQ Buy 153,300,000 21,964,954 8/21/20 — (56,143)
Chinese Yuan ...... JPHQ Sell 153,300,000 21,773,713 8/21/20 — (135,098)
Japanese Yen ...... JPHQ Buy 3,750,000,000 35,874,697 9/14/20 — (434,636)
Japanese Yen ...... JPHQ Sell 3,750,000,000 35,124,100 9/14/20 — (315,961)
Canadian Dollar .... JPHQ Sell 50,180,000 36,236,280 9/15/20 — (1,232,005)
Euro ............. DBAB Sell 2,178,384 2,450,987 9/15/20 — (117,297)
Euro ............. JPHQ Buy 67,100,000 77,324,322 9/15/20 1,785,636 —
Euro ............. JPHQ Sell 68,474,138 77,026,558 9/15/20 — (3,703,490)
Norwegian Krone ... JPHQ Buy 233,800,000 23,148,973 9/15/20 2,532,204 —
Norwegian Krone ... JPHQ Sell 233,800,000 22,921,569 9/15/20 — (2,759,609)
Korean Won ....... JPHQ Sell 14,000,000,000 11,405,295 9/16/20 — (311,655)
Turkish Lira ........ JPHQ Buy 72,700,000 10,221,441 10/13/20 — (291,624)
Indonesian Rupiah .. DBAB Buy 139,844,100,000 9,566,896 12/07/20 — (267,823)
Indonesian Rupiah .. JPHQ Buy 92,000,000,000 6,255,817 12/07/20 — (138,185)
Australian Dollar .... JPHQ Sell 34,750,000 23,919,120 12/24/20 — (919,821)
Japanese Yen ...... JPHQ Buy 6,888,000,000 64,591,996 1/13/21 637,688 —
Japanese Yen ...... JPHQ Sell 1,206,752,832 11,328,600 1/13/21 — (99,406)

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

At July 31, 2020, the Fund had the following credit default swap contracts outstanding. See Note 3 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Canadian Dollar .... JPHQ Sell 15,200,000 11,198,373 1/14/21 $ — $ (154,359)
Euro ............. JPHQ Sell 930,686 1,068,838 1/14/21 — (31,470)
Australian Dollar .... JPHQ Sell 16,600,000 11,866,676 1/28/21 780 —
Total Forward Exchange Contracts ................................................... $6,491,285 $(25,084,048)
Net unrealized appreciation (depreciation) ............................................ $(18,592,763)
*
In U.S. dollars unless otherwise stated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party *
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c)(d)
Traded Index
CDX.NA.IG.33 ...... 1.00% Quarterly 12/20/24 $ 29,300,000 $ 453,588 $ 311,166 $ 142,422
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $453,588 $311,166 $142,422
OTC Swap Contracts
Contracts to Buy Protection
(c)
Single Name
Ally Financial, Inc. ... (5.00)% Quarterly JPHQ 12/20/24 20,750,000 (3,529,334) (3,402,170) (127,164)
Avon Products, Inc. .. (5.00)% Quarterly CITI 3/20/23 8,800,000 (182,235) (674,550) 492,315
Italy Government Bond (1.00)% Quarterly BZWS 6/20/23 10,600,000 (53,382) 66,662 (120,044)
Nabors Industries, Inc. (1.00)% Quarterly CITI 12/20/21 10,225,000 3,527,207 206,455 3,320,752
Contracts to Sell Protection
(c)(d)
Single Name
Goldman Sachs Group,
Inc. (The) ....... 1.00% Quarterly JPHQ 12/20/24 20,750,000 340,219 313,541 26,678 BBB+
Italy Government Bond 1.00% Quarterly BZWS 6/20/23 10,600,000 (46,373) (292,322) 245,949 NR
Morgan Stanley ..... 1.00% Quarterly JPHQ 12/20/24 20,750,000 414,925 344,128 70,797 BBB+
Nabors Industries, Inc. 1.00% Quarterly CITI 12/20/23 10,225,000 (6,244,673) (1,036,487) (5,208,186) CCC-
Traded Index
(e)
BNP Paribas Bespoke
Rodez Index,
Mezzanine Tranche
5-7% .......... 2.00% Quarterly BNDP 12/20/20 5,300,000 (438,566) — (438,566)
Non-
Investment
Grade
(e)
BNP Paribas Bespoke
Rodez2 Index,
Mezzanine Tranche
5-7% .......... 3.20% Quarterly BNDP 12/20/20 2,700,000 (128,914) — (128,914)
Non-
Investment
Grade
(e)
Citibank Bespoke
Palma Index,
Mezzanine Tranche
5-7% .......... 2.30% Quarterly CITI 6/20/21 5,900,000 (382,306) — (382,306)
Non-
Investment
Grade

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

*Posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end.
At July 31, 2020, the Fund had the following cross-currency swap contracts outstanding. See Note
3
.
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts (continued)
Contracts to Sell Protection
(c)(d)
(continued)
Traded Index (continued)
(e)
Citibank Bespoke
Phoenix Index,
Mezzanine Tranche
5-7% .......... 2.90% Quarterly CITI 12/20/21 $ 7,800,000 $ (1,044,273) $ — $ (1,044,273)
Non-
Investment
Grade
MCDX.NA.MAIN.31 .. 1.00% Quarterly CITI 12/20/23 2,325,000 (8,214) 15,939 (24,153)
Investment
Grade
(e)
Morgan Stanley
Bespoke Pecan
Index, Mezzanine
Tranche 5-10% ... 4.10% Quarterly MSCO 12/20/21 8,300,000 (2,275,445) — (2,275,445)
Non-
Investment
Grade
(e)
Morgan Stanley
Bespoke Pecan
Index, Mezzanine
Tranche 5-10% ... 3.98% Quarterly MSCO 12/20/21 8,300,000 (2,783,971) — (2,783,971)
Non-
Investment
Grade
Total OTC Swap Contracts .............................................. $(12,835,335) $(4,458,804) $(8,376,531)
Total Credit Default Swap Contracts .................................... $(12,381,747) $ (4,147,638) $(8,234,109)
Counterparty
Collateral
Pledged
(Received)
BNDP $720,000
BZWS 290,000
CITI 19,020,000
DBAB 340,000
JPHQ 9,810,000
MSCO 6,230,000
Total collateral
$46,410,000
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
(e)
Represents a custom index comprised of a basket of underlying instruments.

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

Cross-Currency Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
Value/
Unrealized
Appreciation
(Depreciation)
aA aaa aaa aaa
OTC Swap Contracts
Receive Floating 3-month USD LIBOR + 2.87% ..... Quarterly 3,137,400 USD
Pay Fixed 2.5% ............................. Annual CITI 5/04/21 2,700,000 EUR $ (40,714)
Receive Floating 3-month USD LIBOR + 1.334% ..... Quarterly 8,176,000 USD
Pay Floating 3-month EURIBOR + 1.12% ......... Quarterly CITI 7/10/21 7,300,000 EUR (413,886)
Receive Floating 3-month USD LIBOR + 1.23% ..... Quarterly 2,830,500 USD
Pay Floating 3-month EURIBOR + 1.07% ......... Quarterly CITI 9/17/21 2,550,000 EUR (170,925)
Receive Floating 3-month USD LIBOR + 1.87% ..... Quarterly 6,160,000 USD
Pay Floating 3-month EURIBOR + 1.7% .......... Quarterly CITI 10/15/21 5,600,000 EUR (438,809)
Receive Floating 3-month USD LIBOR + 1.25% ..... Quarterly 28,471,500 USD
Pay Floating 3-month EURIBOR + 1.1% .......... Quarterly CITI 10/30/21 25,650,000 EUR (1,749,206)
Receive Floating 3-month USD LIBOR + 1.175% ..... Quarterly 66,465,750 USD
Pay Floating 3-month EURIBOR + 1.05% ......... Quarterly CITI 11/22/21 60,150,000 EUR (4,349,280)
Receive Floating 3-month USD LIBOR + 1.17% ..... Quarterly 25,086,000 USD
Pay Floating 3-month EURIBOR + 1.05% ......... Quarterly CITI 11/29/21 22,600,000 EUR (1,524,908)
Receive Floating 3-month USD LIBOR + 1.174% ..... Quarterly 51,115,500 USD
Pay Floating 3-month EURIBOR + 1.05% ......... Quarterly CITI 12/10/21 46,050,000 EUR (3,114,523)
Receive Floating 3-month USD LIBOR + 1.318% ..... Quarterly 35,853,000 USD
Pay Floating 3-month EURIBOR + 1.2% .......... Quarterly CITI 12/12/21 32,300,000 EUR (2,196,126)
Total Cross Currency Swap Contracts ........................................................... $(13,998,377)

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

At July 31, 2020, the Fund had the following inflation index swap contracts outstanding. See Note 3 .
At July 31, 2020, the Fund had the following total return swap contracts outstanding. See Note 3.
See Abbreviations on page 119 .
Inflation Index Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
Centrally Cleared Swap Contracts
Receive variable change
  in USA CPI-U ........ At Maturity
Pay Fixed 1.913% ..... At Maturity 1/14/29 $ 37,900,000 $ (1,394,050) $ — $ (1,394,050)
Receive variable change
  in USA CPI-U ........ At Maturity
Pay Fixed 1.943% ..... At Maturity 1/15/29 98,100,000 (3,907,982) — (3,907,982)
Total Inflation Index Swap Contracts .................................. $(5,302,032) $— $(5,302,032)
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
(a)
Markit iBoxx EUR Corporates Total Return Index ..
3-month
EURIBOR Quarterly JPHQ 9/20/20 28,250,000 EUR $ 2,584
Markit iBoxx EUR Corporates Total Return Index ..
3-month
EURIBOR Quarterly JPHQ 9/20/20 13,350,000 EUR (10,971)
Total Return Swap Contracts .................................................................... $(8,387)
*
In U.S. dollars unless otherwise stated.
(a)
The Fund receives the total return on the underlying instrument and pays a variable financing rate.

Franklin Investors Securities Trust

Quarterly Statement of Investments
Notes to Financial Statements (unaudited)
1. Organization
Franklin Investors Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of seven separate funds, and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by
Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds, and derivative financial instruments listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

Quarterly Statement of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At July 31, 2020, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy. See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Derivative Financial Instruments
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
2. Financial Instrument Valuation
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

Quarterly Statement of Investments
At July 31, 2020, the Funds received U.S. Treasury Bills, Bonds and Notes as collateral for derivatives, as follows:
Franklin Total Return Fund - $2,718,000
Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.
Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.
Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.
Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.
Certain or all Funds entered into OTC cross currency swap contracts primarily to manage and/or gain exposure to certain foreign currencies. A cross currency swap is an agreement between the Fund and a counterparty to exchange cash flows
(determined using either a fixed or floating rate) based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the opening of the contract. Cross currency swaps may require the exchange of notional amounts at the opening and/or closing of the contract. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the cross currency swap contract and prevailing market conditions (interest rate spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.
Certain or all Funds entered into inflation index swap contracts primarily to manage and/or gain exposure to inflation risk.
An inflation index swap is an agreement between the Fund and a counterparty to exchange cash flows whereby one party makes payments based on the percentage change in an index that serves as a measure of inflation and the other party makes a regular payment based on a compounded fixed rate, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC inflation index swap) or may be executed on a registered exchange (centrally cleared inflation index swap). For centrally cleared inflation index swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract,
3. Derivative Financial Instruments
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

Quarterly Statement of Investments
contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Typically, an inflation index swap has payment obligations netted and exchanged upon maturity.
Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.
Certain or all Funds entered into OTC total return swap contracts primarily to manage and/or gain exposure to credit and other market risks of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.
Certain or all Funds purchased or wrote exchange traded and OTC option contracts primarily to manage and/or gain exposure to equity price/interest rate/foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.
Certain or all Funds invest in value recovery instruments (VRI) primarily to gain exposure to economic growth. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.
The following Funds have invested in derivatives during the period.
Franklin Floating Rate Daily Access Fund - Swaps
Franklin Low Duration Total Return Fund - Futures, forwards, options and swaps
Franklin Managed Income Fund - Options
Franklin Total Return Fund - Futures, forwards, options, swaps and VRI
4. Mortgage Dollar Rolls
Franklin Low Duration Total Return Fund and Franklin Total Return Fund enter into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains
3. Derivative Financial Instruments
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

Quarterly Statement of Investments
or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
5. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
6. Restricted Securities
At July 31, 2020, investments in restricted securities, excluding securities exempt from registration under the Securities Act of
1933, were as follows:
Principal
Amount * /
Shares /
Units Issuer
Acquisition
Date Cost Value
Franklin Floating Rate Daily Access Fund
1,219,956
a
Appvion Operations, Inc. ...................... 6/14/18 - 4/12/19 $ 12,791,766 $ 23,885,074
170,300
b
Remington Outdoor Co., Inc., Litigation Units ....... 5/16/18 - 4/12/19 — —
Total Restricted Securities (Value is 1.72% of Net Assets) ............. $12,791,766 $23,885,074
Principal
Amount * /
Shares /
Units Issuer
Acquisition
Date Cost Value
Franklin Low Duration Total Return Fund
24,739
c
Appvion Operations, Inc. ...................... 4/12/19 $ 334,607 $ 484,363
12,326,925 ZAR
d
K2016470219 South Africa Ltd., A ............... 4/15/13 – 2/01/17 92,077 —
1,226,701 ZAR
d
K2016470219 South Africa Ltd., B ............... 2/01/17 911 —
16,078
e
Remington Outdoor Co., Inc., Litigation Units ....... 5/16/18 - 4/12/19 — —
Total Restricted Securities (Value is 0.02% of Net Assets) ............. $427,595 $484,363
Principal
Amount * /
Shares /
Units Issuer
Acquisition
Date Cost Value
Franklin Total Return Fund
13,033
f
Appvion Operations, Inc. ...................... 4/12/19 $ 176,272 $ 255,165
28,762,824 ZAR
g
K2016470219 South Africa Ltd., A ............... 4/15/13 – 2/01/17 221,469 —
2,862,311 ZAR
g
K2016470219 South Africa Ltd., B ............... 2/01/17 2,125 —
4. Mortgage Dollar Rolls
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

Quarterly Statement of Investments
7. Unfunded Loan Commitments
Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Statements of
Investments.
 At July 31, 2020, unfunded commitments were as follows:
Principal
Amount*/
Shares/
Units Issuer
Acquisition
Date Cost Value
Franklin Total Return Fund (continued)
4,897
h
Remington Outdoor Co., Inc., Litigation Units ....... 4/12/19 $ — $ —
Total Restricted Securities (Value is 0.01% of Net Assets) ............. $399,866 $255,165
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $28,526,767 as of July 31, 2020.
b
The Fund also invests in unrestricted securities of the issuer, valued at $452,233 as of July 31, 2020.
c
The Fund also invests in unrestricted securities of the issuer, valued at $352,943 as of July 31, 2020.
d
The Fund also invests in unrestricted securities of the issuer, valued at $1,469 as of July 31, 2020.
e
The Fund also invests in unrestricted securities of the issuer, valued at $42,697 as of July 31, 2020.
f
The Fund also invests in unrestricted securities of the issuer, valued at $185,932 as of July 31, 2020.
g
The Fund also invests in unrestricted securities of the issuer, valued at $3,428 as of July 31, 2020.
h
The Fund also invests in unrestricted securities of the issuer, valued at $13,005 as of July 31, 2020.
Borrower Unfunded Commitment
Franklin Floating Rate Daily Access Fund
Pathway Vet Alliance LLC $332,849
24 Hour Fitness Worldwide, Inc. 5,355,357
Total
$5,688,206
Franklin Low Duration Total Return Fund
Pathway Vet Alliance LLC $72,961
Total
$72,961
Franklin Total Return Fund
Pathway Vet Alliance LLC $126,592
24 Hour Fitness Worldwide, Inc. 695,263
Total
$821,855
6. Restricted Securities
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

Quarterly Statement of Investments
8. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended July 31, 2020, investments in “affiliated companies” were as follows:
9. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended July 31, 2020, investments in affiliated management investment companies were as follows:
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount
*
Held
at End
of Period
Investment
Income
Franklin Floating Rate Daily Access Fund
Non-Controlled Affiliates
Dividends
Appvion Operations, Inc. .... $ 16,265,063 $ — $ — $ — $ 7,620,011 $ 23,885,074 1,219,956 $ —
Remington Outdoor Co., Inc. . 1,808,932 — — — (1,356,699) 452,233 1,808,932 —
Remington Outdoor Co., Inc.,
Litigation Units ......... — — — — — — 170,300 —
Interest
Appvion Operations, Inc., Term
Loan, 7%, (3-month USD
LIBOR + 6%), 6/12/26 .... 45,636,106 7,997
a
(16,076,575) 20,257 (1,061,018) 28,526,767 29,108,946 2,245,407
Total Affiliated Securities
(Value is 3.8% of Net Assets) $63,710,101 $7,997 $(16,076,575) 20,257 5,202,294 $52,864,074 $2,245,407
*
In U.S. dollars unless otherwise indicated.
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

Quarterly Statement of Investments
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a a a a a a a a a
Franklin Adjustable U.S. Government Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $35,052,748 $26,783,931 $(23,346,625) $ — $ — $ 38,490,054 38,490,054 $ 163,447
Total Affiliated Securities .... $35,052,748 $26,783,931 $(23,346,625) $— $— $38,490,054 $163,447
Franklin Convertible Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $89,909,657 $939,901,980 $(866,877,749) — — 162,933,888 162,933,888 435,826
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $— $85,579,000 $(83,837,000) $ — $ — $ 1,742,000 1,742,000 $ 17,040
Total Affiliated Securities .... $89,909,657 $1,025,480,980 $(950,714,749) $— $— $164,675,888 $452,866
Franklin Equity Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $69,588,667 $310,663,510 $(358,964,408) — — 21,287,769 21,287,769 196,678
Total Affiliated Securities .... $69,588,667 $310,663,510 $(358,964,408) $— $— $21,287,769 $196,678
9. Investments in Affiliated Management Investment Companies
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

Quarterly Statement of Investments
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a a a a a a a a a
Franklin Floating Rate Daily Access Fund
Controlled Affiliates
Dividends
Franklin Floating Rate Income Fund $56,546,081 $— $(7,489,422) $ (3,159,629) $ (3,474,276) $ 42,422,754 5,779,667 $ 2,019,300
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $103,958,277 $239,914,333 $(261,455,094) $ — $ — $ 82,417,516 82,417,516 $ 388,772
Total Affiliated Securities .... $160,504,358 $239,914,333 $(268,944,516) $(3,159,629) $(3,474,276) $124,840,270 $2,408,073
Franklin Low Duration Total Return Fund
Controlled Affiliates
Dividends
Franklin Floating Rate Income Fund $19,759,574 $— $— — (2,222,056) 17,537,518 2,389,308 739,648
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $108,041,040 $1,554,452,981 $(1,507,263,369) — — 155,230,652 155,230,652 590,556
Total Affiliated Securities .... $127,800,614 $1,554,452,981 $(1,507,263,369) $— $(2,222,056) $172,768,170 $1,330,204
Franklin Managed Income Fund
Controlled Affiliates
Dividends
Franklin Liberty US Low Volatility
ETF .................... $36,596,800 $— $— — 1,425,300 38,022,100 1,000,000 347,952
Franklin Liberty Systematic Style
Premia ETF .............. $— $29,959,563 $— — (3,122,563) 26,837,000 1,175,000 60,020
Franklin FTSE United Kingdom
ETF .................... $— $46,079,500 $— — (6,979,500) 39,100,000 2,000,000 637,180
Total Controlled Affiliates .... $36,596,800 $76,039,063 $— $ — $ (8,676,763) $103,959,100 $ 1,045,152
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $331,668,940 $1,270,352,333 $(1,575,116,877) — — 26,904,396 26,904,396 774,036
Total Affiliated Securities .... $368,265,740 $1,346,391,396 $(1,575,116,877) $— $(8,676,763) $130,863,496 $1,819,188
Franklin Total Return Fund
Controlled Affiliates
Dividends
Franklin Liberty Senior Loan ETF $22,730,691 $— $— — (844,453) 21,886,238 914,900 579,236
Franklin Liberty Investment Grade
Corporate ETF ............ $369,960,975 $99,558,199 $— — 31,299,517 500,818,691 18,335,000 13,213,155
Franklin Liberty High Yield
Corporate ETF ............ $— $99,991,725 $— — (1,407,525) 98,584,200 3,830,000 3,110,018
9. Investments in Affiliated Management Investment Companies
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

Quarterly Statement of Investments
10. Investments in FT Holdings Corporation I (FT Subsidiary)
Franklin Total Return Fund invests in certain financial instruments through its investment in FT Subsidiary. FT Subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At July 31, 2020, FT Subsidiary’s investment, Turtle Bay Resort, as well as any other assets and liabilities of FT Subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At July
31, 2020, the net assets of FT Subsidiary were $5,157,027, representing 0.1% of the Fund’s consolidated net assets. The
Fund’s investment in FT Subsidiary is limited to 25% of consolidated assets.
11. Reorganization
On December 6, 2019, Franklin Low Duration Total Return (Surviving Fund), pursuant to a plan of reorganization approved on October 18, 2019, by shareholders of Franklin Flexible Alpha Bond Fund (Acquired Fund), a series of Franklin Strategic
Series, acquired 100% of the Acquired Fund’s net assets, primarily made up of investment securities, through a tax-free exchange of shares of the Surviving Fund for the net assets of the Acquired Fund.
On January 31, 2020, Franklin Total Return (Surviving Fund), pursuant to a plan of reorganization approved on December 6,
2019, by shareholders of Franklin Real Return Fund (Acquired Fund), a series of Franklin Investors Securities Trust, acquired
100% of the Acquired Fund’s net assets, primarily made up of investment securities, through a tax-free exchange of shares of the Surviving Fund for the net assets of the Acquired Fund.
12. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a a a a a a a a a
Franklin Total Return Fund (continued)
Franklin Floating Rate Income Fund $12,812,795 $— $— $ — $ (1,440,858) $ 11,371,937 1,549,310 $ 477,995
Total Controlled Affiliates .... $405,504,461 $199,549,924 $— — 27,606,681 $632,661,066 17,380,403
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $373,627,760 $2,333,952,324 $(2,523,769,519) — — 183,810,565 183,810,565 635,485
Total Affiliated Securities .... $779,132,221 $2,533,502,248 $(2,523,769,519) $— $27,606,681 $816,471,631 $18,015,888
9. Investments in Affiliated Management Investment Companies
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

Quarterly Statement of Investments
A summary of inputs used as of July 31, 2020, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Adjustable U.S. Government Securities Fund
Assets:
Investments in Securities:
a
Commercial Mortgage-Backed Securities ...... $ — $ 13,893,243 $ — $ 13,893,243
Mortgage-Backed Securities ................ — 699,233,709 — 699,233,709
Short Term Investments ................... 38,490,054 15,110,244 — 53,600,298
Total Investments in Securities ........... $38,490,054 $728,237,196 $— $766,727,250
Franklin Convertible Securities Fund
Assets:
Investments in Securities:
Convertible Preferred Stocks :
Auto Components ...................... 54,171,300 — — 54,171,300
Chemicals ........................... 54,556,994 — — 54,556,994
Electric Utilities ........................ 139,449,000 — — 139,449,000
Food Products ........................ 59,528,700 — — 59,528,700
Gas Utilities .......................... 14,245,200 — — 14,245,200
Health Care Equipment & Supplies ......... 93,838,167 — — 93,838,167
Health Care Technology ................. 13,512,000 — — 13,512,000
Life Sciences Tools & Services ............ 59,146,600 — — 59,146,600
Machinery ............................ 30,372,957 — — 30,372,957
Multi-Utilities .......................... 100,044,690 — — 100,044,690
Semiconductors & Semiconductor Equipment . 81,118,701 — — 81,118,701
Water Utilities ......................... 45,337,600 — — 45,337,600
Wireless Telecommunication Services ....... — 39,595,620 — 39,595,620
Convertible Bonds ....................... — 3,446,949,417 — 3,446,949,417
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 164,675,888 436,491 — 165,112,379
Total Investments in Securities ........... $909,997,797 $3,486,981,528 $— $4,396,979,325
Franklin Equity Income Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 78,688,395 — — 78,688,395
Banks ............................... 228,367,375 — — 228,367,375
Beverages ........................... 113,344,500 — — 113,344,500
Capital Markets ........................ 141,941,195 — — 141,941,195
Chemicals ........................... — 16,548,416 — 16,548,416
Commercial Services & Supplies ........... 42,316,250 — — 42,316,250
Communications Equipment .............. 20,959,500 — — 20,959,500
Diversified Telecommunication Services ..... 69,816,213 — — 69,816,213
Electric Utilities ........................ 208,777,890 — — 208,777,890
Electrical Equipment .................... 19,223,100 — — 19,223,100
Equity Real Estate Investment Trusts (REITs) . 57,014,950 — — 57,014,950
Food & Staples Retailing ................. 53,054,000 — — 53,054,000
Food Products ........................ — 23,783,052 — 23,783,052
Health Care Equipment & Supplies ......... 76,560,170 — — 76,560,170
Health Care Providers & Services .......... 48,600,340 — — 48,600,340
Hotels, Restaurants & Leisure ............. 40,798,800 — — 40,798,800
Household Products .................... 73,427,200 — — 73,427,200
Insurance ............................ 21,014,295 — — 21,014,295
Machinery ............................ 16,633,440 — — 16,633,440
Media ............................... 44,062,600 — — 44,062,600
Multiline Retail ........................ 50,540,820 — — 50,540,820
12. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Equity Income Fund (continued)
Assets:
Investments in Securities:
Common Stocks:
Oil, Gas & Consumable Fuels ............. $ 104,549,764 $ — $ — $ 104,549,764
Personal Products ..................... 22,431,400 — — 22,431,400
Pharmaceuticals ....................... 151,679,304 — — 151,679,304
Road & Rail .......................... 49,013,550 — — 49,013,550
Semiconductors & Semiconductor Equipment . 74,466,977 — — 74,466,977
Software ............................. 73,597,540 — — 73,597,540
Specialty Retail ........................ 28,292,900 — — 28,292,900
Technology Hardware, Storage & Peripherals . 38,253,600 — — 38,253,600
Trading Companies & Distributors .......... 8,232,000 — — 8,232,000
Wireless Telecommunication Services ....... 10,005,800 — — 10,005,800
Equity-Linked Securities ................... — 235,411,703 — 235,411,703
Convertible Preferred Stocks ............... 169,412,198 — — 169,412,198
Short Term Investments ................... 21,287,769 — — 21,287,769
Total Investments in Securities ........... $2,156,363,835 $275,743,171 $— $2,432,107,006
Franklin Floating Rate Daily Access Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — — 452,233 452,233
Oil, Gas & Consumable Fuels ............. — 2,380,279 — 2,380,279
Paper & Forest Products ................. — — 23,885,074 23,885,074
Road & Rail .......................... — — 336,378 336,378
Management Investment Companies ......... 42,422,754 — — 42,422,754
Corporate Bonds :
Hotels, Restaurants & Leisure ............. — 511,697 — 511,697
Media ............................... — 1,544,970 — 1,544,970
Road & Rail .......................... — — 17,469,430 17,469,430
Senior Floating Rate Interests ............... — 1,096,133,567 54,216,127 1,150,349,694
Asset-Backed Securities .................. — 81,866,862 — 81,866,862
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 82,417,516 — — 82,417,516
Total Investments in Securities ........... $124,840,270 $1,182,437,375 $96,359,242 $1,403,636,887
Liabilities:
Other Financial Instruments:
Unfunded Loan Commitments ............... $ — $ 55,785 $ — $ 55,785
Total Other Financial Instruments ......... $— $55,785 $— $55,785
Franklin Low Duration Total Return Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — — 42,697 42,697
Multiline Retail ........................ — — —
b
—
Oil, Gas & Consumable Fuels ............. 5,415 — — 5,415
Paper & Forest Products ................. 16,935 — 484,363 501,298
Road & Rail .......................... — — 5,547 5,547
Management Investment Companies ......... 17,537,518 — — 17,537,518
Warrants :
Oil, Gas & Consumable Fuels ............. — — 1,580 1,580
Paper & Forest Products ................. 124 — — 124
Corporate Bonds :
Air Freight & Logistics ................... — 29,812,454 — 29,812,454
12. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Low Duration Total Return Fund (continued)
Assets:
Investments in Securities:
Corporate Bonds:
Auto Components ...................... $ — $ 993,108 $ — $ 993,108
Banks ............................... — 149,740,490 — 149,740,490
Beverages ........................... — 7,358,811 — 7,358,811
Biotechnology ......................... — 11,320,483 — 11,320,483
Capital Markets ........................ — 37,694,309 — 37,694,309
Chemicals ........................... — 24,827,751 — 24,827,751
Commercial Services & Supplies ........... — 1,446,808 — 1,446,808
Construction & Engineering ............... — 2,022,000 — 2,022,000
Consumer Finance ..................... — 31,879,031 — 31,879,031
Containers & Packaging ................. — 10,773,132 — 10,773,132
Diversified Financial Services ............. — 2,758,622 — 2,758,622
Diversified Telecommunication Services ..... — 1,730,796 — 1,730,796
Electric Utilities ........................ — 54,554,353 — 54,554,353
Electrical Equipment .................... — 4,055,101 — 4,055,101
Electronic Equipment, Instruments &
Components ........................ — 620,284 — 620,284
Energy Equipment & Services ............. — 9,843,841 — 9,843,841
Entertainment ......................... — 8,930,693 — 8,930,693
Equity Real Estate Investment Trusts (REITs) . — 9,878,714 — 9,878,714
Food & Staples Retailing ................. — 3,014,597 — 3,014,597
Health Care Equipment & Supplies ......... — 367,134 — 367,134
Health Care Providers & Services .......... — 31,425,373 — 31,425,373
Independent Power and Renewable Electricity
Producers .......................... — 3,460,860 — 3,460,860
Industrial Conglomerates ................ — 5,797,595 — 5,797,595
Insurance ............................ — 34,167,390 — 34,167,390
Interactive Media & Services .............. — 19,844,405 — 19,844,405
Internet & Direct Marketing Retail .......... — 16,039,174 — 16,039,174
IT Services ........................... — 5,572,922 — 5,572,922
Machinery ............................ — 10,299,025 — 10,299,025
Media ............................... — 11,345,568 — 11,345,568
Metals & Mining ....................... — 5,939,860 — 5,939,860
Multiline Retail ........................ — — 1,469
b
1,469
Multi-Utilities .......................... — 1,432,234 — 1,432,234
Oil, Gas & Consumable Fuels ............. — 61,262,459 — 61,262,459
Personal Products ..................... — 5,989,540 — 5,989,540
Pharmaceuticals ....................... — 10,709,666 — 10,709,666
Real Estate Management & Development .... — 2,678,603 — 2,678,603
Road & Rail .......................... — 9,882,594 287,835 10,170,429
Semiconductors & Semiconductor Equipment . — 5,586,836 — 5,586,836
Specialty Retail ........................ — 624,000 — 624,000
Thrifts & Mortgage Finance ............... — 7,337,027 — 7,337,027
Tobacco ............................. — 7,222,401 — 7,222,401
Wireless Telecommunication Services ....... — 792,238 — 792,238
Senior Floating Rate Interests ............... — 79,742,592 2,905,659 82,648,251
Marketplace Loans ...................... — — 26,441,467 26,441,467
Loan Participations and Assignments ......... — 6,285,860 — 6,285,860
Foreign Government and Agency Securities .... — 164,801,383 — 164,801,383
U.S. Government and Agency Securities ....... — 132,470,642 — 132,470,642
Asset-Backed Securities :
Airlines .............................. — 39,302 — 39,302
Commercial Services & Supplies ........... — 25,380,755 — 25,380,755
Consumer Finance ..................... — 23,066,443 — 23,066,443
12. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Low Duration Total Return Fund (continued)
Assets:
Investments in Securities:
Asset-Backed Securities:
Diversified Financial Services ............. $ — $ 668,399,896 $ 594,900 $ 668,994,796
Thrifts & Mortgage Finance ............... — 2,071,901 — 2,071,901
Commercial Mortgage-Backed Securities ...... — 542,031,085 — 542,031,085
Mortgage-Backed Securities ................ — 94,633,838 — 94,633,838
Municipal Bonds ......................... — 73,725,306 — 73,725,306
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 158,630,583 — — 158,630,583
Total Investments in Securities ........... $176,190,575 $2,473,681,285 $30,765,517 $2,680,637,377
Other Financial Instruments:
Forward exchange contracts ................ — 9,943,320 — 9,943,320
Futures contracts ........................ 2,333,396 — — 2,333,396
Swap contracts .......................... — 3,619,624 — 3,619,624
Unfunded Loan Commitments ............... — 24,173 — 24,173
Total Other Financial Instruments ......... $2,333,396 $13,587,117 $— $15,920,513
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ — 12,736,701 — 12,736,701
Futures contracts ........................ 4,712,244 — — 4,712,244
Swap contracts .......................... — 21,517,702 — 21,517,702
Total Other Financial Instruments ......... $4,712,244 $34,254,403 $— $38,966,647
Franklin Managed Income Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 43,290,929 — — 43,290,929
Automobiles .......................... 12,445,000 — — 12,445,000
Banks ............................... 170,005,500 — — 170,005,500
Beverages ........................... 67,883,648 — — 67,883,648
Biotechnology ......................... 23,727,500 — — 23,727,500
Capital Markets ........................ 42,770,000 — — 42,770,000
Diversified Telecommunication Services ..... 57,480,000 20,031,997 — 77,511,997
Electric Utilities ........................ 43,829,500 — — 43,829,500
Food Products ........................ 59,465,000 — — 59,465,000
Health Care Providers & Services .......... 61,527,800 — — 61,527,800
Household Products .................... 59,004,000 — — 59,004,000
Industrial Conglomerates ................ 44,811,000 — — 44,811,000
Insurance ............................ 11,442,000 — — 11,442,000
IT Services ........................... 24,588,000 — — 24,588,000
Multiline Retail ........................ 25,176,000 — — 25,176,000
Multi-Utilities .......................... 63,641,000 — — 63,641,000
Oil, Gas & Consumable Fuels ............. 143,603,500 — — 143,603,500
Pharmaceuticals ....................... 121,272,000 — — 121,272,000
Road & Rail .......................... 35,536,750 — — 35,536,750
Semiconductors & Semiconductor Equipment . 59,202,500 — — 59,202,500
Trading Companies & Distributors .......... 35,280,000 — — 35,280,000
Wireless Telecommunication Services ....... — 15,029,646 — 15,029,646
Management Investment Companies ......... 103,959,100 — — 103,959,100
Equity-Linked Securities ................... — 537,573,032 — 537,573,032
Convertible Preferred Stocks ............... 414,441,820 — — 414,441,820
Preferred Stocks ........................ 13,317,749 — — 13,317,749
Corporate Bonds ........................ — 1,074,271,429 — 1,074,271,429
12. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Managed Income Fund (continued)
Assets:
Investments in Securities:
Common Stocks:
U.S. Government and Agency Securities ....... $ — $ 125,980,430 $ — $ 125,980,430
Mortgage-Backed Securities ................ — 88,249,470 — 88,249,470
Options purchased ....................... 4,270,000 — — 4,270,000
Short Term Investments ................... 26,904,396 — — 26,904,396
Total Investments in Securities ........... $1,768,874,692 $1,861,136,004 $— $3,630,010,696
Liabilities:
Other Financial Instruments:
Options written .......................... $ 2,178,800 $ — $ — $ 2,178,800
Total Other Financial Instruments ......... $2,178,800 $— $— $2,178,800
Franklin Total Return Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — — 13,005 13,005
Energy Equipment & Services ............. 59,007 — — 59,007
Hotels, Restaurants & Leisure ............. — — 34,112 34,112
Multiline Retail ........................ — — —
b
—
Oil, Gas & Consumable Fuels ............. 24,076 — — 24,076
Paper & Forest Products ................. 84,908 — 255,165 340,073
Road & Rail .......................... — — 2,925 2,925
Management Investment Companies ......... 632,661,066 — — 632,661,066
Preferred Stocks ........................ 2,511,000 — — 2,511,000
Warrants :
Oil, Gas & Consumable Fuels ............. — — 3,687 3,687
Paper & Forest Products ................. 622 — — 622
Corporate Bonds :
Aerospace & Defense ................... — 11,409,482 — 11,409,482
Air Freight & Logistics ................... — 40,280,211 — 40,280,211
Auto Components ...................... — 6,002,742 — 6,002,742
Banks ............................... — 143,409,760 — 143,409,760
Beverages ........................... — 55,715,962 — 55,715,962
Biotechnology ......................... — 72,894,701 — 72,894,701
Capital Markets ........................ — 24,647,971 — 24,647,971
Chemicals ........................... — 32,996,799 — 32,996,799
Commercial Services & Supplies ........... — 2,629,175 — 2,629,175
Communications Equipment .............. — 2,905,635 — 2,905,635
Construction & Engineering ............... — 3,791,250 — 3,791,250
Consumer Finance ..................... — 24,012,855 — 24,012,855
Containers & Packaging ................. — 36,510,897 — 36,510,897
Distributors ........................... — 3,069,465 — 3,069,465
Diversified Financial Services ............. — 2,261,912 — 2,261,912
Diversified Telecommunication Services ..... — 60,010,486 — 60,010,486
Electric Utilities ........................ — 109,881,896 — 109,881,896
Electrical Equipment .................... — 2,624,166 — 2,624,166
Electronic Equipment, Instruments &
Components ........................ — 3,101,420 — 3,101,420
Energy Equipment & Services ............. — 3,054,788 — 3,054,788
Entertainment ......................... — 12,731,700 — 12,731,700
Equity Real Estate Investment Trusts (REITs) . — 21,163,278 — 21,163,278
Food & Staples Retailing ................. — 36,532,672 — 36,532,672
Food Products ........................ — 27,373,143 — 27,373,143
12. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Total Return Fund (continued)
Assets:
Investments in Securities:
Corporate Bonds:
Health Care Equipment & Supplies ......... $ — $ 21,084,403 $ — $ 21,084,403
Health Care Providers & Services .......... — 117,318,117 — 117,318,117
Hotels, Restaurants & Leisure ............. — 2,677,275 — 2,677,275
Household Durables .................... — 23,088,962 — 23,088,962
Household Products .................... — 4,101,763 — 4,101,763
Independent Power and Renewable Electricity
Producers .......................... — 12,136,733 — 12,136,733
Insurance ............................ — 91,017,052 — 91,017,052
Interactive Media & Services .............. — 15,643,638 — 15,643,638
Internet & Direct Marketing Retail .......... — 21,011,421 — 21,011,421
IT Services ........................... — 25,285,443 — 25,285,443
Machinery ............................ — 29,735,935 — 29,735,935
Media ............................... — 57,151,884 — 57,151,884
Metals & Mining ....................... — 11,421,482 — 11,421,482
Multiline Retail ........................ — 18,095,846 3,428
b
18,099,274
Multi-Utilities .......................... — 21,135,312 — 21,135,312
Oil, Gas & Consumable Fuels ............. — 95,336,647 — 95,336,647
Personal Products ..................... — 9,033,068 — 9,033,068
Pharmaceuticals ....................... — 13,539,653 — 13,539,653
Real Estate Management & Development .... — 581,631 — 581,631
Road & Rail .......................... — 29,934,834 151,633 30,086,467
Semiconductors & Semiconductor Equipment . — 29,268,622 — 29,268,622
Software ............................. — 5,793,047 — 5,793,047
Specialty Retail ........................ — 12,986,893 — 12,986,893
Textiles, Apparel & Luxury Goods .......... — 5,928,577 — 5,928,577
Thrifts & Mortgage Finance ............... — 4,990,177 — 4,990,177
Tobacco ............................. — 29,178,719 — 29,178,719
Trading Companies & Distributors .......... — 9,141,373 — 9,141,373
Transportation Infrastructure .............. — 7,936,895 — 7,936,895
Wireless Telecommunication Services ....... — 26,893,595 — 26,893,595
Senior Floating Rate Interests ............... — 120,896,750 1,530,712 122,427,462
Marketplace Loans ...................... — — 8,815,159 8,815,159
Loan Participations and Assignments ......... — 12,358,640 — 12,358,640
Foreign Government and Agency Securities .... — 323,665,393 — 323,665,393
U.S. Government and Agency Securities ....... — 483,942,078 — 483,942,078
Asset-Backed Securities :
Commercial Services & Supplies ........... — 7,684,896 — 7,684,896
Diversified Financial Services ............. — 708,884,012 1,784,701 710,668,713
Electric Utilities ........................ — 5,079,049 — 5,079,049
Road & Rail .......................... — 108,795 — 108,795
Commercial Mortgage-Backed Securities :
Capital Markets ........................ — 471,090 — 471,090
Diversified Financial Services ............. — 102,659,683 — 102,659,683
Thrifts & Mortgage Finance ............... — 426,651,980 8,354 426,660,334
Mortgage-Backed Securities ................ — 964,987,114 — 964,987,114
Municipal Bonds ......................... — 157,816,636 — 157,816,636
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 183,810,565 — — 183,810,565
Total Investments in Securities ........... $819,151,244 $4,805,667,479 $12,602,881 $5,637,421,604
12. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

Quarterly Statement of Investments
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant
Level 3 financial instruments at the beginning and/or end of the period. At July 31, 2020, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Total Return Fund (continued)
Assets:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 6,491,285 $ — $ 6,491,285
Futures contracts ........................ 23,097,468 — — 23,097,468
Swap contracts .......................... — 4,301,497 — 4,301,497
Unfunded Loan Commitments ............... — 42,479 — 42,479
Total Other Financial Instruments ......... $23,097,468 $10,835,261 $— $33,932,729
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ — 25,084,048 — 25,084,048
Futures contracts ........................ 4,741,575 — — 4,741,575
Swap contracts .......................... — 31,844,402 — 31,844,402
Unfunded Loan Commitments ...............  —  7,242  — 7,242
Total Other Financial Instruments ......... $4,741,575 $56,935,692 $— $61,677,267
a
For detailed categories, see the accompanying Statement of Investments.
b
Includes securities determined to have no value at July 31, 2020.
Balance at
Beginning of Period Purchases Sales
Transfer
Into
Level 3
a
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
b
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Floating Rate Daily Access Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace &
Defense $ 1,808,932 $ — $ — $ — $ — $ — $ — $ (1,356,699) $ 452,233 $ (1,356,699)
Paper & Forest
Products 16,265,063 — — — — — — 7,620,011 23,885,074 7,620,011
Road & Rail — —
c
— — — — — 336,378 336,378 336,378
Corporate Bonds :
Road & Rail — — — 17,602,299 — 208,462 — (341,331) 17,469,430 (341,331)
Senior Floating Rate
Interests :
Aerospace &
Defense 61,403,599 — — — — 245,783 — (21,036,339) 40,613,043 (21,036,339)
Road & Rail — — — 14,890,020 — (38,502) — (1,248,434) 13,603,084 (1,248,434)
Escrows and Litigation
Trusts .. —
c
— — — — (1,277,251) 1,277,251 — —
c
—
Total Investments in
Securities ..... $79,477,594 $— $— $32,492,319 $— (861,508) 1,277,251 (16,026,414) $96,359,242 (16,026,414)
12. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

Quarterly Statement of Investments
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of July 31, 2020, are as follows:
Balance at
Beginning of Period Purchases Sales
Transfer
Into
Level 3
a
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
b
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Low Duration Total Return Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace &
Defense $ 170,787 $ — $ — $ — $ — $ — $ — $ ( 128,09 0) $ 42,697 $ ( 128,09 0)
Multiline Retail  8,967 — — — — — — (8,967) —
c
(8,967)
Oil, Gas & Consumable
Fuels 4,511 — (2,406) — — — (1,877,948) 1,875,843 — —
Paper & Forest
Products 329,838 — — — — — — 154,525 484,363 154,525
Road & Rail — —
c
— — — — — 5,547 5,547 5,547
Warrants :
Oil, Gas & Consumable
Fuels . — —
c
— — — — — 1,580 1,580 1,580
Corporate Bonds :
Multiline Retail 2,280 — — — — (128,527) — 127,716 1,469 127,716
Road & Rail — — — 290,023 — 1,673 — (3,861) 287,835 (3,861)
Senior Floating Rate
Interests :
Aerospace &
Defense 3,233,528 — — — — 13,359 — (565,540) 2,681,52 7 (565,540)
Road & Rail — — — 186,862 — — — 37,270 224,13 2 37,270
Marketplace Loans :
Diversified Financial
Services 24,471,922 66,153,822 (61,774,745) — — (121,589) — (2,287,943) 26,441,467 (2,287,943)
Asset -Backed
Securities — — — 644,565 — — — (49,665) 594,900 (49,665)
Escrows and Litigation
Trusts .. —
c
— — — — (7,705) 7,705 — —
c
—
Total Investments in
Securities ..... $28,221,833 $66,153,822 $(61,777,151) $1,121,450 $ — (242,609) (1,870,243) (841,585) $30,765,517 (2,717,428)
a
Transferred into level 3 as a result of the unavailability of a quoted market price in an active market for identical securities and other significant observable valuation inputs.
b
May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
c
Includes securities determined to have no value.
12. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

Quarterly Statement of Investments
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Floating Rate Daily Access Fund
Assets:
Investments in Securities:
Common Stocks:
Paper & Forest Products
....
$23,885,074 Discounted cash flow Weighted average
cost of capital
16.5% Decrease
c
Free cash flows $162.2 mil Increase
Discount for lack of
marketability
20.0% Decrease
c
Long term growth 0.0% Increase
Corporate Bonds:
Road & Rail
..............
17,469,430 Discounted cash flow Discount rate 16.7% Decrease
c
Free cash flow $21.5 mil Increase
Senior Floating Rate Interests:
Aerospace & Defense
......
13,405,227 Discounted cash flow Discount rate 9.7% Decrease
Free cash flow $14.7 mil Increase
27,207,816  Weighted average
recovery estimate
Weighted average
recovery
$48.3% Increase
c
Road & Rail
..............
13,603,084 Discounted cash flow Discount rate 12.1% Decrease
c
Free cash flow $17.4 mil Increase
All other Investments
(
d
)
..........
788,611
e
Total
.......................
$96,359,242
Franklin Low Duration Total Return Fund
Assets:
Investments in Securities:
Marketplace Loans:
Lending Club
.............
$18,621,248 Discounted cash flow Loss-Adjusted
Discount rate
7.4% Decrease
c
Projected Loss rate 26.7% Decrease
c
Lending Club LCX
.........
5,188,993 Discounted cash flow Loss-Adjusted
Discount rate
8.6% Decrease
c
Projected Loss rate 19.8% Decrease
c
Upgrade
................
2,631,226 Discounted cash flow Loss-Adjusted
Discount rate
11.6% Decrease
c
Projected Loss rate 33.2% Decrease
c
All other investments
(
d
)
..........
4,324,050
e
Total
.......................
$30,765,517
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Represents a significant impact to fair value but not net assets.
12. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

Quarterly Statement of Investments
13. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
Abbreviations
d
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using private transaction prices or non-public third party pricing information which is unobservable.
e
Includes securities determined to have no value at July 31, 2020.
Counterparty
BNDP
BNP Paribas SA
BZWS
Barclays Bank plc
CITI
Citibank, Inc.
DBAB
Deutsche Bank AG
FBCO
Credit Suisse Group AG
GSCO
Goldman Sachs Group, Inc.
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Currency
AUD
Australian Dollar
BRL
Brazilian Real
CAD
Canadian Dollar
COP
Colombian Peso
DOP
Dominican Peso
EUR
Euro
GBP
British Pound
MXN
Mexican Peso
USD
United States Dollar
UYU
Uruguayan Peso
ZAR
South African Rand
Selected Portfolio
ADR American Depositary Receipt
AGMC Assured Guaranty Municipal Corp.
BZDIOVRA Brazil Inter-Bank Deposit Rate
CLO Collateralized Loan Obligation
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
COFI Cost of Funds Index
ETF Exchange-Traded Fund
EURIBOR Euro Inter-Bank Offer Rate
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
FRN Floating Rate Note
GNMA Government National Mortgage Association
GO General Obligation
H15BDI U.S. Treasury Bill Auction High Discount Rate
LIBOR London Inter-Bank Offered Rate
NYRS New York Registry Shares
PIK Payment-In-Kind
SOFR Secured Overnight Financing Rate
T-Note Treasury Note
VRI Value Recovery Instruments
12. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

Quarterly Statement of Investments
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.
Abbreviations
(continued)